                                                      Filed pursuant to Rule 497
                                                              File No. 333-96513

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                       VARIABLE DEFERRED ANNUITY CONTRACT

                                FORM P1153 12/99

ISSUED BY:                                 ADMINISTRATIVE OFFICE:
GE Life and Annuity Assurance Company      GE Life and Annuity Assurance Company
6610 West Broad Street                     P.O. Box 691
Richmond, VA  23230                        Leesburg, VA  20178
Telephone:  (804) 281-6000

This prospectus describes an individual flexible premium variable deferred annuity contract (the "Contract") issued by GE Life and Annuity Assurance Company (the "Company", "GE Life & Annuity," "we," "us," or "our"). Most transactions involving this Contract may be performed through our Electronic Service Center.

The Contract offers you the accumulation of Contract Value and payment of periodic annuity benefits. We pay these benefits on a variable basis.

You may allocate your Purchase Payments to the Separate Account. The Subaccounts of the Separate Account invest in shares of the Funds. We list the Funds, and their currently available portfolios, below.

Both the value of a Contract before the Annuity Commencement Date and the amount of monthly payments afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.



                           AIM VARIABLE INSURANCE FUNDS, INC.
o AIM V.I. Aggressive Growth Fund         o AIM V.I. Government Securities Fund
o AIM V.I. Capital Appreciation Fund      o AIM V.I. Growth and Income Fund
o AIM V.I. Capital Development Fund       o AIM V.I. Telecommunications Fund
o AIM V.I. Global Utilities Fund


                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Overseas Portfolio


                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Growth & Income Portfolio          o VIP III Mid Cap Portfolio
o VIP III Growth Opportunities Portfolio


                           GE INVESTMENTS FUNDS, INC.
o Income Fund                                   o Real Estate Securities Fund
o International Equity Fund                     o S&P 500 Index Fund
o Mid Cap Value Fund
     (formerly Value Equity Fund)               o Total Return Fund
o Money Market Fund                             o U.S. Equity Fund
o Premier Growth Equity Fund



                              JANUS ASPEN SERIES
o Capital Appreciation Portfolio          o High-Yield Portfolio
o Equity Income Portfolio                 o International Growth Portfolio
o Flexible Income Portfolio

Not all of these portfolios may be available in all states or in all markets.

YOUR INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus details the information regarding the Separate Account that you should know before investing. Please read it carefully, and it will remain available through our Electronic Service Center. We have also provided current prospectuses that contain information about the Funds available under the Contract. You should read the Fund prospectuses carefully before purchasing a Contract and they will remain available through our Electronic Service Center.


A Statement of Additional Information (SAI), dated April 14, 2000, concerning the Separate Account has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the SAI appears on the last page of this prospectus. A free hard copy of this prospectus and the SAI is available upon e-mail request through our Electronic Service Center at http://AnnuityNet.com. or by calling (877) 569-3789. The SAI is also available through the SEC website at http://www.sec.gov.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


The date of this prospectus is April 14, 2000.


==========================================================================================================
                                                 TABLE OF CONTENTS
==========================================================================================================




DEFINITIONS..............................................................................................1


EXPENSE TABLE............................................................................................2


SYNOPSIS.................................................................................................6


INVESTMENT RESULTS.......................................................................................8


FINANCIAL STATEMENTS.....................................................................................9


GE LIFE AND ANNUITY ASSURANCE COMPANY....................................................................9


SEPARATE ACCOUNT........................................................................................10

   THE FUNDS............................................................................................10
   SUBACCOUNTS..........................................................................................11
   CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS..................................................16

CHARGES AND OTHER DEDUCTIONS............................................................................17

   DEDUCTIONS FROM THE SEPARATE ACCOUNT.................................................................18
   DEDUCTIONS FOR PREMIUM TAXES.........................................................................18
   OTHER CHARGES AND DEDUCTIONS.........................................................................18

THE CONTRACT............................................................................................19

   PURCHASE OF THE CONTRACT.............................................................................19
   OWNERSHIP............................................................................................19
   PURCHASE PAYMENTS....................................................................................20
   VALUATION DATE.......................................................................................20
   ALLOCATION OF PURCHASE PAYMENTS......................................................................20
   VALUATION OF ACCUMULATION UNITS......................................................................21

TRANSFERS...............................................................................................21

   TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE.......................................................21
   TELEPHONE TRANSACTIONS...............................................................................23
   TRANSFERS BY THIRD PARTIES...........................................................................22
   TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE........................................................23

SURRENDERS AND WITHDRAWALS..............................................................................23
   SYSTEMATIC WITHDRAWALS...............................................................................24

THE DEATH BENEFIT.......................................................................................24

   DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE...................................................24
   DISTRIBUTION RULES...................................................................................25

ANNUITY PAYOUTS.........................................................................................26

   ANNUITY PAYMENT OPTIONS..............................................................................27
   LIFE ANNUITY WITH PERIOD CERTAIN.....................................................................27
   JOINT LIFE ANNUITY...................................................................................27
   GENERAL INFORMATION..................................................................................27
   ANNUITY PAYOUTS......................................................................................28

FEDERAL TAX MATTERS.....................................................................................29

VOTING RIGHTS...........................................................................................33

                                       i



REQUESTING PAYMENTS.....................................................................................34


DISTRIBUTION OF THE CONTRACTS...........................................................................34

   COMMISSIONS..........................................................................................35

ADDITIONAL INFORMATION..................................................................................35

   OWNER QUESTIONS......................................................................................35
   RETURN PRIVILEGE.....................................................................................35
   STATE REGULATION.....................................................................................35
   RECORDS AND REPORTS..................................................................................35
   OTHER INFORMATION....................................................................................36
   LEGAL MATTERS........................................................................................36

CONDENSED FINANCIAL INFORMATION.........................................................................36

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION...........................................37

APPENDIX................................................................................................38


================================================================================
                                   DEFINITIONS
================================================================================
We have tried to make this prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

ACCOUNT OR SEPARATE ACCOUNT -- The segregated investment account, GE Life & Annuity Separate Account 4, into which GE Life & Annuity sets aside and invests the assets for the Contract offered in this prospectus, and other variable annuity contracts that we issue.

ACCUMULATION UNIT -- A measure we use to calculate Contract Value before the Annuity Commencement Date.

ADMINISTRATIVE OFFICE -- The office designated by the Company to receive written customer requests. The address is GE Life and Annuity Assurance Company, P.O. Box 691, Leesburg, VA 20178.

ANNUITANT -- The person upon whose life we will base the annuity benefit payments made after the Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE - The date when we apply the Contract Value (less any premium taxes) for payment of annuity benefits under the Annuity Payment Option selected. This is the date of the first annuity payment and is specified in your Contract unless changed after issue.

ANNUITY PAYMENT OPTION -- Any of the forms of annuity benefit payments allowed under the Contract.

ANNUITY PAYOUT -- An amount paid at regular intervals after the Annuity Commencement Date under one of the Annuity Payment Options available to the Owner and/or any other payee. The amount paid may vary.

ANNUITY UNIT -- A measure we use to calculate the amount of Annuity Payouts after the Annuity Commencement Date.

BENEFICIARY -- The person or entity whom the Owner designates to receive the Death Benefit, if any, in case of the Owner's death.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT -- The person named by the Owner who, at the death of the Annuitant before the Annuity Commencement Date, may become the Annuitant in certain circumstances.

CONTRACT VALUE -- At a given time on or before the Annuity Commencement Date, the total value of all Accumulation Units for a Contract.

CONTRACT YEAR -- Each one-year period starting with the effective date of the Contract to the anniversary of that date in the following year.

DEATH BENEFIT -- The amount payable to the Owner's designated Beneficiary if the Owner dies before the Annuity Commencement Date.

ELECTRONIC SERVICE CENTER -- The electronic site that GE Life & Annuity maintains specifically for this Contract to provide variable annuity contract information and other information to current and prospective annuity Contract Owners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures. The Universal Resource Locator (or "URL") for the Electronic Service Center is http://AnnuityNet.com.

FUND - Any open-end management investment company or any unit investment trust, in which a Subaccount invests.

OWNER - The individual(s) or entity who possesses rights of ownership under the Contract. "You" and "your" refer to the Owner. An Owner or joint Owner is entitled to receive Annuity Payouts after the Annuity Commencement Date. Owners refers to the Owner or joint Owner.

PURCHASE PAYMENTS - A payment received by the Company and applied to this Contract. When used in connection with this Contract, the term "Purchase Payment" means the same as the term "premium payment".

SUBACCOUNT -- That portion of the Separate Account which invests in shares of a portfolio of a particular Fund. A Subaccount corresponds to each portfolio of a Fund.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for regular trading except for days that a Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD -- The period commencing at the close of regular trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for regular trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.


================================================================================
                                  EXPENSE TABLE
================================================================================

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Contract. The table reflects expenses both of the Subaccounts of the Separate Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, SEE Charges and Other Deductions in this prospectus and the prospectuses for the Funds. Premium tax charges also may apply, although they do not appear in the table. In addition, we reserve the right to impose a $10.00 transfer charge, although we do not currently do so.

OWNER TRANSACTION EXPENSES:

None.

SEPARATE ACCOUNT ANNUAL EXPENSES FOR THE SUBACCOUNTS:

(as a percentage of average Contract Value for each Subaccount):

Maximum Annuity Asset Charge
         Mortality and expense risk charge                                .40%
         Administrative expense charge                                    .35%
                                                                           ---
         Effective annual rate not to exceed                              .75%

PORTFOLIO ANNUAL EXPENSES:

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets.)
                                       3


                                                     Management Fees        Other Expenses
                                                    (after fee waiver    (after reimbursement     Total Annual
Portfolio                                            as applicable)         as applicable)          Expenses
-------------------------------------------------- -------------------- ------------------------ ----------------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Aggressive Growth Fund/1                         .80%                   .39%                1.19%
  AIM V.I. Capital Appreciation Fund/1                      .62                    .11                  .73
  AIM V.I. Capital Development Fund/1                       .75                    .48                 1.23
  AIM V.I. Global Utilities Fund/1                          .65                    .49                 1.14
  AIM V.I. Government Securities Fund/1                     .50                    .40                  .90
  AIM V.I. Growth and Income Fund/1                         .61                    .16                  .77
  AIM V.I. Telecommunications Fund/1                       1.00                    .27                 1.27
FIDELITY VARIABLE INSURANCE PRODUCTS FUND*
  VIP Overseas Portfolio/2                                  .73                    .18                  .91
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III*
  VIP III Growth & Income Portfolio/3                       .48                    .12                  .60
  VIP III Growth Opportunities Portfolio/3                  .58                    .11                  .69
  VIP III Mid Cap Portfolio/3                               .57                   2.77                 3.34
GE INVESTMENTS FUNDS
  Income Fund/4                                             .50                    .07                  .57
  International Equity Fund/4                              1.00                    .08                 1.08
  Mid Cap Value Fund/4
    (formerly Value Equity Fund)                            .65                    .06                  .71
  Money Market Fund/4                                       .24                    .06                  .30
  Premier Growth Equity Fund/4                              .65                    .03                  .68
  Real Estate Securities Fund/4                             .85                    .09                  .94
  S&P 500 Index Fund/4                                      .35                    .04                  .39
  Total Return Fund/4                                       .50                    .06                  .56
  U.S. Equity Fund/4                                        .55                    .06                  .61
JANUS ASPEN SERIES
  Capital Appreciation Portfolio/5                          .65                    .04                  .69
  Equity Income Portfolio/5                                 .62                    .63                 1.25
  Flexible Income Portfolio/5                               .65                    .07                  .72
  High-Yield Portfolio/5                                    .00                   1.00                 1.00
  International Growth Portfolio/5                          .65                    .11                  .76

*The fees and expense reported for the Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

Not all portfolios may be available in all states or markets.

1. Absent reimbursement, the total annual expenses of the portfolios of AIM Variable Insurance Funds, Inc. during 1999 would have been 2.42% for Aggressive Growth Fund and 3.42% for Capital Development Fund.
2. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or Fidelity Management Research on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the total annual expenses of the portfolios of Variable Insurance Products Fund during 1999 would have been .87% for VIP Overseas Portfolio.
3. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or Fidelity Management Research on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the total annual expenses of the portfolios of Variable Insurance Products Fund III during 1999 would have been .59% for VIP III Growth & Income Portfolio, .68% for VIP III Growth Opportunities Portfolio and .97% for VIP III Mid Cap Portfolio.
4. GE Asset Management Incorporated currently serves as investment adviser to GE Investments Funds, Inc. and has voluntarily agreed to waive a portion of the fee payable by the Fund. Absent this fee waiver, the total annual expenses during 1999 of the GE Money Market Fund would have been .50% and .72% for Premier Growth Equity Fund.
5. Absent reimbursements, the total annual expenses of the portfolios of the Janus Aspen Series during 1999 would have been .69% for Capital Appreciation Portfolio, 1.28% for Equity Income Portfolio, and 4.92% for High-Yield Portfolio.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 1999 (shown above in Portfolio Annual Expenses).

EXAMPLES:       A Policyowner would pay the following expense on a $1,000
investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:                                            1 Year       3 Years     5 Years       10 Years
 AIM Variable Insurance Funds, Inc.
 Aggressive Growth Fund                                               23.21       71.53        122.51        262.55
 Capital Appreciation Fund                                            18.59       57.56         99.03        214.79
 Capital Development Fund                                             23.61       72.74        124.53        266.60
 Global Utilities Fund                                                22.71       70.02        119.99        257.48
 Government Securities Fund                                           20.30       62.75        107.78        232.72
 Growth & Income Fund                                                 18.99       58.78        101.10        219.04
 Telecommunications Fund                                              24.01       73.95        126.54        270.62

 Fidelity Variable Insurance Products Fund
 VIP Overseas Portfolio                                               20.40       63.05        108.29        233.76

 Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio                                    17.28       53.57         92.30        200.86
 VIP III Growth Opportunities Portfolio                               18.19       56.33         96.97        210.52
 VIP III Mid Cap Portfolio                                            44.52      134.32        225.13        456.63

 GE Investments Funds, Inc.
 Income Fund                                                          16.98       52.65         90.74        197.62
 International Equity Fund                                            22.11       68.21        116.95        251.35
 Mid Cap Value Fund
   (formerly Value Equity Fund)                                       18.39       56.94         98.00        212.66
 Money Market Fund                                                    14.25       44.31         76.58        167.97
 Premier Growth Equity Fund                                           18.09       56.03         96.45        209.46
 Real Estate Securities Fund                                          20.70       63.96        109.82        236.89
 S&P 500 Index Fund                                                   15.16       47.10         81.32        177.95
 Total Return Fund                                                    16.88       52.34         90.21        196.54
 U.S. Equity Fund                                                     17.38       53.88         92.82        201.94


 Janus Aspen Series
 Capital Appreciation Portfolio                                       18.19       56.33         96.97        210.52
 Equity Income Portfolio                                              23.81       73.34        125.54        268.61
 Flexible Income Portfolio                                            18.49       57.25         98.52        213.73
 High-Yield Portfolio                                                 21.30       65.78        112.88        243.11
 International Growth Portfolio                                       18.89       58.47        100.58        217.98

* surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

Subdivision Investing In:                                           1 Year       3 Years     5 Years       10 Years
 AIM Variable Insurance Funds, Inc.
 Aggressive Growth Fund                                               23.21       71.53        122.51        262.55
 Capital Appreciation Fund                                            18.59       57.56         99.03        214.79
 Capital Development Fund                                             23.61       72.74        124.53        266.60
 Global Utilities Fund                                                22.71       70.02        119.99        257.48
 Government Securities Fund                                           20.30       62.75        107.78        232.72
 Growth & Income Fund                                                 18.99       58.78        101.10        219.04
 Telecommunications Fund                                              24.01       73.95        126.54        270.62

 Fidelity Variable Insurance Products Fund
 VIP Overseas Portfolio                                               20.40       63.05        108.29        233.76

 Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio                                    17.28       53.57         92.30        200.86
 VIP III Growth Opportunities Portfolio                               18.19       56.33         96.97        210.52
 VIP III Mid Cap Portfolio                                            44.52      134.32        225.13        456.63

 GE Investments Funds, Inc.
 Income Fund                                                          16.98       52.65         90.74        197.62
 International Equity Fund                                            22.11       68.21        116.95        251.35
 Mid Cap Value Fund
   (formerly Value Equity Fund)                                       18.39       56.94         98.00        212.66
 Money Market Fund                                                    14.25       44.31         76.58        167.97
 Premier Growth Equity Fund                                           18.09       56.03         96.45        209.46
 Real Estate Securities Fund                                          20.70       63.96        109.82        236.89
 S&P 500 Index Fund                                                   15.16       47.10         81.32        177.95
 Total Return Fund                                                    16.88       52.34         90.21        196.54
 U.S. Equity Fund                                                     17.38       53.88         92.82        201.94

 Janus Aspen Series
 Capital Appreciation Portfolio                                       18.19       56.33         96.97        210.52
 Equity Income Portfolio                                              23.81       73.34        125.54        268.61
 Flexible Income Portfolio                                            18.49       57.25         98.52        213.73
 High-Yield Portfolio                                                 21.30       65.78        112.88        243.11
 International Growth Portfolio                                       18.89       58.47        100.58        217.98

* surrender includes annuitization over a period of less than 5 years


                                      * * *


The Funds supplied all of the figures provided under the subheading
Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information. Certain portfolio expenses are shown net of fee waivers and reimbursements. We cannot guarantee that the fee waivers and reimbursements will continue.

OTHER CONTRACTS

We offer other variable annuity contracts which may also invest in the same portfolios offered in the Contract. These contracts have different charges that could affect their subaccounts' performance and they offer different benefits.



================================================================================
                                    SYNOPSIS
================================================================================

WHAT TYPE OF CONTRACT AM I      It is an individual deferred variable annuity
BUYING?                         contract issued by GE Life & Annuity.  This
                                prospectus only provides disclosure about the Contract. Certain features described in this prospectus may vary from your Contract. See The
                                Contract.

WHAT IS THE ACCOUNT?            It is a separate account established under
                                Virginia insurance law, and registered with the SEC as a unit investment trust. The assets of the Separate Account are allocated to one or more Subaccounts. Those assets are not chargeable with liabilities arising out of any other business which GE Life & Annuity may conduct. See Separate Account.

WHAT ARE MY INVESTMENT          Through its various Subaccounts, the Separate
CHOICES?                        Account uses your Purchase Payments to purchase
                                shares, at your direction, in one or more of the portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. See Separate
                                Account - Subaccounts.

HOW DOES THE CONTRACT WORK?     During the accumulation period, while you are
                                paying in, your Purchase Payments will buy
                                Accumulation Units under the Contract. When you annuitize (that is, change your Contract to a payment mode rather than an accumulation mode), your Accumulation Units will be converted to Annuity Units. Your periodic Annuity Payout will be based upon the number of Annuity Units to which you became entitled at the time you annuitized and the value of each unit on the Valuation Date the payment is calculated. See
                                The Contract.

WHAT CAN I DO THROUGH THE       We maintain the Electronic Service Center to
ELECTRONIC SERVICE CENTER?      provide information to you. Also, we perform
                                various transactions through the Center.
                                For security, we may issue you a Personal
                                Identification Number (PIN) or password. You are
                                responsible for any use of this PIN or password.
                                Detailed  instructions on how to perform various
                                transactions such as transferring funds from one
                                Subaccount to another  Subaccount,  changing the
                                Beneficiary  or making a withdrawal can be found
                                at  the   Electronic   Service   Center.   These
                                procedures must be followed.

                                For legal reasons, certain transactions require a document with a signature. Electronic requests for transactions that require a signature will not be processed.

WHAT CHARGES ARE                We assess annual charges in the aggregate at an
ASSOCIATED WITH THIS            effective annual rate of .75% against the daily
CONTRACT?                       net asset value of the Separate Account,
                                including that portion of the Account
                                attributable to your Purchase Payments. These charges consist of an administrative expense charge of .35% and a mortality and expense risk charge of .40%.

                                If your state assesses a premium tax with respect to your Contract, we will deduct those amounts from Purchase Payments or Contract Value at the time the tax is incurred (or at another time we choose). See Charges and Other Deductions.

                                Finally, each portfolio pays a management fee to its investment advisers based upon its average daily net asset value. Each portfolio also has additional operating expenses associated with the daily operation of the Funds. See the Expense Table. These fees and expenses are more fully described in the prospectuses for the Funds.

HOW MUCH MUST I PAY, AND        You may purchase the contract for $1000.00.
HOW OFTEN?                      After that, Purchase Payments are flexible,
                                although some limitations on the amounts may apply. See The Contract - Purchase Payments.


HOW WILL MY ANNUITY             When you annuitize, you elect an Annuity Payment
PAYOUTS BE CALCULATED?          Option.  Once you have  done  so,  your  Annuity
                                Payout  will be based upon a number of  factors.
                                One factor will be the changing values of the Subaccounts to which you have allocated funds.
                                Another factor will be your age at the
                                Annuity Commencement Date. See Annuity Payouts.

WHAT HAPPENS IF I DIE           We will pay the Contract Value to your
BEFORE I ANNUITIZE?             designated  Beneficiary.  Your  Beneficiary will
                                have certain options for how we pay the money out. See the Death Benefit.

MAY I TRANSFER CONTRACT         Yes, but there may be limits on how often you
VALUE AMONG SUBACCOUNTS?        may do so.  Transfers are limited to three times
                                annually  after the Annuity  Commencement  Date.
                                See Transfers.

MAY I SURRENDER THE             Yes, subject to Contract requirements.  See
CONTRACT OR MAKE A              Surrenders and Withdrawals.
WITHDRAWAL?
                                If you surrender the Contract or make a
                                withdrawal, certain charges may be assessed, as discussed above and under Charges and Other
                                Deductions. In addition, if you take a
                                distribution before age 59 1/2 the Internal
                                Revenue Service may assess a 10% premature withdrawal penalty tax. A surrender or a withdrawal may be subject to tax withholding.
                                See Federal Tax Matters.

DO I GET A FREE LOOK AT         Yes. If within ten days (or a longer period
THIS CONTRACT?                  if required by law) of the date you receive the
                                signed Contract through the Electronic Service
                                Center, you cancel the Contract through the Electronic Service Center or return it, postage prepaid to our Administrative Office, it will be canceled. We will allocate your Purchase
                                Payments to the Subaccount investing in GE
                                Investments Funds' Money Market Fund until we deem the free look period to have expired.
                                Solely for this purpose, we deem the free look period to expire 15 days after we deliver your Contract to your personal folder.

                                If you exercise this right, we will cancel the Contract as of the day we receive your request, and send you a refund equal to the greater of
                                (1) your Contract Value plus any charges we have deducted from your Purchase Payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract, or (2) we will refund your Purchase Payments made (less any withdrawals previously taken). See Additional Information - Return Privilege.

MAY I RECEIVE MATERIALS IN      Yes.  You may receive any materials in writing,
WRITING FROM GE LIFE &          such as the prospectuses and annual reports, by
ANNUITY?                        contacting our Administrative Office or by
                                e-mailing our Electronic Service Center. In addition, at any time, you may revoke your consent to receive materials electronically by writing our Administrative Office.



================================================================================
                               INVESTMENT RESULTS
================================================================================

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods. Total returns include the reinvestment of all distributions. Total returns reflect portfolio charges and expenses, the administrative expense charge, and the mortality and expense risk charge.
Total returns do not reflect any premium taxes. See the SAI for further information.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary (formerly The Life Insurance Company of Virginia), and GE Life & Annuity Separate Account 4 (formerly Life of Virginia Separate Account 4), are located in the Statement of Additional Information ("SAI"). If you would like a free hard copy of the SAI, please contact our Electronic Service Center at http://ww.annuitynet.com. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

================================================================================
                      GE LIFE AND ANNUITY ASSURANCE COMPANY
================================================================================

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company and Phoenix Home Group, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial
Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association
("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

================================================================================
                                SEPARATE ACCOUNT
================================================================================

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.


The Separate Account currently has 25 Subaccounts that are available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net Purchase Payments in accordance with your instructions after we deem the free look period to have ended.


The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our general account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE FUNDS                       There is a separate Subaccount which corresponds
                                to each portfolio of a Fund offered in this Contract. You decide the Subaccounts to which you allocate net Purchase Payments after we deem the free look period to have ended. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has distinct investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

                                Before allocating your net Purchase Payments and Contract Value to a Subaccount, carefully read the prospectus for each Fund, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the portfolios.

                                The investment objectives and policies of certain portfolios may be similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager, but are not available under the Contract. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS                     We offer you a choice from among 25 Subaccounts,
                                each of which invests in an underlying portfolio of one of the Funds.




-------------------------    --------------------------------------------------   ----------------------------

       SUBACCOUNT                         INVESTMENT OBJECTIVES                        ADVISER (AND SUB-
                                                                                    ADVISER, AS APPLICABLE)
-------------------------    --------------------------------------------------   ----------------------------

                                     AIM VARIABLE INSURANCE FUNDS, INC.
=========================    ==================================================   ============================

AIM VARIABLE INSURANCE       Objective is to achieve long-term growth of          AIM Advisors, Inc.
FUNDS, INC.                  capital. The fund seeks to meet this objective by    (Subadvised by INVESCO
Aggresive Growth Fund        investing  primarily in common stocks, convertible   Asset Management Limited)
                             bonds, convertible preferred stocks and warrants
                             of small and medium sized companies whose
                             earnings the fund's portfolio managers expect to
                             grow more than 15% per year.  The fund may also
                             invest up 25% of its total assets in foreign
                             securities.

-------------------------    --------------------------------------------------   ----------------------------

AIM VARIABLE INSURANCE       Objective is growth of capital through investment    AIM Advisors, Inc.
FUNDS, INC.                  in common stocks, with emphasis on medium and        (Subadvised by INVESCO
Capital Appreciation         small sized growth companies.                        Asset Management Limited)
-------------------------    --------------------------------------------------   ----------------------------

AIM VARIABLE INSURANCE       Objective is long-term growth of capital.  The       AIM Advisors, Inc.
FUNDS, INC.                  fund seeks to meet this objective by investing       (Subadvised by INVESCO
Capital Development Fund     primarily in securities, including common stocks,    Asset Management Limited)
                             Convertible securities and bonds, of small and
                             medium sized companies. The fund may also invest
                             up to 25% of its total assets in  foreign
                             securities.
-------------------------    --------------------------------------------------   ----------------------------

AIM VARIABLE INSURANCE       Objective are to achieve a high level of current     AIM Advisors, Inc.
FUNDS, INC.                  income and secondarily, growth of capital, by        (Subadvised by INVESCO
Global Utilities Fund        investing  primarily in the common and preferred     Asset Management Limited)
                             stocks of public utility companies (either
                             domestic or foreign).  The fund seeks to meet
                             these objectives by investing, normally, at least
                             65% of its total assets in securities of domestic
                             and foreign public utility companies.
-------------------------    --------------------------------------------------   ----------------------------

AIM VARIABLE INSURANCE       Objective is to achieve a high level of current      AIM Advisors, Inc.
FUNDS, INC.                  income consistent with reasonable concern for        (Subadvised by INVESCO
Government Securities Fund   safety of principal by investing in debt             Asset Management Limited)
                             securities issued, guaranteed or otherwise backed
                             by the United States Government.

-------------------------    --------------------------------------------------   ----------------------------

AIM VARIABLE INSURANCE       Objective is growth of capital with a secondary      AIM Advisors, Inc.
FUNDS, INC.                  objective of current income. The fund seeks to       (Subadvised by INVESCO
Growth and Income Fund       meet these objectives by investing  at least 65%     Asset Management Limited)
                             of its net assets in income producing securities,
                             including dividend paying common stocks and
                             convertible securities.

-------------------------    --------------------------------------------------   ----------------------------

AIM VARIABLE INSURANCE       Objective is long-term growth of capital.  The       AIM Advisors, Inc.
FUNDS, INC.                  fund seeks to meet this objective by investing       (Subadvised by INVESCO
Telecommunications Fund      primarily in equity securities of companies          Asset Management Limited)
                             throughout the world engaged in the development,
                             manufacture or sale of telecommunications
                             services or equipment. The fund will invest,
                             normally, at least 65% of its total assets in
                             common and preferred stocks and warrants to
                             acquire such stocks issued by
                             telecommunications companies.
-------------------------    --------------------------------------------------   ----------------------------
                                       12

                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
=========================    ==================================================   ============================

FIDELITY VARIABLE            Seeks long-term growth of capital by investing at    Fidelity Management &
INSURANCE                    least 65% of total assets in foreign securities,     Research Company
PRODUCTS FUND                primarily in common stocks.                          (Subadvised by Fidelity
VIP Overseas Portfolio                                                            Management & Research (U.K.)
                                                                                  Inc., Fidelity
                                                                                  Management & Research Far
                                                                                  East Inc., Fidelity
                                                                                  International Investment
                                                                                  Advisors and Fidelity
                                                                                  International Investment
                                                                                  Advisors (U.K.) Limited)

-------------------------    --------------------------------------------------   ----------------------------

                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
=========================    ==================================================   ============================
FIDELITY VARIABLE            Seeks high total return through a combination of     Fidelity Management
INSURANCE                    current income and capital appreciation by           & Research Company
PRODUCTS FUND III            investing a majority of assets in common stocks      (Subadvised by Fidelity
VIP III Growth & Income      with a focus on those that pay current dividends     Management & Research
Portfolio                    and show potential for capital appreciation.         (U.K.) Inc. and Fidelity
                                                                                  Management & Research
                                                                                  Far East Inc.)
-------------------------    --------------------------------------------------   ----------------------------

FIDELITY VARIABLE            Seeks to provide capital growth by investing         Fidelity Management &
INSURANCE PRODUCTS           primarily  in common stock and other types of        Research Company
FUND III                     securities, including bonds, which may be            (Subadvised by Fidelity
VIP III Growth               lower-quality debt securities.                       Management & Research
Opportunities Portfolio                                                           (U.K.) Inc. and Fidelity
                                                                                  Management & Research Far
                                                                                  East Inc.)

-------------------------    --------------------------------------------------   ----------------------------

FIDELITY VARIABLE            Seeks long-term growth of capital investing          Fidelity Management & Research
INSURANCE                    primarily in common stocks and at least 65% of       Company (subadvised by
PRODUCTS FUND III            total assets in securities of companies              Fidelity Management
VIP III Mid-Cap Portfolio    with medium market capitalizations.                  & Research (U.K.), Inc. and
                                                                                  Fidelity Management &
                                                                                  Research Far East, Inc.

-------------------------    --------------------------------------------------   ----------------------------

                                          GE INVESTMENTS FUNDS, INC

=========================    ==================================================   ============================

GE INVESTMENTS FUNDS         Objective of providing maximum income consistent     GE Asset
Income Fund                  with prudent investment management and               Management Incorporated
                             preservation of capital by investing primarily
                             in income-bearing debt securities and other income
                             bearing instruments.
-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing long-term growth of capital   GE Asset
International Equity Fund    by investing  primarily in foreign equity and        Management Incorporated
                             equity-related securities which the Adviser
                             believes have long-term potential for capital
                             growth.

                                       13

-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing long term growth of capital   GE Asset
Mid Cap Value Fund           by investing primarily in common stock and other     Management
(formerly Value Equity       equity securities of companies that the investment   Incorporated
    Fund)                    adviser believes are undervalued by the              (Subadvised by
                             marketplace at the time of purchase and that offer   NWQ Investment
                             the potential for above-average growth of capital.   Management
                             Although the current portfolio reflects              Company)
                             investments primarily within the mid cap range,
                             the Fund is not restricted to investments within
                             any particular capitalization and may in the
                             future invest a majority of its assets in another
                             capitalization range.
-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing highest level of current      GE Asset
Money Market Fund            income as is consistent with high liquidity and      Management Incorporated
                             safety of principal by investing in various
                             types of good quality money market securities.
-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing long-term growth of           GE Asset
Premier Growth               capital as well as future (rather than current)      Management Incorporated
Equity Fund                  income by investing primarily in growth-oriented
                             equity securities.
-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing maximum total return          GE Asset
Real Estate Securities       through current income and capital appreciation by   Management
Fund                         investing primarily in securities of U.S. issuers    Incorporated
                             that are principally engaged in or related to the    (Subadvised by
                             real estate industry including those that own        Seneca Capital
                             significant real estate assets. The portfolio        Management, L.L.C.)
                             will not invest directly in real estate.

-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing capital appreciation and      GE Asset Management
S&P 500 Index Fund(1)        accumulation of income that corresponds to the       Incorporated
                             investment return of the Standard & Poor's 500       (Subadvised by
                             Composite Stock Price Index through investment       State Street Global
                             in common stocks comprising the Index.               Advisors)
-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing the highest total return,     GE Asset
Total Return Fund            composed of current income and capital               Management Incorporated
                             appreciation, as is consistent with prudent
                             investment risk by investing in common stock,
                             bonds and money market instruments, the
                             proportion of each being continuously
                             determined by the investment adviser.
-------------------------    --------------------------------------------------   ----------------------------

GE INVESTMENTS FUNDS         Objective of providing long-term growth of           GE Asset Management
U.S. Equity Fund             capital through investments primarily in equity      Incorporated
                             securities of U.S. companies.

-------------------------    --------------------------------------------------   ----------------------------

(1) "Standard & Poor's", "S&P", and "S&P 500" are trademarks of The McGraw-Hill
Companies, Inc. and have been licensed for use by GE Investment Management
Incorporated. The S&P 500 Index Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund of the Policy.





                                       14

                                             JANUS ASPEN SERIES
=========================    ==================================================   ============================

JANUS ASPEN SERIES           Seeks long-term growth of capital. Pursues this      Janus Capital
Capital Appreciation         objective by investing primarily in common           Corporation
Portfolio                    stocks of companies of any size.
-------------------------    --------------------------------------------------   ----------------------------

JANUS ASPEN SERIES           Seeks current income and long-term growth of         Janus Capital
Equity Income Portfolio      capital. It pursues its objective by normally        Corporation
                             emphasizing investments in common stock, and
                             growth potential is a significant investment
                             consideration.
-------------------------    --------------------------------------------------   ----------------------------

JANUS ASPEN SERIES           Seeks maximum total return consistent with           Janus Capital
Flexible Income Portfolio    preservation of capital. Total return is expected    Corporation
                             to result from a combination of income and capital
                             appreciation. The portfolio pursues its objective
                             primarily by investing in any type of
                             income-producing securities. This portfolio
                             may have substantial holdings of lower-rated debt
                             securities or "junk" bonds. The risks of
                             investing in junk bonds are described in the
                             prospectus for Janus Aspen Series, which
                             should be read carefully before investing.
-------------------------    --------------------------------------------------   ----------------------------

JANUS ASPEN SERIES           Seeks to obtain a high current income. Capital       Janus Capital Corporation
High-Yield Portfolio         appreciation is secondary objective when
                             consistent with its primary objective. It pursues
                             its objectives by normally investing 65% of its
                             assets in high-yield-risk fixed-income securities,
                             and may at time invest all of its assets in these
                             securities.

-------------------------    --------------------------------------------------   ----------------------------

JANUS ASPEN SERIES           Seeks long term growth of capital.  Normally, the    Janus Capital Corporation
International Growth         Portfolio pursues its objective by investing at
Portfolio                    least 65% of its total assets in securities
                             of issuers from at least five different countries,
                             excluding the United States. Although the
                             Portfolio intends to invest substantially all of
                             its assets in issuers outside of the United States,
                             it may at times invest in U.S. issuers and
                             it may at times invest all of its assets in fewer
                             than five countries or even a single country.
=========================    ==================================================   ============================

--------


Not all of these portfolios may be available in all states or markets.

                                We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/withdrawal proceeds, to make Annuity Payouts, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.
                                Shares of the Funds are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

                                When a Fund sells shares in any of its
                                portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                                Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds.

                                We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide.


CHANGES TO THE SEPARATE         We reserve the right, within the law, to make
ACCOUNT AND THE SUBACCOUNTS     additions, deletions and substitutions for the
                                Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any Fund's shares should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes for the Contract.
                                We cannot substitute shares attributable to your Contact without prior notice to you and before approval of the SEC, in accordance with the 1940
                                Act. We will also inform you within fifteen (15) days after such substitution occurs. We will notify you before and after the substitution by placing a notice in your personal folder at the Electronic Service Center. This notice will also be sent to your e-mail address on file with us.

                                We also reserve the right to establish
                                additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We may combine existing Subaccounts.

                                If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, manage the Separate Account under the direction of a committee, create new separate accounts, or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

================================================================================
                          CHARGES AND OTHER DEDUCTIONS
================================================================================

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

         o   processing applications for and issuing the Contracts;

         o processing purchases and redemptions of portfolio shares as required;

         o   maintaining records;

         o   telephone transfers;

         o   administering Annuity Payouts;

         o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

         o   reconciling and depositing cash receipts;

         o   providing Contract confirmations and periodic statements; and

         O   providing Electronic services.

The risks we assume include:

    o the risk that the actual life-span of persons receiving Annuity Payouts under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

    o the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



DEDUCTIONS FROM THE             We deduct from the Separate Account an amount,
SEPARATE ACCOUNT                computed daily, which is equal to an annual rate
                                of 0.75% of the daily net asset value. This is our annuity asset charge. This charge consists of an administrative expense charge of .35% and a mortality and expense risk charge of .40%. We will pay an administrative expense charge to AnnuityNet, P.O. Box 691, Leesburg, VA 20178 for the services it provides. AnnuityNet maintains the Electronic Service Center, processes applications, and performs various other administrative services. These deductions are reflected in your Contract Value.

DEDUCTIONS FOR PREMIUM          Any premium tax or other tax levied by any
TAXES                           governmental entity as a result of the existence
                                of the Contracts or the Separate Account will be deducted from the Contract Value when incurred, or at another time of our choosing.

                                The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes will vary, generally depending upon the law of your state of residence. In those states which tax these premiums, the tax generally ranges from 0% to 3%.

OTHER CHARGES AND               There are deductions from and expenses paid out
DEDUCTIONS                      of the assets of the underlying Funds that are
                                more fully described in the prospectuses for the Funds.

                                In addition, we reserve the right to impose a $10.00 transfer charge.

================================================================================
                                  THE CONTRACT
================================================================================

The Contract is an individual flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. Your Contract may differ in certain respects from the description below because of the requirements of the state where we issued your Contract. In addition, we reserve the right to amend the Contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified of any changes, modifications, or waivers through the Electronic Service Center.

PURCHASE OF THE CONTRACT        If you wish to purchase the Contract, you must
                                apply for it by downloading, completing, signing, and then sending the application to our Administrative Office. When we receive the completed application, we decide whether to accept or reject it. If the application is accepted, the Contract is prepared and executed by our legally authorized officers. The Contract is then provided to you through the Electronic
                                Service Center. See Distribution of the
                                Contracts.

                                Once a completed application and all other information necessary for processing a purchase order are received, we will apply your initial Purchase Payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days. If an incomplete application cannot be completed within those five days, you will be informed of the reasons, and the Purchase Payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, we must apply the initial Purchase Payment within two business days.

                                Purchase Payments can be made electronically by an electronic fund transfer ("EFT"), wired or mailed to: GE Life and Annuity Assurance Company, P. O. Box 691, Leesburg, VA 20178.

                                To apply for a Contract, you must be of legal age in a state where we may lawfully sell the Contract. The Annuitant cannot be older than age 85 at the time of issue.

OWNERSHIP                       As the Owner, you have all the rights under the
                                Contract, subject to the rights of any
                                irrevocable Beneficiary. According to Virginia law, the assets in the Separate Account equal to the Contract liabilities are held for the exclusive benefit of all Owners and their designated Beneficiaries. You may not assign your Contract without our permission.

                                If you name a joint Owner in the application, we will treat the joint Owners as having equal undivided interests in the Contract. Either joint Owner, independently of the other, may exercise any ownership rights in the Contract.

PURCHASE PAYMENTS               You may make Purchase Payments at a frequency
                                and in the amount you select, subject to certain limitations. You must obtain our approval before you make total Purchase Payments for an Annuitant age 79 or younger that exceed $2 million. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1 million. The minimum initial Purchase Payment is $1,000.
                                Subsequent Purchase Payments must be at least
                                $100. Payments may be made or, if stopped, resumed at any time until the Annuity
                                Commencement Date, the surrender of the
                                Contract, or the death of the Owner (or joint
                                Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a Purchase
                                Payment for any lawful reason.

VALUATION DATE                  We will value Accumulation Units and Annuity
                                Units once daily at the close of regular trading
                                (currently, 4:00 p.m. New York time) on each day the New York Stock Exchange is open except for days on which a corresponding portfolio does not value its shares (Valuation Date). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE          After we deem the free look period to end (15
PAYMENTS                        days after we deliver your Contract to your
                                personal folder), we place Purchase Payments into the Separate Account's Subaccounts.
                                Following your allocation instructions, each
                                Subaccount invests in shares of the
                                corresponding portfolios of the Funds.

                                Upon allocation to the appropriate Subaccount, we convert net Purchase Payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Date on which we receive the Purchase Payment at our Administrative Office if received before 4:00 p.m., New York time. If we receive the Purchase Payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Valuation Date. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

                                You may change the allocation of subsequent
                                Purchase Payments at any time, without charge, by sending us acceptable notice through our Electronic Service Center or in writing to our Administrative Office. The new allocation will apply to any Purchase Payments made after we receive notice of the change.

VALUATION OF ACCUMULATION       We value Accumulation Units for each Subaccount
UNITS                           separately.  Initially, we arbitrarily set the
                                value of each Accumulation Unit at $10.00.
                                Thereafter, the value of an Accumulation Unit in any Subaccount for a Valuation Period equals the value of an Accumulation Unit in that Subaccount as of the preceding Valuation Period multiplied by the net investment factor of that Subaccount for the current Valuation Period.

                                The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.


================================================================================
                                    TRANSFERS
================================================================================

TRANSFERS BEFORE THE            Before the earliest of the surrender of the
ANNUITY COMMENCEMENT DATE       Contract, payment of any Death Benefit, and the
                                Annuity Commencement Date, you may transfer all or a portion of your Contract Value between and among the Subaccounts of the Separate Account, subject to certain conditions. We process transfers among the Subaccounts of the Separate
                                Account as of the end of the Valuation Period that we receive the transfer request through our Electronic Service Center or in writing at our Administrative Office. We may postpone transfers to, from, or among the Subaccounts of the Separate Account, under certain circumstances. See Requesting Payments.

                                We may restrict certain transfers from the Subaccounts. Currently, there is no limit on the number of transfers between and among Subaccounts of the Separate Account; however, upon written notice we reserve the right to limit the number of transfers each calendar year, if it is necessary for the Contract to continue to be treated as an annuity contract by the Code, a lower number. We do not currently charge for transfers. However, we reserve the right to assess a charge of $10.00 per transfer. Any transfer charge will be taken from the amount transferred. In addition we reserve the right to revise the transfer privilege at any time.

                                Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

                                   (1)      any Subaccount that would be
                                            affected by the transfer is unable
                                            to purchase or redeem shares of the
                                            portfolio in which the Subaccount
                                            invests; or

                                   (2)      the transfer is a result of more
                                            than one trade involving the same
                                            Subaccount within a 30 day
                                            period; or

                                   (3)      the transfer would adversely affect
                                            Accumulation Unit values (which may
                                            occur if the transfer would affect
                                            one percent or more of the relevant
                                            portfolio's total assets); or

                                   (4)      the transfer would adversely affect
                                            any portfolio affected by the
                                            transfer.

                                We also may not honor transfers made by third parties. See Transfers by Third Parties.

                                When thinking about a transfer of Contract
                                Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


TRANSFERS BY THIRD PARTIES      As a general rule and as a convenience to you,
                                we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners.
                                We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the managements of the Funds share this position. Therefore, as described in your Contract, we may limit transfers made by a third party.

TRANSFERS AFTER THE             You may transfer all or a portion of your
ANNUITY COMMENCEMENT DATE       Annuity Units from one Subaccount to another
                                Subaccount after the Annuity Commencement Date.
                                These transfers will be limited to three times per Contract Year after the Annuity Commencement
                                Date. If you request a transfer from a
                                Subaccount, all of the Annuity Units in that Subaccount must be transferred to a single different Subaccount. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge in the future for these transfers.

TELEPHONE TRANSFERS             In the event that the Electronic Service Center
                                is unable to accept Subaccount transfer requests through the Internet, transfer requests will be accepted by the AnnuityNet.com call center at its toll free number (1-877-569-3789). We may be liable for losses resulting from unauthorized or fraudulent telephone transfers if we fail to employ reasonable procedures to confirm that the telephone instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent telephone requests, such as recording telephone requests and/or requesting other identifying information.
                                In addition, we will require written
                                authorization before allowing you to make telephone transfers. We reserve the right to limit telephone transactions. The call center toll free number can be found in any of your AnnuityNet.com confirmation emails. We will process telephone transfer requests as of the end of the Valuation Period that the call center receives the request.

================================================================================
                           SURRENDERS AND WITHDRAWALS
================================================================================

Subject to the rules discussed below, we will allow the surrender of your Contract in whole or in part at any time before the Annuity Commencement Date upon your written request through our Electronic Service Center or in writing to our Administrative Office.

We will not permit a withdrawal that is less than $300 or that reduces
Contract Value to less than $1,000. If your withdrawal request would reduce Contract Value to less than $1,000, we will pay out only that amount of Contract Value that would reduce the remaining Contract Value to $1,000.

The amount payable on full surrender of the Contract is the Contract Value at the end of the Valuation Period during which we receive the request less any applicable premium tax charge (the "Contract Surrender Value"). We may pay the Contract Surrender Value in a lump sum or under one of the Annuity Payment Options specified in the Contract, based on your instructions.

Unless otherwise requested, we will deduct the amount of the withdrawal from the Subaccounts on a pro-rata basis.

SYSTEMATIC WITHDRAWALS

You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $300) on a monthly, quarterly, semi-annual or annual basis. Payments can begin at any time after 30 days from the Policy Date. We will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. After systematic withdrawals begin, you may change the frequency and/or amount of your payments, once each calendar quarter:

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us through the Electronic Service Center or in writing to our Administrative Office.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

We also reserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners. Notice will be provided to you by the Electronic Service Center or U.S. mail.

================================================================================
                                THE DEATH BENEFIT
================================================================================


DEATH BENEFIT BEFORE THE        Upon due proof of the Owner's death before the
ANNUITY COMMENCEMENT DATE       Annuity Commencement Date (generally, due proof
                                is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death) along with the completed forms described in your Contract, we will treat the Death
                                Benefit in accordance with the Beneficiary's instructions, subject to the distribution rules and termination of contract provisions described below. The Death Benefit will be the Contract
                                Surrender Value at the date of payment.


                                In certain circumstances, federal tax law requires that distributions under the Contract be made upon the first death of :

                                     o   an Owner or joint Owner; or

                                     o   the Annuitant if any Owner is a non-
                                         natural entity (such as a trust or
                                         corporation).

                                The discussion below describes the methods available for distributing the Contract Surrender Value upon death.

                                At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated Beneficiary:

                                     (1)   Owner or joint Owners;

                                     (2)   Primary Beneficiary;

                                     (3)   Contingent Beneficiary; or

                                     (4)   Owner's estate.

                                We then will treat the designated Beneficiary as the sole Owner of the Contract. If there is more than one designated Beneficiary, we will treat each one separately and apply the tax laws described below.

DISTRIBUTION RULES              The distributions required by federal tax law
                                differ depending on whether the designated
                                Beneficiary is the spouse of the deceased Owner
                                (or of the Annuitant, if the Contract is owned by a non-natural entity).

                                o SPOUSES. If the designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. Instead, the rules for non-spouses will apply.

                                o NON-SPOUSES. If the designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated Beneficiary under one of the following payment choices:

                                     (1) Receive the Contract Surrender Value in
                                         one lump sum payment.

                                     (2) Receive the Contract Surrender Value at
                                         any time during the five year period
                                         following the date of death. At the end
                                         of the five year period, we will pay a
                                         lump sum payment of any Contract
                                         Surrender Value remaining.

                                     (3) Apply the Contract Surrender Value to
                                         an Annuity Payment Option with certain
                                         restrictions.

                                If no choice is made by the designated
                                Beneficiary within 60 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire value of the Contract within 5 years of the date of death) if the Beneficiary is an individual. We will not accept any Purchase Payments after the non-spouse's death. If the designated Beneficiary dies before we have distributed the entire value of the Contract, including interest accruing after the date of death, we will pay in a lump sum payment of any value still remaining to the person named by the designated Beneficiary. If no person is so named, we will pay the designated Beneficiary's estate.

                                Under payment choices 1 or 2, the Contract will terminate upon payment of the entire value of the Contract, including interest accruing after the date of death. Under payment choice 3, this Contract will terminate when we apply the Contract Surrender Value to provide Annuity Payouts.


================================================================================
                                 ANNUITY PAYOUTS
================================================================================

When you apply for a Contract, you may select any Annuity Commencement Date permitted by law provided that the Annuity Commencement Date occurs before the Annuitant's (or the elder of the joint Annuitants') 90th birthday.

Unless you elect otherwise, we will pay a monthly annuity benefit to the Owner beginning on the Annuity Commencement Date if the Annuitant is still living. We will pay the monthly annuity benefit under the Annuity Payment Option which provides a life annuity with annuity payments guaranteed for 10 years, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. Under this Option, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the assumed investment rate used to calculate the initial variable monthly annuity payment (for this purpose, we assume that the amount of each payment equals the payment amount on the date we receive due proof of death). We may pay this discounted amount in one sum.

You may select one of the forms of payment of annuities available under the Contract (described below). Annuity payments under any of the Annuity
Payment Options are made on a monthly basis and, after the first payment, will reflect the investment experience of the Subaccounts in which you allocated Annuity Units.

ANNUITY PAYMENT OPTIONS

LIFE ANNUITY WITH               This option guarantees periodic payments during
PERIOD CERTAIN                  the lifetime of the Annuitant, with payments
                                guaranteed for at least a minimum period. The minimum period is selected by the Owner, and can be 0, 10 or 20 years. If the Annuitant dies after payments have begun, but before the end of the selected minimum period, the person entitled to the remaining payments may be able to receive the discounted value of those payments in a lump sum. The amount of remaining payments for the minimum period will be discounted at the same rate used in calculating the initial variable monthly annuity payment. Discounted means we will adjust for the fact that, because each remaining payment is being made early, it does not earn any additional investment return.

JOINT LIFE ANNUITY              This option provides periodic payments during
                                the joint lifetime of the Annuitant and a designated joint Annuitant. The payments continue during the lifetime of the surviving
                                Annuitant after the death of the first Annuitant to die, and stop when both Annuitants have died.

GENERAL INFORMATION             None of the options listed above currently
                                provide withdrawal features permitting the Owner to withdraw commuted values as a lump sum payment. We may make available other options, with or without withdrawal features. The annuity asset charge will be assessed on all variable
                                Annuity Payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

                                Before the Annuity Commencement Date, you may change:

                                o    your Annuity Commencement Date (but you
                                     must give us at least 14 days' notice
                                     before payments are to begin and the
                                     Annuitant(s) must be no older than 90 years of age on the Annuity Commencement Date);

                                o    your Annuity Payment Option;

                                o subject to our approval, the Annuitant (if you are a natural person);

                                o the allocation of your Contract Value among the Subaccounts; and

                                o    the primary Beneficiary, contingent
                                     Beneficiary, and Contingent Annuitant
                                     through our Electronic Service Center or in writing to our Administrative Office if the Annuitant is living. This policy may not be assigned without our permission.

                                You may change any Beneficiary. A person named irrevocably may be changed only with that person's written consent. A change of Beneficiary will revoke any previous designation.

                                We must receive your request for a change in a form acceptable to us. The change will take effect as of the date we receive the request. The change will be subject to any payment made before we recorded the change.

ANNUITY PAYOUTS                 Variable Annuity Payouts will be determined
                                using:

                                1. The Contract Value on the Annuity
                                   Commencement Date;

                                2. The annuity tables contained in the Contract;

                                3. The Annuity Payment Option selected; and

                                4. The investment performance of the Subaccounts
                                   selected or transferred to.

                                To determine the amount of payment, we make this calculation:

                                  1. First, we determine the amount of the first
                                     Annuity Payout; then

                                  2. we allocate that amount to the Subaccounts
                                     according to your instructions; then

                                  3. we determine the number of Annuity Units
                                     for each Subaccount by dividing the amount allocated by the Annuity Unit value on the day the payment is due; and finally

                                  4. we calculate the value of the Annuity Units
                                     for each Subaccount on the day the payment is due for each Annuity Payout thereafter.

                                To calculate your Annuity Payouts, we need to make an assumption regarding the investment performance of the Subaccounts you select. We call this your assumed investment rate. We assume an investment rate of 5% per year, as applied to the applicable mortality table. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 5%, then the dollar amount of your Annuity Payout will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 5%, then the dollar amount of your Annuity Payouts will increase. The age used to determine the monthly payment amount may be subject to an adjustment as provided in the Contract, which could result in a lower Annuity Payout than without the adjustment.

================================================================================
                               FEDERAL TAX MATTERS
================================================================================

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the Contract. The federal income tax treatment of the Contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you or your Contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAX DEFERRAL ON EARNINGS. The federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

o An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

o The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

o The Owner's right to choose particular investments for a Contract must be limited; and

o The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the prospectus discusses each of these requirements.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the Contract pays tax currently on the excess of the Contract Value over the premiums paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner pays current tax on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal Owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified". The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Contract Value over the Purchase Payments made under the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified".

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES: Federal income tax law limits the Owner's right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Contract Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

AGE AT WHICH ANNUITY PAYOUTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's premiums paid and earnings. If Annuity Payouts under the Contract begin or are scheduled to begin on a date that is near the end of the Annuitant's life expectancy, it is possible that the tax law will not treat the Contract as an annuity contract for federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Contract Value over the Purchase Payments made under the Contract.

NO GUARANTEES REGARDING TAX TREATMENT: We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

WITHDRAWALS AND SURRENDERS. A withdrawal occurs when you receive less than the total amount of the Contract's Contract Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Surrender Value before the withdrawal exceeds your "investment in the contract". (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Contract Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract".

Your "investment in the contract" generally equals the total of your Purchase Payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal.

GIFTING A CONTRACT. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract". In such a case, the new Owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF ANNUITY PAYOUTS. The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract". The Company will notify you annually of the taxable amount of your Annuity Payout.

Pursuant to the Code, you will pay tax on the full amount of your Annuity Payouts once you have recovered the total amount of the "investment in the contract". If Annuity Payouts cease because of the death of the Annuitant and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

TAXATION OF DEATH BENEFITS. We may distribute amounts from your Contract because of the death of an Owner, a joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date. BEFORE THE CONTRACT'S ANNUITY COMMENCEMENT DATE:

  o If received under an Annuity Payment Option, Death Benefits are taxed in the same manner as Annuity Payouts.

  o If not received under an Annuity Payment Option, Death Benefits are taxed in the same manner as a withdrawal.

AFTER THE CONTRACT'S ANNUITY COMMENCEMENT DATE:

  o If received in accordance with the existing Annuity Payment Option, Death Benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract". Death Benefits in excess of the unrecovered "investment in the contract" are includable in income.

  o If received in a lump sum, the tax law imposes tax on Death Benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

  o        you receive on or after you reach age 59 1/2,

  o        you receive because you became disabled (as defined in the tax law),

  o        a Beneficiary receives on or after the death of the Owner, or

  o you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you must combine some or all of the annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example:

  o If you purchase a Contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

  o If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

 The effects of such aggregation are not clear. However, it could affect:

  o the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income, and

  o        the amount that might be subject to the penalty tax described above.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or Annuity Payout, we will provide you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities.

================================================================================
                                  VOTING RIGHTS
================================================================================

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the various Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Separate Account - Subaccounts.


================================================================================
                               REQUESTING PAYMENTS
================================================================================

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, withdrawal, or surrender proceeds within seven days after receipt through our Electronic Service Center or in writing at our Administrative Office of all the requirements for such a payment. We will determine the amount of the payment as of the end of the Valuation Period during which our Electronic Service Center or Administrative Office receives all such requirements.

We may delay making a payment, applying Contract Value to a payment option, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (not to exceed 30 days).

================================================================================
                          DISTRIBUTION OF THE CONTRACTS
================================================================================

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the principal underwriter of the Contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Independent broker-dealers will sell the Contracts. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. We will offer the Contracts in all states where we are licensed to do business.

COMMISSIONS

We may pay commissions to broker-dealers of up to 1.40% of Purchase Payments. Commission payments will not result in increased charges and other expenses, and thus will not affect your Contract Value.


================================================================================
                             ADDITIONAL INFORMATION
================================================================================

OWNER QUESTIONS                 The obligations to Owners under the Contracts
                                are ours. Please direct your questions and concerns to us through our Electronic Service
                                Center or in writing to our Administrative
                                Office.

RETURN PRIVILEGE                Within the free look period (usually 10 days)
                                after you receive the Contract, you may cancel the Contract for any reason through the Electronic Service Center or return it, postage prepaid, to our Administrative Office, P.O. Box
                                691, Leesburg, VA 20178. If you cancel your
                                Contract, it will be void. Upon cancellation, we will send you a refund equal to the greater of
                                (1) your contract value plus any charges we have deducted from your Purchase Payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract, or (2) your Purchase Payments made (less any withdrawals previously taken). In certain states, you may have more than 10 days to return a Contract for a refund.

STATE REGULATION                As a life insurance company organized and
                                operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia
                                Commissioner of Insurance.

                                Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least once every five years.

RECORDS AND REPORTS             As presently required by the 1940 Act and
                                applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will provide you with a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in each Subaccount. The report also will show Purchase Payments and charges made during the statement period. We will also provide you with an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Contract
                                Value, as required by the 1940 Act. In addition, when you make Purchase Payments, transfers, or withdrawals, you will be provided with a confirmation of these transactions.

OTHER INFORMATION               A registration statement has been filed with the
                                SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here.
                                This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of these Contracts and instruments, please refer to these documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                           The Company, like other life insurance
MATTERS                         companies, is involved in lawsuits, including
                                class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made.
                                Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Because the Subaccounts which are available under this Contract did not begin operation before the date of this prospectus, we did not include financial information for the Subaccounts in the prospectus or in the SAI.

================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================


                                TABLE OF CONTENTS


                                                                            Page
The Contracts..................................................................1
   Transfer of Annuity Units...................................................1
   Net Investment Factor.......................................................1
Termination of Participation Agreements........................................2
Calculation of Performance Data................................................2
   Money Market Subaccount.....................................................3
   Other Subaccounts...........................................................4
Tax Matters....................................................................6
   Taxation of The Company.....................................................6
   IRS Required Distributions..................................................6
General Provisions.............................................................7
   Designation of Beneficiaries................................................7
   Ownership...................................................................7
   Non-Participating...........................................................7
   Misstatement of Age or Gender...............................................7
   Incontestability............................................................7
   Statement of Values.........................................................7
   Written Notice..............................................................7
Distribution of the Contracts..................................................8
Legal Developments Regarding Employment-Related Benefit Plans..................8
Legal Matters..................................................................8
Experts........................................................................8
Financial Statements...........................................................9



                                Dated ____, 2000
                      GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230


If you would like a printed copy of this prospectus, or the SAI (Statement of Additional Information), please email us at Help@mail.annuitynet.com.

                                    APPENDIX

We compute standard performance according to SEC standards. These standards are discussed in our Statement of Additional Information. We show periods of one, three, five and ten years or from inception in the Separate Account and deduct all fees and charges (reflecting all portfolio expenses, the administrative expense charge and the mortality and expense risk charge (the administrative expense charge and the mortality and expense risk charge combined equal .75% of Contract Value) percentage of .75% of Contract Value)) under the Contract. Annual standard performance is shown in Table 1. Although the Contract did not exist during the periods shown, the returns of subaccounts shown have been adjusted to reflect this Contract's fees and charges.

Standard performance for the Subaccounts is as follows:

------------------------------------------------ ------------ ------------ ----------- ------------ ------------- ----------------
                                                 For the      For the      For the     For the      From the      Date of
                                                 1-year       3-year       5-year      10-year      Inception     Inception*
                                                 period       period       period      period       in Separate   in Separate
                                                 ended        ended        ended       ended        Account  to   Account
                                                 12/31/99     12/31/99     12/31/99    12/31/99     12/31/99
------------------------------------------------ ------------ ------------ ----------- ------------ ------------- ----------------
AIM Variable Insurance Funds
  AIM V.I. Aggressive Growth Fund                        n/a          n/a         n/a          n/a           n/a               **
  AIM V.I. Capital Appreciation Fund                     n/a          n/a         n/a          n/a           n/a               **
  AIM V.I. Capital Development Fund                      n/a          n/a         n/a          n/a           n/a               **
  AIM V.I. Global Utilities Fund                         n/a          n/a         n/a          n/a           n/a               **
  AIM V.I. Government Securities Fund                    n/a          n/a         n/a          n/a           n/a               **
  AIM V.I. Growth & Income Fund                          n/a          n/a         n/a          n/a           n/a               **
  AIM V.I. Telecommunications Fund                       n/a          n/a         n/a          n/a           n/a               **
Fidelity Variable Insurance Products Fund
  VIP Overseas Portfolio                               41.56        20.60       16.49        10.59         11.30         05/02/88
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                     8.35          n/a         n/a          n/a         22.81         05/01/97
  VIP III Growth Opportunities Portfolio                3.49          n/a         n/a          n/a         18.65         05/01/97
  VIP III Mid Cap Portfolio                              n/a          n/a         n/a          n/a           n/a               **
GE Investments Funds
  Income Fund                                          -2.17          n/a         n/a          n/a          2.39         12/12/97
  International Equity Fund                            29.35        18.14         n/a          n/a         14.98         05/01/95
  Mid Cap Value Fund
    (formerly Value Equity Fund)                       16.39          n/a         n/a          n/a         19.96         05/01/97
  Money Market Fund                                     4.20         4.44        4.60         4.09          4.51         05/02/88
  Premier Growth Equity Fund                             n/a          n/a         n/a          n/a         17.96         05/03/99
  Real Estate Securities Fund                          -0.97        -1.36         n/a          n/a          9.23         05/01/95
  S&P 500 Index Fund                                   19.71        25.37       26.89        16.87         17.06         05/02/88
  Total Return Fund                                    12.40        15.22       16.37        12.19         12.45         05/02/88
  U.S. Equity Fund                                     18.71          n/a         n/a          n/a         15.45         05/01/98
Janus Aspen Series Service Shares
  Capital Appreciation Portfolio                       65.75          n/a         n/a          n/a         55.89         05/01/97
  Equity Income Portfolio                                n/a          n/a         n/a          n/a           n/a               **
  Flexible Income Portfolio                              .84         6.60         n/a          n/a          7.87         10/25/95
  High Yield Portfolio                                   n/a          n/a         n/a          n/a           n/a               **
  International Growth Portfolio                       80.91        35.28         n/a          n/a         33.69         05/01/96
------------------------------------------------ ------------ ------------ ----------- ------------ ------------- ----------------

* Date on which a particular  portfolio was first available in Separate  Account
4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

** Subaccount has not yet been made available to the Separate Account.

Past performance is not a guarantee of future results.

Not all of the Subaccounts have commenced operations as of the date of the Prospectus; therefore, standard performance data for all of the Subaccounts is not available. Some of the portfolios that underlie certain of the Subaccounts have not been in operation for one year. For these Subaccounts, no performance will be shown.

However, certain of the underlying portfolios have been in operation for a year or more. For the Subaccounts that invest in these portfolios, non-standard adjusted historical performance data (reflecting all portfolio expenses, the administrative expense charge and the mortality and expense risk charge (the administrative expense charge and the mortality and expense risk charge combined equal .75% of Contract Value).

Non Standard performance is shown in Table 2.

------------------------------------------------ ------------ ------------ ----------- ----------- ------------
                                                 For the      For the      For the     For the     Date of
                                                 1-year       3-year       5-year      10-year     Portfolio
                                                 period       period       period      period      Inception*
                                                 ended        ended        ended       ended
                                                 12/31/99     12/31/99     12/31/99    12/31/99
------------------------------------------------ ------------ ------------ ----------- ----------- ------------
AIM Variable Insurance Funds
  AIM V.I. Aggressive Growth Fund                      43.59          n/a         n/a         n/a     05/01/98
  AIM V.I. Capital Appreciation Fund                   43.53        24.17       24.65         n/a     05/05/93
  AIM V.I. Capital Development Fund                    28.13          n/a         n/a         n/a     05/01/98
  AIM V.I. Global Utilities Fund                       32.56        22.76       20.95         n/a     05/02/94
  AIM V.I. Government Securities Fund                  -2.06         3.98        5.53         n/a     05/05/93
  AIM V.I. Growth & Income Fund                        33.24        28.20       27.22         n/a     05/02/94
  AIM V.I. Telecommunications Fund                    104.97        41.35       32.64         n/a     10/18/93
Fidelity Variable Insurance Products Fund
  VIP Overseas Portfolio                               41.56        20.60       16.49       10.59     01/28/87
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                     8.35        21.63         n/a         n/a     12/31/96
  VIP III Growth Opportunities Portfolio                3.49        18.19         n/a         n/a     01/03/95
  VIP III Mid Cap Portfolio                            47.92          n/a         n/a         n/a     12/29/98
GE Investments Funds
  Income Fund                                          -2.17         4.29         n/a         n/a     01/02/95
  International Equity Fund                            29.35        18.14         n/a         n/a     05/01/95
  Mid Cap Value Fund
    (formerly Value Equity Fund)                       16.39          n/a         n/a         n/a     05/01/97
  Money Market Fund                                     4.20         4.44        4.60        4.09     06/30/85
  Premier Growth Equity Fund                           35.24          n/a         n/a         n/a     12/12/97
  Real Estate Securities Fund                          -0.97        -1.36         n/a         n/a     05/01/95
  S&P 500 Index Fund                                   19.71        25.37       26.89       16.87     04/14/85
  Total Return Fund                                    12.40        15.22       16.37       12.19     07/01/85
  U.S. Equity Fund                                     18.71        24.00         n/a         n/a     01/02/95
Janus Aspen Series
  Capital Appreciation Portfolio                       65.75          n/a         n/a         n/a     05/01/97
  Equity Income Portfolio                              39.70          n/a         n/a         n/a     05/01/97
  Flexible Income Portfolio                             0.84         6.60       10.04         n/a     09/13/93
  High Yield Portfolio                                 -4.41         3.41         n/a         n/a     05/01/96
  International Growth Portfolio                       80.91        35.28       32.25         n/a     05/02/94
------------------------------------------------ ------------ ------------ ----------- ----------- ------------

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account.

Past performance is not a guarantee of future results.

Returns for period of less than one year are not annualized.

                                     PART B

                      GE LIFE AND ANNUITY ASSURANCE COMPANY
                               SEPARATE ACCOUNT 4

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT
                                FORM P1153 12/99

                                   OFFERED BY
                      GE LIFE AND ANNUITY ASSURANCE COMPANY
                         (A Virginia Stock Corporation)
                              6610 W. Broad Street
                            Richmond, Virginia 23230

                             ADMINISTRATIVE OFFICE:
                      GE LIFE AND ANNUITY ASSURANCE COMPANY
                                  P.O. Box 691
                               Leesburg, VA 20178

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named flexible premium variable deferred annuity contract (the "Contract") offered by GE Life and Annuity Assurance Company. You may obtain a hard copy of the Statement of Additional Information dated April 14, 2000 by calling (877) 369-3789 or through our Electronic Service Center at http://www.annuitynet.com.The Statement of Additional Information is also available on the SEC's website at http://www.sec.gov. Terms used in the current prospectus for the Contract are incorporated in this Statement.

                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
             NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
              WITH THE PROSPECTUSES FOR THE CONTRACT AND THE FUNDS.

Dated April 14, 2000

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


                                                                           Page

THE CONTRACTS................................................................1
   Transfer of Annuity Units.................................................1
   Net Investment Factor.....................................................1

TERMINATION OF PARTICIPATION AGREEMENTS......................................2

CALCULATION OF PERFORMANCE DATA..............................................2
   Money Market Subaccount...................................................3
   Other Subaccounts.........................................................4

TAX MATTERS..................................................................6
   Taxation of The Company...................................................6
   IRS Required Distributions................................................6

GENERAL PROVISIONS...........................................................7
   Designation of Beneficiaries..............................................7
   Ownership.................................................................7
   Non-Participating.........................................................7
   Misstatement of Age or Gender.............................................7
   Incontestability..........................................................7
   Statement of Values.......................................................7
   Written Notice............................................................7

DISTRIBUTION OF THE CONTRACTS................................................8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................8

LEGAL MATTERS................................................................8

EXPERTS......................................................................8

FINANCIAL STATEMENTS.........................................................9

THE CONTRACTS

TRANSFER OF ANNUITY UNITS

Annuity Units may be transferred upon request, but not more than three times in a Contract Year. If a transfer is requested from a Subaccount, all of the Annuity Units in that Subaccount must be transferred to a single different Subaccount.

The number of Annuity Units for the new Subaccount will be (a) times (b), divided by (c), where:

     (a)      is the number of Annuity Units for the current Subaccount;
     (b)      is the value of an Annuity Unit for the current Subaccount; and
     (c)      is the value of an Annuity Unit for the new Subaccount.

The values of (a), (b) and (c) are all determined as of the date we receive the transfer request.

The amount of the Annuity Payout as of the date of the transfer will not be affected by the transfer (however, subsequent Annuity Payouts will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT FACTOR

The Net Investment Factor measures investment performance of the Subaccounts of the Separate Account during a Valuation Period. Each Subaccount has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of a Subaccount available under the Contracts for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is the result of
     (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus
     (2) the investment income and capital gains, realized or unrealized, credited to those assets of that Subaccount at the end of the Valuation Period for which the Net Investment Factor is being determined; minus
     (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus
     (4) any amount charged against that Separate Account for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Separate Account; and

  (b) is the value of the assets of that Subaccount at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .002063% for each day in the Valuation Period. This corresponds to a total of .75% per year of the net assets of that Subaccount and consists of a .40% mortality and expense risk charge and a .35% administrative expense charge.


  We will value the assets at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.


TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AIM VARIABLE INSURANCE FUNDS, INC. This agreement may be terminated by the parties on six months' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("THE FUND"). These agreements provide for termination
(1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity,
(7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties on six months' advance written notice.


CALCULATION OF PERFORMANCE DATA

From time to time, the Company may disclose total return, yield, and other performance data for the Subaccounts pertaining to the Contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes will vary, generally depending on the law of your state or residence. In those states which tax these premiums, the tax generally ranges from 0.0% to 3.0%.

MONEY MARKET SUBACCOUNT

From time to time, advertisements and sales literature may quote the yield of the Money Market Subaccount for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit in the Money Market Subaccount at the beginning of the period, dividing such net change in Contract Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the administrative expense charge and the mortality and expense risk charge. Current Yield will be calculated according to the following formula:


   Current Yield = ((NCP - ES)/UV) X (365/7)

   where:

   NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

   ES = per unit expenses of the hypothetical account for the seven-day period.

   UV = the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

   Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

   where:

   NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

   ES = per unit expenses of the hypothetical account for the seven-day period.

   UV = the unit value for the first day of the seven-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Subaccount's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for its corresponding money market investment portfolio.

OTHER SUBACCOUNTS
TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.


For periods that begin before the Contract was available, performance data will be based on the performance of the underlying portfolios, restated with the level of Separate Account and Contract charges used in this Contract. Average annual total return will be calculated using Subaccount unit values as described below:


   1. The Company calculates unit value for each Valuation Period based on the performance of the Subaccount's underlying investment portfolio (after deductions for portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   2. Total return will then be calculated according to the following formula:

   TR =  (ERV/P)^1/N - 1

   where:

   TR = the average annual total return for the period.

   ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

   P = a hypothetical single investment of $1,000.

   N = the duration of the period (in years).

The available Subaccounts have not yet commenced operations; therefore, standard performance data for the available Subaccounts is not available at this time. However, non-standard adjusted historical performance data (reflects all Separate Account and Contract fees and charges) for the portfolios underlying the available Subaccounts will be shown.

The Funds have provided the price information used to calculate the total return of the Subaccounts for periods prior to the inception of the Subaccounts. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

    CTR =                           (ERV/P) - 1

    where:

    CTR =                           the cumulative total return for the period.

    ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

    P =                             a hypothetical single investment of $1,000.


Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

TAX MATTERS

TAXATION OF THE COMPANY
We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires the Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity Payouts which will begin within one year of that Owner's death and which will be made over the life of the Owner's

"designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The "designated Beneficiary" generally is the person who will be treated as the sole Owner of the Policy following the death of the Owner, joint Owner or, in certain circumstances, the Annuitant. However, if the "designated Beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

GENERAL PROVISIONS

DESIGNATION OF BENEFICIARIES
You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by filing a written request with our Administrative Office, or through our Electronic Service Center. Each change of Beneficiary revokes any previous designation.

OWNERSHIP
You may not assign your Contract without our permission. Your rights and the rights of a Beneficiary may be affected by an assignment.

NON-PARTICIPATING
The Contract is non-participating.  No dividends are payable.

MISSTATEMENT OF AGE OR GENDER
If an Annuitant's age or gender was misstated on the Contract data pages, any Contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY
We will not contest the Contract.

STATEMENT OF VALUES
At least once each year, we will provide you a statement of values within 30 days after each report date. The statement will show Contract Value, Purchase Payments and charges made during the report period.

WRITTEN NOTICE
Any written notice should be sent to us at our Administrative Office at P.O. Box 691, Leesburg, VA 20178. The Contract number and the Annuitant's full name must be included.

We will send all notices to the Owner to the last known email address on file with the company.

DISTRIBUTION OF THE CONTRACTS

Capital Brokerage Corporation, the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold to the public through brokers licensed under the federal securities laws and state insurance laws and have entered into selling agreements with Capital Brokerage Corporation. The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Contracts. However, the Company does reserve the right to discontinue the offering of the Contracts.


LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the Contracts described in this prospectus. Patricia L. Dysart, Assistant Vice President and Associate General Counsel of the Company, has provided advice on certain legal matters pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contracts under Virginia insurance law.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary (formerly The Life Insurance Company of Virginia) as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Life & Annuity Separate Account 4, formerly Life of Virginia Separate Account 4, as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 21, 2000 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

FINANCIAL STATEMENTS

This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary, formerly The Life Insurance Company of Virginia, (the Company) as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and GE Life & Annuity Separate Account 4, formerly Life of Virginia Separate Account 4, as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

Because the Subaccounts which are available under this Contract did not begin operation before the date of this prospectus, the historical financial statements of GE Life & Annuity Separate Account 4 do not reflect the the new type of units to be issued under this policy form.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                 (formerly Life of Virginia Separate Account 4)

                              Financial Statements

                          Year ended December 31, 1999

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                          Year ended December 31, 1999

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-12
Statements of Changes in Net Assets........................................ F-17
Notes to Financial Statements.............................................. F-34

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series-- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999, the related statements of operations for the aforementioned funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 1999 and the related statements of changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 1999, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

                                      /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 1999

                           GE Investments Funds, Inc.
                          -------------------------------------------------------------
                                                                                Real
                            S&P 500       Money       Total    International   Estate
                             Index       Market      Return       Equity     Securities
                              Fund        Fund        Fund         Fund         Fund
Assets                    ------------ ----------- ----------- ------------- ----------
Investment in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (22,215,478 shares;
  cost --
  $533,600,551).........  $624,254,935         --          --          --           --
 Money Market Fund
  (441,032,754 shares;
  cost --
   $441,032,754)........           --  441,032,754         --          --           --
 Total Return Fund
  (6,493,333 shares;
  cost -- $96,506,872)..           --          --  102,984,256         --           --
 International Equity
  Fund (2,726,755
  shares; cost --
   $33,751,159).........           --          --          --   39,456,150          --
 Real Estate Securities
  Fund (3,748,156
  shares; cost --
   $48,639,416).........           --          --          --          --    40,742,452
Receivable from
 affiliate..............           --      232,035         --            1          --
Receivable for units
 sold...................       345,348   6,011,576     154,310      25,071          --
                          ------------ ----------- -----------  ----------   ----------
 Total assets...........   624,600,283 447,276,365 103,138,566  39,481,222   40,742,452
                          ------------ ----------- -----------  ----------   ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       571,063     340,766      83,321      17,115       26,319
Payable for units
 withdrawn..............        56,938   2,493,447      16,499          42       15,060
                          ------------ ----------- -----------  ----------   ----------
 Total liabilities......       628,001   2,834,213      99,820      17,157       41,379
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ------------ ----------- -----------  ----------   ----------
Analysis of net assets:
 Attributable to:
  Variable deferred
   annuity
   contractholders......  $623,972,282 444,442,152 103,038,746  19,905,813   25,055,708
  GE Life and Annuity
   Assurance Company....           --          --          --   19,558,252   15,645,365
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 I (note 2).............     1,079,890   5,265,274     513,721     203,538      218,219
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type I...........  $      59.90       15.96       37.52       18.74        14.82
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 II (note 2)............     7,955,210  13,992,458   1,884,184     735,974    1,409,644
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type II..........  $      58.17       15.50       36.44       18.60        14.65
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 III (note 2)...........     7,821,903  12,703,804   1,305,705     179,463      107,802
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type III.........  $      11.59       10.32       10.94       12.36         9.97
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 IV (note 2)............       543,614   1,214,273      78,079      15,200       10,487
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type IV..........  $      10.81       10.23       10.50       12.12         9.12
                          ============ =========== ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                     GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------
                            Global     Value                  U.S.      Premier
                            Income     Equity     Income     Equity     Growth
                             Fund       Fund       Fund       Fund    Equity Fund
Assets                    ---------- ---------- ---------- ---------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund
  (938,940 shares;
  cost --  $9,506,906)..  $9,004,438        --         --         --         --
 Value Equity Fund
  (4,711,803 shares;
  cost --
  $68,652,601)..........         --  74,399,373        --         --         --
 Income Fund (3,907,281
  shares;
  cost --
  $47,902,723)..........         --         --  44,972,802        --         --
 U.S. Equity Fund
  (1,029,660 shares;
  cost -- $38,053,766)..         --         --         --  39,024,108        --
 Premier Growth Equity
  Fund (305,976 shares;
  cost --
  $25,075,237)..........         --         --         --         --  27,124,734
Receivable from affili-
 ate....................         --         --         --         --         --
Receivable for units
 sold...................         --      56,630     27,145     95,306    201,431
                          ---------- ---------- ---------- ---------- ----------
 Total assets...........   9,004,438 74,456,003 44,999,947 39,119,414 27,326,165
                          ---------- ---------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,330     66,736    118,416     50,811     14,969
Payable for units with-
 drawn..................         --      84,855     31,497        --         --
                          ---------- ---------- ---------- ---------- ----------
 Total liabilities......       4,330    151,591    149,913     50,811     14,969
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ---------- ---------- ---------- ---------- ----------
Analysis of net assets:
 Attributable to:
  Variable deferred an-
   nuity
   contractholders......  $3,579,380 69,329,399 44,850,034 39,068,603 27,311,196
  GE Life and Annuity
   Assurance Company....   5,420,728  4,975,013        --         --         --
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 I (note 2).............      50,781    419,746  1,124,188     82,891     46,603
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $    10.51      16.08      10.41      12.62      11.76
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 II (note 2)............     291,731  3,011,792  2,729,732  1,613,261    802,961
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $    10.44      15.97      10.36      12.57      11.75
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 III (note 2)...........         --   1,168,256    433,696  1,442,844  1,380,434
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $      --       11.17       9.71      11.56      11.73
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 IV (note 2)............         --     147,340     67,078    100,906     96,385
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $      --        9.72       9.78      10.55      11.73
                          ========== ========== ========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                       Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                        Capital    Aggressive     High      Multiple
                             Bond     Appreciation   Growth      Income    Strategies
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA
Assets                    ----------- ------------ ----------- ----------- ----------
Investment in Oppen-
 heimer Variable Account
 Funds, at fair value
 (note 2):
 Bond Fund/VA (6,645,197
  shares;
  cost --
  $78,301,554)..........  $76,552,671         --           --          --         --
 Capital Appreciation
  Fund/VA (5,652,831
  shares;
  cost --
   $192,587,611)........          --  281,737,110          --          --         --
 Aggressive Growth
  Fund/VA (4,341,360
  shares;
  cost --
  $205,932,019).........          --          --   357,337,373         --         --
 High Income Fund/VA
  (15,645,970 shares;
  cost --
   $172,131,067)........          --          --           --  167,724,795        --
 Multiple Strategies
  Fund/VA (4,649,496
  shares;
  cost -- $72,251,157)..          --          --           --          --  81,180,209
Receivable from affili-
 ate....................          --            6          234         --         --
Receivable for units
 sold...................       24,846     375,005    1,533,710       3,506      4,203
                          ----------- -----------  ----------- ----------- ----------
 Total assets...........   76,577,517 282,112,121  358,871,317 167,728,301 81,184,412
                          ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       86,300     299,509      538,204     155,738    167,256
Payable for units with-
 drawn..................       24,695     142,929          --       94,390    179,862
                          ----------- -----------  ----------- ----------- ----------
 Total liabilities......      110,995     442,438      538,204     250,128    347,118
                          ----------- -----------  ----------- ----------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $76,466,522 281,669,683  358,333,113 167,478,173 80,837,294
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 I (note 2).............      768,244     957,458    1,804,530   1,245,529  1,051,087
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type I...........  $     21.51       64.57        73.61       32.02      30.80
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 II (note 2)............    2,531,310   3,232,987    2,933,967   3,792,914  1,504,814
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type II..........  $     20.88       62.71        71.49       31.09      29.91
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 III (note 2)...........      690,965   1,214,374      894,256     923,199    305,825
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type III.........  $      9.67       13.23        17.17       10.10      10.95
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 IV (note 2)............       41,749      81,428       24,750      35,858     10,366
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type IV..........  $      9.73       12.77        16.08        9.77      10.23
                          =========== ===========  =========== =========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Variable Insurance
                                                      Products Fund
                                           ------------------------------------
                                             Equity-
                                              Income      Growth     Overseas
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
 Equity-Income Portfolio (26,903,305
  shares; cost -- $591,595,226)..........  $691,683,976         --          --
 Growth Portfolio (12,260,801 shares;
  cost -- $454,460,571)..................           --  673,485,783         --
 Overseas Portfolio (4,713,302 shares;
  cost -- $107,086,440)..................           --          --  129,332,995
Receivable from affiliate................           --           25          63
Receivable for units sold................       164,930     862,358     669,332
                                           ------------ ----------- -----------
 Total assets............................   691,848,906 674,348,166 130,002,390
                                           ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       749,836     911,873     325,471
Payable for units withdrawn..............       352,267     299,787      71,531
                                           ------------ ----------- -----------
  Total liabilities......................     1,102,103   1,211,660     397,002
                                           ------------ ----------- -----------
Net assets attributable to variable de-
 ferred annuity contractholders..........  $690,746,803 673,136,506 129,605,388
                                           ============ =========== ===========
Outstanding units: Type I (note 2).......     4,454,619   3,310,123   2,244,272
                                           ============ =========== ===========
Net asset value per unit: Type I.........  $      43.33       73.80       33.25
                                           ============ =========== ===========
Outstanding units: Type II (note 2)......    10,963,577   4,760,717   1,525,527
                                           ============ =========== ===========
Net asset value per unit: Type II........  $      42.08       71.67       32.29
                                           ============ =========== ===========
Outstanding units: Type III (note 2).....     3,203,653   6,561,710     388,067
                                           ============ =========== ===========
Net asset value per unit: Type III.......  $      10.65       12.73       13.80
                                           ============ =========== ===========
Outstanding units: Type IV (note 2)......       242,696     333,735      28,190
                                           ============ =========== ===========
Net asset value per unit: Type IV........  $       9.32       12.34       13.08
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                Variable Insurance       Variable Insurance
                                 Products Fund II         Products Fund III
                             ------------------------ -------------------------
                                Asset                  Growth &      Growth
                               Manager    Contrafund    Income    Opportunities
                              Portfolio    Portfolio   Portfolio    Portfolio
Assets                       ------------ ----------- ----------- -------------
Investment in Variable In-
 surance Products Fund II,
 at fair value (note 2):
 Asset Manager Portfolio
  (25,602,717 shares;
  cost -- $394,723,593)....  $478,002,728         --          --           --
 Contrafund Portfolio
  (17,879,468 shares;
  cost -- $369,622,889)....           --  521,186,482         --           --
Investment in Variable In-
 surance Products Fund III,
 at fair value (note 2):
 Growth & Income Portfolio
  (6,951,626 shares;
  cost -- $109,077,377)....           --          --  120,263,132          --
 Growth Opportunities Port-
  folio (4,348,199 shares;
  cost -- $93,193,775).....           --          --          --   100,660,801
Receivable from affiliate..             1          14         --           --
Receivable for units sold..        14,591     897,435      96,740      155,275
                             ------------ ----------- -----------  -----------
 Total assets..............   478,017,320 522,083,931 120,359,872  100,816,076
                             ------------ ----------- -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       655,233     451,120      98,967       87,841
Payable for units with-
 drawn.....................       895,805      99,744      51,767          150
                             ------------ ----------- -----------  -----------
 Total liabilities.........     1,551,038     550,864     150,734       87,991
                             ------------ ----------- -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $476,466,282 521,533,067 120,209,138  100,728,085
                             ============ =========== ===========  ===========
Outstanding units: Type I
 (note 2)..................    11,988,811   2,650,253     618,815      525,381
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type I....................  $      30.63       32.31       17.12        15.61
                             ============ =========== ===========  ===========
Outstanding units: Type II
 (note 2)..................     3,361,601  11,622,130   5,051,739    4,766,024
                             ============ =========== ===========  ===========
Net asset value per
 unit:Type II..............  $      29.86       31.91       17.00        15.51
                             ============ =========== ===========  ===========
Outstanding units: Type III
 (note 2)..................       777,512   5,211,986   2,078,979    1,709,162
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type III..................  $      10.80       11.75       10.69        10.35
                             ============ =========== ===========  ===========
Outstanding units: Type IV
 (note 2)..................        44,890     336,615     150,665       92,620
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type IV...................  $      10.57       11.29       10.03         9.89
                             ============ =========== ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999


                                                  Federated  Insurance Series
                                              -----------------------------------
                                                American      High
                                                Leaders    Income Bond  Utility
                                                Fund II      Fund II    Fund II
                                              ------------ ----------- ----------
Assets
Investments in Federated Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (4,849,330 shares;
  cost -- $97,644,443)......................  $100,963,047        --          --
 High Income Bond Fund II (6,565,038 shares;
  cost -- $68,083,286)......................           --  67,225,993         --
 Utility Fund II (4,131,452 shares; cost --
   $55,525,888).............................           --         --   59,286,336
Receivable from affiliate...................           --         --          --
Receivable for units sold...................       108,314     42,829      84,008
                                              ------------ ----------  ----------
 Total assets...............................   101,071,361 67,268,822  59,370,344
                                              ------------ ----------  ----------
Liabilities
Accrued expenses payable to affiliate (note
 3).........................................        87,229     56,158      49,394
Payable for units withdrawn.................         3,018     58,978         --
                                              ------------ ----------  ----------
 Total liabilities..........................        90,247    115,136      49,394
                                              ------------ ----------  ----------
Net assets attributable to variable deferred
 annuity contractholders....................  $100,981,114 67,153,686  59,320,950
                                              ============ ==========  ==========
Oustanding units: Type I (note 2)...........       474,111    450,443     363,909
                                              ============ ==========  ==========
Net asset value per unit: Type I............  $      17.75      15.52       19.11
                                              ============ ==========  ==========
Outstanding units: Type II (note 2).........     4,554,700  3,376,105   2,483,985
                                              ============ ==========  ==========
Net asset value per unit: Type II...........  $      17.58      15.32       18.87
                                              ============ ==========  ==========
Oustanding units: Type III (note 2).........     1,114,543    799,186     491,571
                                              ============ ==========  ==========
Net asset value per unit: Type III..........  $      10.49       9.89       10.44
                                              ============ ==========  ==========
Outstanding units: Type IV (note 2).........        85,187     55,873      36,259
                                              ============ ==========  ==========
Net asset value per unit: Type IV...........  $       9.42       9.61        9.98
                                              ============ ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                              PBHG Insurance
                                   Alger American Fund       Series Fund, Inc.
                                -------------------------- ---------------------
                                    Small                  PBHG Large    PBHG
                                Capitalization   Growth    Cap Growth Growth II
                                  Portfolio     Portfolio  Portfolio  Portfolio
                                -------------- ----------- ---------- ----------
Assets
Investment in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfo-
  lio (2,611,114 shares;
  cost -- $112,026,784).......   $144,002,930          --         --         --
 Growth Portfolio (5,007,682
  shares; cost --
   $257,438,791)..............            --   322,394,581        --         --
PBHG Insurance Series Fund,
 Inc. at fair value (note 2):
 PBHG Large Cap Growth Portfo-
  lio (911,524 shares; cost --
   $13,938,008)...............            --           --  23,252,983        --
 PBHG Growth II Portfolio
  (1,412,242 shares; cost --
   $20,551,081)...............            --           --         --  32,552,176
Receivable from affiliate.....            141            9        --         --
Receivable for units sold.....        183,401      610,966     10,833    136,648
                                 ------------  ----------- ---------- ----------
 Total assets.................    144,186,472  323,005,556 23,263,816 32,688,824
                                 ============  =========== ========== ==========
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        120,119      336,052     60,138     24,223
Payable for units withdrawn...          7,840       55,581         22     16,350
                                 ------------  ----------- ---------- ----------
 Total liabilities............        127,959      391,633     60,160     40,573
                                 ------------  ----------- ---------- ----------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $144,058,513  322,613,923 23,203,656 32,648,251
                                 ============  =========== ========== ==========
Oustanding units: Type I (note
 2)...........................      1,090,003    1,237,526    132,343    226,702
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 I............................   $      17.22        25.97      24.74      22.35
                                 ============  =========== ========== ==========
Outstanding units: Type II
 (note 2).....................      6,310,836    8,583,493    811,131  1,242,408
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 II...........................   $      17.04        25.69      24.57      22.20
                                 ============  =========== ========== ==========
Oustanding units: Type III
 (note 2).....................      1,160,756    5,377,154        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 III..........................   $      14.14        12.50        --         --
                                 ============  =========== ========== ==========
Outstanding units: Type IV
 (note 2).....................         97,659      231,761        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 IV...........................   $      13.71        11.87        --         --
                                 ============  =========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Janus Aspen Series
                                           ------------------------------------
                                            Aggressive               Worldwide
                                              Growth      Growth      Growth
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (8,745,708
  shares; cost -- $318,342,552)........... $522,031,288         --          --
 Growth Portfolio (20,512,483 shares;
  cost -- $444,244,607)...................          --  690,245,038         --
 Worldwide Growth Portfolio (20,673,754
  shares; cost -- $575,985,214)...........          --          --  987,171,753
Receivable from affiliate.................        1,301          30       1,440
Receivable for units sold.................      749,946     866,106   1,663,028
                                           ------------ ----------- -----------
 Total assets.............................  522,782,535 691,111,174 988,836,221
                                           ============ =========== ===========
Liabilities
Accrued expenses payable to affiliate
 (note 3).................................      524,669     912,334     912,014
Payable for units withdrawn...............    6,749,277      21,844      67,703
                                           ------------ ----------- -----------
 Total liabilities........................    7,273,946     934,178     979,717
                                           ------------ ----------- -----------
Net assets attributable to variable
 deferred annuity contractholders......... $515,508,589 690,176,996 987,856,504
                                           ============ =========== ===========
Outstanding units: Type I (note 2)........    1,789,828   4,139,512   4,314,377
                                           ============ =========== ===========
Net asset value per unit: Type I.......... $      59.91       36.56       47.86
                                           ============ =========== ===========
Outstanding units: Type II (note 2).......    5,067,599  11,701,274  14,578,854
                                           ============ =========== ===========
Net asset value per unit: Type II......... $      58.97       35.98       47.11
                                           ============ =========== ===========
Outstanding units: Type III (note 2)......    4,781,470   8,278,915   5,789,831
                                           ============ =========== ===========
Net asset value per unit: Type III........ $      20.95       13.46       15.28
                                           ============ =========== ===========
Outstanding units: Type IV (note 2).......      513,109     500,424     406,948
                                           ============ =========== ===========
Net asset value per unit: Type IV......... $      18.07       12.77       14.97
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                         Janus Aspen Series (continued)
                             --------------------------------------------------
                                           Flexible  International   Capital
                               Balanced     Income      Growth     Appreciation
                              Portfolio   Portfolio    Portfolio    Portfolio
                             ------------ ---------- ------------- ------------
Assets
Investment in Janus Aspen
 Series, at fair value
 (note 2):
 Balanced Portfolio
  (16,485,224 shares;
  cost -- $370,790,126)....  $460,267,444        --           --           --
 Flexible Income Portfolio
  (4,942,920 shares;
  cost -- $58,455,980).....           --  56,448,148          --           --
 International Growth
  Portfolio (4,758,145
  shares; cost --
   $111,821,732)...........           --         --   183,997,451          --
 Capital Appreciation
  Portfolio (11,148,082
  shares; cost --
   $273,871,408)...........           --         --           --   369,781,874
Receivable from affiliate..           --         --           478          313
Receivable for units sold..       388,151    102,588      489,862      949,581
                             ------------ ----------  -----------  -----------
 Total assets..............   460,655,595 56,550,736  184,487,791  370,731,768
                             ------------ ----------  -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       373,020     51,802      161,387      373,639
Payable for units
 withdrawn.................        55,319     46,493      126,477      781,247
                             ------------ ----------  -----------  -----------
 Total liabilities.........       428,339     98,295      287,864    1,154,886
                             ------------ ----------  -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $460,227,256 56,452,441  184,199,927  369,576,882
                             ============ ==========  ===========  ===========
Outstanding units: Type I
 (note 2)..................     2,796,176    514,641      949,972    1,124,173
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type I....................  $      24.50      13.56        28.58        32.35
                             ============ ==========  ===========  ===========
Outstanding units: Type II
 (note 2)..................    12,451,725  3,172,870    4,728,347    6,407,884
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type II...................  $      24.24      13.41        28.32        32.13
                             ============ ==========  ===========  ===========
Outstanding units: Type III
 (note 2)..................     7,205,031    606,070    1,251,115    8,073,338
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type III..................  $      11.93       9.97        17.11        15.07
                             ============ ==========  ===========  ===========
Outstanding units: Type IV
 (note 2)..................       347,931     89,213      102,381      428,091
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type IV...................  $      11.31       9.90        16.96        13.22
                             ============ ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                Statements of Assets and Liabilities, Concluded

                               December 31, 1999

                              Goldman Sachs
                            Variable Insurance          Salomon Brothers
                                  Trust            Variable Series Fund Inc.
                          ---------------------- ------------------------------
                          Growth and   Mid Cap   Strategic              Total
                            Income      Value       Bond    Investors  Return
                             Fund        Fund       Fund      Fund      Fund
                          ----------- ---------- ---------- --------- ---------
Assets
Investment in Goldman
 Sachs Variable
 Insurance Trust,
 at fair value (note 2):
 Growth and Income Fund
  (935,608 shares;
  cost -- $9,933,309)...  $10,188,769        --         --        --        --
 Mid Cap Value Fund
  (1,952,623 shares;
  cost -- $17,214,626)..          --  16,441,086        --        --        --
Investment in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (553,648 shares;
  cost -- $5,558,043)...          --         --   5,348,241       --        --
 Investors Fund (308,001
         shares; cost --
   $3,686,841)..........          --         --         --  3,766,850       --
 Total Return Fund
  (317,951 shares;
  cost -- $3,363,898)...          --         --         --        --  3,252,640
Receivable from
 affiliate..............          --         --         --        --        --
Receivable for units
 sold...................       17,081    109,340     26,541    37,265       --
                          ----------- ---------- ---------- --------- ---------
 Total assets...........   10,205,850 16,550,426  5,374,782 3,804,115 3,252,640
                          ----------- ---------- ---------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        7,156     10,490      3,220    12,176     1,941
Payable for units
 withdrawn..............            4     26,440     43,562        32       --
                          ----------- ---------- ---------- --------- ---------
 Total liabilities......        7,160     36,930     46,782    12,208     1,941
                          ----------- ---------- ---------- --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $10,198,690 16,513,496  5,328,000 3,791,907 3,250,699
                          =========== ========== ========== ========= =========
Outstanding units: Type
 I (note 2).............       80,699    195,348     46,435    15,929     6,185
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type I...........  $      9.23       8.39      10.16     13.40     10.63
                          =========== ========== ========== ========= =========
Outstanding units: Type
 II (note 2)............      779,766  1,156,388    245,779   111,934   175,544
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type II..........  $      9.20       8.35      10.13     13.36     10.60
                          =========== ========== ========== ========= =========
Outstanding units: Type
 III (note 2)...........      204,598    482,846    223,881   187,111   117,856
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type III.........  $     10.44      10.02       9.90     10.98      9.91
                          =========== ========== ========== ========= =========
Outstanding units: Type
 IV (note 2)............       15,109     42,809     15,296     2,865    16,292
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type IV..........  $      9.53       8.89       9.81      9.96      9.59
                          =========== ========== ========== ========= =========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                          Year ended December 31, 1999

                           GE Investments Funds, Inc.
                         -------------------------------------------------------------------
                           S&P 500       Money                  International  Real Estate
                            Index       Market     Total Return    Equity       Securities
                            Fund         Fund          Fund         Fund           Fund
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $ 4,410,071   15,088,188    2,067,235       46,113      1,381,537
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............     704,948      950,843      220,301       30,656         43,767
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............   4,907,040    2,464,886      799,585      148,148        322,329
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............     460,991      701,862       85,952        8,603          7,954
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............      21,523       57,198        3,143          449            224
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............  (1,684,431)  10,913,399      958,254     (141,743)     1,007,263
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  30,003,910          (10)   1,021,209    2,767,291     (2,823,490)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  47,259,421           10    5,281,350    4,958,674      1,207,080
  Capital gain
   distribution.........   6,090,099          --     2,426,755    1,106,722         72,712
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........  83,353,430          --     8,729,314    8,832,687     (1,543,698)
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $81,668,999   10,913,399    9,687,568    8,690,944       (536,435)
                         ===========  ===========   ==========   ==========    ===========
                      GE Investments Funds, Inc., continued
                         -------------------------------------------------------------------
                                                                                 Premier
                           Global        Value                   U.S. Equity      Growth
                         Income Fund  Equity Fund  Income Fund      Fund      Equity Fund-a)
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $    55,082      512,848    2,343,057      200,089         23,826
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............       6,916       72,657      151,247        7,322          1,847
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............      44,108      547,672      337,337      130,281         28,109
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............         --        71,148       21,574       67,105         42,760
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............         --         6,988        3,666        3,951          2,973
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............       4,058     (185,617)   1,829,233       (8,570)       (51,863)
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    (134,013)   1,440,840     (265,204)     288,484        559,025
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (715,675)   5,153,071   (2,672,230)     816,588      2,049,497
  Capital gain
   distribution.........       4,146          --        72,466    1,800,801        770,369
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........    (845,542)   6,593,911   (2,864,968)   2,905,873      3,378,891
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $  (841,484)   6,408,294   (1,035,735)   2,897,303      3,327,028
                         ===========  ===========   ==========   ==========    ===========
-a) Reflects period covering May 5, 1999 to December 31, 1999.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year Ended December 31, 1999

                       Oppenheimer Variable Account Funds
                         -------------------------------------------------------------
                                        Capital    Aggressive      High      Multiple
                            Bond      Appreciation   Growth       Income    Strategies
                           Fund/VA      Fund/VA      Fund/VA     Fund/VA     Fund/VA
                         -----------  ------------ -----------  ----------  ----------
Investment income:
 Income -- Ordinary Div-
  idends................ $ 3,095,204      647,295          --   11,617,048  2,750,715
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type I (note
  3)....................     211,534      610,992    1,107,841     525,530    397,035
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type II
  (note 3)..............     684,021    2,181,875    1,965,558   1,624,725    609,540
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type III
  (note 3)..............      37,302       71,673       44,712      74,133     15,762
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type IV
  (note 3)..............       2,616        2,934          913       1,234        367
                         -----------   ----------  -----------  ----------  ---------
Net investment income
 (expense)..............   2,159,731   (2,220,179)  (3,119,024)  9,391,426  1,728,011
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (367,634)   8,028,813   43,460,518  (2,467,228) 1,998,615
 Unrealized appreciation
  (depreciation) on
  investments...........  (4,062,392)  64,932,288  120,804,294  (1,860,876)   249,173
 Capital gain distribu-
  tion..................     306,119    7,443,892          --          --   3,958,345
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (4,123,907)  80,404,993  164,264,812  (4,328,104) 6,206,133
                         -----------   ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $(1,964,176)  78,184,814  161,145,788   5,063,322  7,934,144
                         ===========   ==========  ===========  ==========  =========

                                           Variable Insurance Products Fund
                                          -------------------------------------
                                            Equity-
                                             Income       Growth      Overseas
                                           Portfolio     Portfolio   Portfolio
                                          ------------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends............ $ 10,155,685      956,132   1,571,786
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type I (note 3).......................    2,492,600    2,538,686     777,904
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type II (note 3)......................    6,522,445    3,548,591     559,606
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type III (note 3).....................      186,038      405,119      21,330
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type IV (note 3)......................       10,576       11,944       1,011
                                          ------------  -----------  ----------
Net investment income (expense)..........      944,026   (5,548,208)    211,935
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)................   32,608,373   40,501,315  22,135,968
 Unrealized appreciation (depreciation)
  on investments.........................  (23,171,445)  83,757,029  16,842,471
 Capital gain distribution...............   22,604,590   46,850,486   2,564,494
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments..........................   32,041,518  171,108,830  41,542,933
                                          ------------  -----------  ----------
Increase (decrease) in net assets from
 operations.............................. $ 32,985,544  165,560,622  41,754,868
                                          ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                Variable Insurance        Variable Insurance
                                 Products Fund II          Products Fund III
                              ------------------------  ------------------------
                                 Asset                  Growth &      Growth
                                Manager     Contrafund   Income    Opportunities
                               Portfolio    Portfolio   Portfolio    Portfolio
                              ------------  ----------  ---------  -------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 16,324,271   1,703,921    387,131      567,056
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........     4,367,086     941,924    161,230      107,137
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     1,287,699   4,240,466    951,315      852,938
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........        41,993     286,944    137,297       99,378
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........         1,982      13,783      5,408        3,459
                              ------------  ----------  ---------    ---------
Net investment income
 (expense)..................    10,625,511  (3,779,196)  (868,119)    (495,856)
                              ------------  ----------  ---------    ---------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)...    16,067,053  24,922,273  3,957,786    2,346,277
 Unrealized appreciation
  (depreciation) on
  investments...............    (2,840,015) 55,449,896  2,814,926     (404,266)
 Capital gain distribution..    20,776,345  12,495,419    785,993    1,053,105
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on
 investments................    34,003,383  92,867,588  7,558,705    2,995,116
                              ------------  ----------  ---------    ---------
Increase (decrease) in net
 assets from operations.....  $ 44,628,894  89,088,392  6,690,586    2,499,260
                              ============  ==========  =========    =========

                                                Federated Insurance Series
                                            ------------------------------------
                                             American    High Income
                                              Leaders       Bond       Utility
                                              Fund II      Fund II     Fund II
                                            -----------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends.............  $   704,366   4,281,850    1,190,082
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type I (note 3).............       95,183      83,957       88,850
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type II (note 3)............    1,047,440     681,714      588,434
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type III (note 3)...........       72,076      45,805       29,308
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type IV (note 3)............        2,887       3,002        1,836
                                            -----------  ----------   ----------
Net investment income (expense)...........     (513,220)  3,467,372      481,654
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss).................    1,360,681  (1,194,670)   1,236,132
 Unrealized appreciation (depreciation) on
  investments.............................   (4,248,287) (1,948,643)  (3,774,428)
 Capital gain distribution................    7,121,918     372,335    2,310,160
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments..............................    4,234,312  (2,770,978)    (228,136)
                                            -----------  ----------   ----------
Increase (decrease) in net assets from op-
 erations.................................  $ 3,721,092     696,394      253,518
                                            ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999


                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                                            PBHG
                                   Small                  Large Cap     PBHG
                               Capitalization   Growth     Growth    Growth II
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               -------------- ----------  ---------  ----------
Investment income:
 Income -- Ordinary Divi-
  dends......................   $       --       165,319        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)...........       192,915      338,789     20,933      27,493
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3)..........     1,098,622    2,152,122    162,402     183,640
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3).........        53,181      347,936        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3)..........         4,140        8,392        --          --
                                -----------   ----------  ---------  ----------
Net investment income (ex-
 pense)......................    (1,348,858)  (2,681,920)  (183,335)   (211,133)
                                -----------   ----------  ---------  ----------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)....     4,496,020   16,000,254  1,293,989   2,553,635
 Unrealized appreciation (de-
  preciation) on invest-
  ments......................    25,658,694   34,200,259  7,139,998  11,061,365
 Capital gain distribution...    11,288,748   16,366,607        --          --
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments..    41,443,462   66,567,120  8,433,987  13,615,000
                                -----------   ----------  ---------  ----------
Increase (decrease) in net
 assets from operations......   $40,094,604   63,885,200  8,250,652  13,403,867
                                ===========   ==========  =========  ==========

                               Janus Aspen Series
                                        --------------------------------------
                                         Aggressive                 Worldwide
                                           Growth       Growth       Growth
                                         Portfolio     Portfolio    Portfolio
                                        ------------  -----------  -----------
Investment income:
 Income -- Ordinary Dividends.........  $  2,881,876    1,107,540    1,115,148
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type I
  (note 3)............................       677,194    1,417,071    1,769,864
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type II
  (note 3)............................     2,051,000    4,084,205    6,316,146
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type III
  (note 3)............................       308,490      483,682      361,048
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type IV
  (note 3)............................        20,061       19,248       18,635
                                        ------------  -----------  -----------
Net investment income (expense).......      (174,869)  (4,896,666)  (7,350,545)
                                        ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss).............    62,362,096   35,813,367   59,273,825
 Unrealized appreciation (deprecia-
  tion) on investments................   163,992,838  142,877,179  309,685,852
 Capital gain distribution............     4,906,978    2,247,871          --
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments................   231,261,912  180,938,417  368,959,677
                                        ------------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................  $231,087,043  176,041,751  361,609,132
                                        ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                         Janus Aspen Series (continued)
                              --------------------------------------------------
                                           Flexible   International   Capital
                               Balanced     Income       Growth     Appreciation
                               Portfolio  Portfolio     Portfolio    Portfolio
                              ----------- ----------  ------------- ------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 7,970,337  3,387,191      230,552        79,084
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      724,446     84,668      201,248       280,059
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........    2,795,494    492,939    1,061,078     1,375,897
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      489,490     41,297       67,763       546,887
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........       15,454      5,523        4,306        15,737
                              ----------- ----------   ----------   -----------
Net investment income
 (expense)..................    3,945,453  2,762,764   (1,103,843)   (2,139,496)
                              ----------- ----------   ----------   -----------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)...   13,526,836   (288,141)   6,798,898    12,257,740
 Unrealized appreciation
  (depreciation) on
  investments...............   55,762,394 (2,373,888)  68,867,033    88,365,393
 Capital gain distribution..          --     146,515          --        909,471
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on
 investments................   69,289,230 (2,515,514)  75,665,931   101,532,604
                              ----------- ----------   ----------   -----------
Increase (decrease) in net
 assets from operations.....  $73,234,683    247,250   74,562,088    99,393,108
                              =========== ==========   ==========   ===========

                                 Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                     Trust               Series Fund Inc.
                              -------------------  -----------------------------
                              Growth and Mid Cap   Strategic             Total
                                Income    Value      Bond     Investors  Return
                                 Fund      Fund      Fund       Fund      Fund
                              ---------- --------  ---------  --------- --------
Investment income:
 Income -- Ordinary
  Dividends.................    112,074   116,838   266,587     19,120    78,025
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      7,339    13,312     7,088      1,561     1,042
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     78,696    79,328    16,165      7,237    16,090
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      9,532    30,093    13,973     10,004     6,754
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........        497     2,096     1,648        174       711
                               --------  --------  --------    -------  --------
Net investment income
 (expense)..................     16,010    (7,991)  227,713        144    53,428
                               --------  --------  --------    -------  --------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)...      9,945    40,722     1,001    (45,705)    1,801
 Unrealized appreciation
  (depreciation) on
  investments...............    215,378  (786,328) (204,979)    79,688  (108,299)
 Capital gain distribution..        --        --        --         --        --
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on
 investments................    225,323  (745,606) (203,978)    33,983  (106,498)
                               --------  --------  --------    -------  --------
Increase (decrease) in net
 assets from operations.....   $241,333  (753,597)   23,735     34,127   (53,070)
                               ========  ========  ========    =======  ========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          -------------------------------------------------------------------------------
                                  S&P 500
                                   Index                   Money Market               Total Return
                                    Fund                       Fund                       Fund
                          -------------------------  -------------------------  -------------------------
                          Year ended December 31,      Year ended December 31,   Year ended December 31,
                          -------------------------  -------------------------  -------------------------
                              1999         1998          1999         1998          1999         1998
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets From operations:
 Net investment income
  (expense).............  $ (1,684,431)    (394,895)   10,913,399    6,916,677       958,254    2,668,826
 Net realized gain
  (loss)................    30,003,910    8,830,544           (10)     545,381     1,021,209     (144,205)
 Unrealized appreciation
  (depreciation) on
  investments...........    47,259,421   35,731,485            10     (545,381)    5,281,350    5,408,858
 Capital gain distribu-
  tion..................     6,090,099    8,918,905           --           --      2,426,755          --
                          ------------  -----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from oper-
   ations...............    81,668,999   53,086,039    10,913,399    6,916,677     9,687,568    7,933,479
                          ------------  -----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........   150,605,950   53,735,217   455,850,801  103,629,024    20,100,592    7,103,374
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (1,914,921)  (1,018,619)   (6,110,039)  (4,961,886)     (782,405)    (336,462)
   Surrenders...........   (23,948,873) (11,869,972) (119,079,947) (46,255,514)   (5,649,875)  (3,264,071)
   Administrative
    expense (note 3)....      (346,732)    (193,962)     (308,122)    (222,910)      (83,454)     (63,853)
   Transfer gain (loss)
    and transfer fees...       957,648      623,320     5,822,636    6,222,666        67,204       76,515
   Capital contribution
    (withdrawal)........           --           --            --           --            --           --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    89,343,041   40,155,936    19,221,784   24,299,736    13,514,725    9,157,868
 Interfund transfers....    18,779,770   20,883,117  (140,405,301)   5,214,444        76,047      974,377
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   233,475,883  102,315,037   214,991,812   87,925,560    27,242,834   13,647,748
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   315,144,882  155,401,076   225,905,211   94,842,237    36,930,402   21,581,227
Net assets at beginning
 of year................   308,827,400  153,426,324   218,536,941  123,694,704    66,108,344   44,527,117
                          ------------  -----------  ------------  -----------  ------------  -----------
Net assets at end of
 year...................  $623,972,282  308,827,400   444,442,152  218,536,941   103,038,746   66,108,344
                          ============  ===========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------
                               International               Real Estate
                                   Equity                   Securities
                                    Fund                       Fund
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998         1999          1998
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (141,743)   1,294,582    1,007,263     1,409,122
 Net realized gain
  (loss)................     2,767,291      441,842   (2,823,490)     (878,569)
 Unrealized appreciation
  (depreciation) on
  investments...........     4,958,674    2,296,938    1,207,080   (12,908,191)
 Capital gain
  distribution..........     1,106,722          --        72,712     1,726,962
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from
 operations.............     8,690,944    4,033,362     (536,435)  (10,650,676)
                          ------------  -----------  -----------  ------------
From capital
 transactions:
 Net premiums...........     2,858,308      985,487    2,212,512     5,008,291
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (66,512)     (49,268)    (124,447)     (182,572)
   Surrenders...........      (545,373)    (558,600)  (2,167,345)   (1,142,178)
   Administrative
    expense (note 3)....       (12,619)     (13,254)     (24,242)      (30,467)
   Transfer gain (loss)
    and transfer fees...       108,529     (258,988)    (129,406)     (443,138)
   Capital contribution
    (withdrawal)........      (198,516)         --           --            --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     1,447,720    1,469,927    2,498,480     6,836,059
 Interfund transfers....       361,833   (1,665,448)  (7,573,589)   (5,533,571)
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........     3,953,370      (90,144)  (5,308,037)    4,512,424
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets.............    12,644,314    3,943,218   (5,844,472)   (6,138,252)
Net assets at beginning
 of year................    26,819,751   22,876,533   46,545,545    52,683,797
                          ------------  -----------  -----------  ------------
Net assets at end of
 year...................  $ 39,464,065   26,819,751   40,701,073    46,545,545
                          ============  ===========  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 GE Investments Funds, Inc. (continued)
                             --------------------------------------------------
                               Global Income Fund         Value Equity Fund
                             ------------------------- ------------------------
                             Year ended December 31,   Year ended December 31,
                             ------------------------- ------------------------
                                 1999         1998        1999         1998
                             ------------  ----------- -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................  $      4,058     504,065     (185,617)    (158,569)
 Net realized gain (loss)..      (134,013)     96,320    1,440,840      576,810
 Unrealized appreciation
  (depreciation) on invest-
  ments....................      (715,675)    337,555    5,153,071     (292,099)
 Capital gain distribu-
  tion.....................         4,146      22,214          --       929,149
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations....      (841,484)    960,154    6,408,294    1,055,291
                             ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums..............       298,133     600,772   21,173,356    9,579,320
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........           --          --      (219,644)     (25,562)
  Surrenders...............      (230,326)    (63,958)  (3,878,411)  (1,731,724)
  Administrative expense
   (note 3)................        (2,504)        --       (39,635)     (18,611)
  Transfer gain (loss) and
   transfer fees...........        41,185      (1,623)     (24,010)   1,014,745
  Capital contribution
   (withdrawal)............           --       45,130          --           --
 Transfers (to) from the
  Guarantee Account (note
  1).......................     1,130,309     986,575    9,162,615    8,817,658
 Interfund transfers.......    (1,065,929)  1,028,376    2,580,708    4,550,014
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions..............       170,868   2,595,272   28,754,979   22,185,840
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets....................      (670,616)  3,555,426   35,163,273   23,214,131
Net assets at beginning of
 year......................     9,670,724   6,115,298   39,141,139   15,900,008
                             ------------  ----------  -----------  -----------
Net assets at end of year..  $  9,000,108   9,670,724   74,304,412   39,114,139
                             ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------
                                                                 U.S.                  Premier
                                   Income                       Equity                 Growth
                                    Fund                         Fund                Equity Fund
                          -------------------------  ----------------------------   ---------------
                                                                    Period from      Period from
                          Year ended December 31,     Year ended    May 4, 1998      May 5, 1999
                          -------------------------   December 31, to December 31,  to December 31,
                              1999          1998         1999          1998             1999
                          ------------  -----------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,829,233    1,286,221       (8,570)        9,991         (51,863)
 Net realized gain
  (loss)................      (265,204)     335,927      288,484         9,452         559,025
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,672,230)    (245,492)     816,588       153,754       2,049,497
 Capital gain distribu-
  tion..................        72,466      285,194    1,800,801        36,079         770,369
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from
 operations.............    (1,035,735)   1,661,850    2,897,303       209,276       3,327,028
                          ------------  -----------   ----------     ---------      ----------
From capital
 transactions:
 Net premiums...........     6,923,805    1,921,255   22,445,779       864,801      14,174,762
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......      (489,017)    (145,003)     (45,279)          --           (3,881)
   Surrenders...........    (2,870,344)  (1,961,475)    (528,852)       (8,236)       (153,976)
   Administrative ex-
    pense (note 3)......       (44,669)     (34,884)      (5,653)         (374)         (1,218)
   Transfer gain (loss)
    and transfer fees...        62,981     (172,635)     129,249         4,703         205,591
   Capital contribution
    (withdrawal)........           --           --           --            --              --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     8,054,862    4,132,905    6,635,234       500,876       1,787,824
 Interfund transfers....       (75,826)   6,911,104    5,339,842       629,934       7,975,066
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from capital
 transactions...........    11,561,792   10,651,267   33,970,320     1,991,704      23,984,168
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets.............    10,526,057   12,313,117   36,867,623     2,200,980      27,311,196
Net assets at beginning
 of year................    34,323,977   22,010,860    2,200,980           --              --
                          ------------  -----------   ----------     ---------      ----------
Net assets at end of
 year...................  $ 44,850,034   34,323,977   39,068,603     2,200,980      27,311,196
                          ============  ===========   ==========     =========      ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds
                          ----------------------------------------------------
                                                             Capital
                                    Bond                   Appreciation
                                  Fund/VA                    Fund/VA
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998          1999         1998
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............. $  2,159,731       67,918    (2,220,179)    (932,825)
 Net realized gain
  (loss).................     (367,634)     557,479     8,028,813   19,777,101
 Unrealized appreciation
  (depreciation) on
  investments............   (4,062,392)   1,205,533    64,932,288      922,343
 Capital gain
  distribution...........      306,119      628,926     7,443,892   13,330,660
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations..............   (1,964,176)   2,459,856    78,184,814   33,097,279
                          ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums............   12,174,256    6,231,291    23,530,758   17,725,498
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits........     (689,793)    (410,382)   (1,199,344)    (894,216)
   Surrenders............   (5,269,460)  (4,432,337)  (14,095,955)  (9,299,680)
   Administrative expense
    (note 3).............      (69,547)     (55,996)     (221,476)    (184,119)
   Transfer gain (loss)
    and transfer fees....     (235,556)     (86,859)       87,768       (3,882)
 Transfers (to) from the
  Guarantee Account (note
  1).....................   13,999,173    8,638,887    14,646,072   17,267,813
 Interfund transfers.....   (4,224,435)  10,655,917    (8,629,648)  (7,357,815)
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions............   15,684,638   20,540,521    14,118,175   17,253,599
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets..............   13,720,462   23,000,377    92,302,989   50,350,878
Net assets at beginning
 of year.................   62,746,060   39,745,683   189,366,694  139,015,816
                          ------------  -----------  ------------  -----------
Net assets at end of
 year.................... $ 76,466,522   62,746,060   281,669,683  189,366,694
                          ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------------------
                                 Aggressive                    High                    Multiple
                                   Growth                     Income                  Strategies
                                   Fund/VA                    Fund/VA                   Fund/VA
                          --------------------------  ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,    Year ended December 31,
                          --------------------------  ------------------------  ------------------------
                              1999          1998         1999         1998         1999         1998
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,119,024)  (2,113,073)   9,391,426    1,269,071    1,728,011     (243,868)
 Net realized gain
  (loss)................     43,460,518   19,896,478   (2,467,228)     (99,049)   1,998,615    1,712,582
 Unrealized appreciation
  (depreciation) on
  investments...........    120,804,294     (396,149)  (1,860,876)  (7,301,468)     249,173   (1,662,556)
 Capital gain
  distribution..........            --     5,372,387          --     4,091,636    3,958,345    4,043,187
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    161,145,788   22,759,643    5,063,322   (2,039,810)   7,934,144    3,849,345
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     13,548,977    9,377,106   14,520,822   13,886,757    5,277,206    5,911,134
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......     (1,088,159)    (796,601)  (1,064,649)  (1,060,654)    (560,764)    (527,685)
   Surrenders...........    (20,015,823) (11,332,990) (13,777,348) (10,775,891)  (7,655,266)  (6,115,145)
   Administrative ex-
    pense
    (note 3)............       (320,865)    (280,687)    (181,388)    (189,819)    (112,560)    (118,214)
   Transfer gain (loss)
    and
    transfer fees.......        978,941   (1,028,582)    (340,605)    (612,294)    (334,258)    (298,427)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............      5,300,960   11,708,764   13,711,757   20,861,727    4,683,850    8,281,940
 Interfund transfers....    (19,243,413) (20,227,182) (14,458,320)  (4,351,060)  (8,149,619)  (3,251,940)
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (20,839,382) (12,580,172)  (1,589,731)  17,758,766   (6,851,411)   3,881,663
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    140,306,406   10,179,471    3,473,591   15,718,956    1,082,733    7,731,008
Net assets at beginning
 of year................    218,026,707  207,847,236  164,004,582  148,285,626   79,754,561   72,023,553
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $ 358,333,113  218,026,707  167,478,173  164,004,582   80,837,294   79,754,561
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          -----------------------------------------------------------------------------
                          Equity-Income Portfolio       Growth Portfolio         Overseas Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,      Year ended December 31,  Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    944,026      365,176   (5,548,208)  (2,577,337)     211,935      761,025
 Net realized gain
  (loss)................    32,608,373   40,058,923   40,501,315   17,030,101   22,135,968   12,998,779
 Unrealized appreciation
  (depreciation) on
  investments...........   (23,171,445)  (9,194,909)  83,757,029   58,825,099   16,842,471   (6,292,784)
 Capital gain
  distribution..........    22,604,590   31,355,502   46,850,486   41,858,263    2,564,494    6,294,605
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    32,985,544   62,584,692  165,560,622  115,136,126   41,754,868   13,761,625
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    55,451,274   46,774,052  102,689,652   15,214,848    5,626,757    1,843,855
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (3,558,664)  (3,800,272)  (2,182,323)  (2,191,698)    (566,490)    (439,740)
   Surrenders...........   (58,264,096) (39,388,010) (50,608,296) (23,927,419) (11,598,256)  (6,306,537)
   Administrative
    expense (note 3)....      (810,775)    (787,804)    (662,552)    (510,394)    (182,204)    (183,116)
   Transfer gain (loss)
    and transfer fees...      (463,678)  (4,002,591)    (193,058)  (1,467,259)     691,511   (1,416,329)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    32,482,731   49,734,168   27,141,802    9,000,692    1,257,466    2,209,192
 Interfund transfers....   (59,307,860) (32,464,680)  13,823,927   (8,701,771) (10,841,539) (14,310,296)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (34,471,068)  16,064,863   90,009,152  (12,583,001) (15,612,755) (18,602,971)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    (1,485,524)  78,649,555  255,569,774  102,553,125   26,142,113   (4,841,346)
Net assets at beginning
 of year................   692,232,327  613,582,772  417,566,732  315,013,607  103,463,275  108,304,621
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $690,746,803  692,232,327  673,136,506  417,566,732  129,605,388  103,463,275
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund II
                            ---------------------------------------------------
                            Asset Manager Portfolio     Contrafund Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ 10,625,511    9,625,658   (3,779,196)  (1,952,491)
 Net realized gain (loss)
  ........................    16,067,053   12,994,733   24,922,273   14,314,697
 Unrealized appreciation
  (depreciation) on
  investments.............    (2,840,015)  (5,404,033)  55,449,896   47,868,379
 Capital gain
  distribution............    20,776,345   45,774,419   12,495,419   12,625,996
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    44,628,894   62,990,777   89,088,392   72,856,581
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    14,653,091   10,264,331   82,802,444   25,285,801
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........    (2,929,710)  (2,712,196)  (1,793,088)  (1,246,412)
  Surrenders..............   (65,155,121) (43,729,546) (26,567,889) (13,148,361)
  Administrative expense
   (note 3)...............    (1,071,066)  (1,091,339)    (379,551)    (296,892)
  Transfer gain (loss) and
   transfer fees..........    (2,618,892)  (6,077,325)  (2,525,155)    (122,549)
 Transfers (to) from
  Guarantee Account
  (note 1)................     9,583,071    9,427,060   32,522,703   25,805,412
 Interfund transfers......   (21,111,137) (12,459,422)   4,661,245   (7,547,010)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   (68,649,764) (46,378,437)  88,720,709   28,729,989
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   (24,020,870)  16,612,340  177,809,101  101,586,570
Net assets at beginning of
 year.....................   500,487,152  483,874,812  343,723,966  242,137,396
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $476,466,282  500,487,152  521,533,067  343,723,966
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund III
                            ---------------------------------------------------
                                Growth & Income         Growth Opportunities
                                   Portfolio                 Portfolio
                            ------------------------  -------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  -------------------------
                                1999         1998         1999         1998
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (868,119)   (420,269)     (495,856)    (241,549)
 Net realized gain
  (loss)..................     3,957,786     983,225     2,346,277      378,467
 Unrealized appreciation
  (depreciation) on
  investments.............     2,814,926   7,912,728      (404,266)   6,815,534
 Capital gain
  distribution............       785,993     102,863     1,053,105      739,930
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from operations...     6,690,586   8,578,547     2,499,260    7,692,382
                            ------------  ----------  ------------  -----------
From capital transactions:
 Net premiums.............    37,343,267  13,303,380    31,843,565   10,151,968
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........      (452,650)   (688,026)     (291,426)    (104,398)
  Surrenders..............    (4,513,761) (1,264,908)   (4,617,789)  (1,515,091)
  Administrative expense
   (note 3)...............       (71,973)    (29,641)      (57,526)     (29,463)
  Transfer gain (loss) and
   transfer fees..........       351,485     732,615       253,392      483,076
 Transfers (to) from
  Guarantee Account (note
  1)......................    24,539,942  10,185,026    15,970,057   10,705,328
 Interfund transfers......      (525,341) 10,322,368     1,492,494    9,164,481
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............    56,670,969  32,560,814    44,592,767   28,855,901
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets...................    63,361,555  41,139,361    47,092,027   36,548,283
Net assets at beginning of
 year.....................    56,847,583  15,708,222    53,636,058   17,087,775
                            ------------  ----------  ------------  -----------
Net assets at end of
 year.....................  $120,209,138  56,847,583   100,728,085   53,636,058
                            ============  ==========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Federated Insurance Series
                          ------------------------------------------------------------------------
                                 American                High Income
                                  Leaders                   Bond                   Utility
                                  Fund II                  Fund II                 Fund II
                          ------------------------  ----------------------  ----------------------
                          Year ended December 31,   Year ended December 31,  Year ended December 31,
                          ------------------------  ----------------------  ----------------------
                              1999         1998        1999        1998        1998        1996
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (513,220)   (550,126)  3,467,372     377,590     481,654    (182,451)
 Net realized gain
  (loss)................     1,360,681   1,333,508  (1,194,670)    901,146   1,236,132   1,730,044
 Unrealized appreciation
  (depreciation) on
  investments...........    (4,248,287)  4,019,536  (1,948,643)   (615,798) (3,774,428)  1,205,055
 Capital gain
  distribution..........     7,121,918   2,704,294     372,335     273,209   2,310,160   1,841,863
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     3,721,092   7,507,212     696,394     936,147     253,518   4,594,511
                          ------------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    21,419,498  17,174,298  12,914,758   7,609,375   9,759,421   5,300,423
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......      (221,728)   (702,585)   (245,085)   (420,052)   (562,420)   (295,533)
   Surrenders...........    (5,313,269) (2,256,129) (3,914,221) (3,031,255) (3,154,249) (1,872,219)
   Administrative
    expense (note 3)....       (77,785)    (47,545)    (43,801)    (34,940)    (45,364)    (36,851)
   Transfer gain (loss)
    and transfer fees...       (56,238)    404,576         989     650,014    (154,923)   (738,016)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    15,009,686  15,132,233  11,169,833  12,815,682  10,141,825   5,791,377
 Interfund transfers....    (7,715,367)  2,109,439  (5,891,810) (1,253,689) (2,728,703)  2,670,259
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    23,044,797  31,814,287  13,990,663  16,335,135  13,255,587  10,819,440
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............    26,765,889  39,321,499  14,687,057  17,271,282  13,509,105  15,413,951
Net assets at beginning
 of year................    74,215,225  34,893,726  52,466,629  35,195,347  45,811,845  30,397,894
                          ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $100,981,114  74,215,225  67,153,686  52,466,629  59,320,950  45,811,845
                          ============  ==========  ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Alger American Fund
                            --------------------------------------------------
                             Small Capitalization
                                   Portfolio             Growth Portfolio
                            ------------------------  ------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  ------------------------
                                1999         1998        1999         1998
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ (1,348,858) (1,053,686)  (2,681,920)    (966,536)
 Net realized gain
  (loss)..................     4,496,020     411,066   16,000,254    4,172,054
 Unrealized appreciation
  (depreciation) on in-
  vestments...............    25,658,694   2,406,527   34,200,259   20,408,775
 Capital gain distribu-
  tion....................    11,288,748  10,556,556   16,366,607   13,947,299
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    40,094,604  12,320,463   63,885,200   37,561,592
                            ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............    18,801,609   6,622,636   92,259,433   11,725,922
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (420,284)   (459,998)  (1,648,447)    (663,235)
   Surrenders.............    (7,370,878) (3,709,013) (13,584,719)  (5,345,156)
   Administrative expense
    (note 3)..............       (95,877)    (83,804)    (148,219)     (89,422)
   Transfer gain (loss)
    and transfer fees.....       339,009     246,716      622,265      (10,013)
 Transfers (to) from the
  Guarantee Account (note
  1)......................     7,500,439   8,384,117   26,764,387    9,961,009
 Interfund transfers......    (9,144,368) (2,794,548)  22,462,752    6,706,761
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     9,609,650   8,206,106  126,727,452   22,285,866
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets...................    49,704,254  20,526,569  190,612,652   59,847,458
Net assets at beginning of
 year.....................    94,354,259  73,827,690  132,001,271   72,153,813
                            ------------  ----------  -----------  -----------
Net assets at end of
 year.....................  $144,058,513  94,354,259  322,613,923  132,001,271
                            ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                        PBHG Insurance Series Fund, Inc.
                               -----------------------------------------------
                                        PBHG                    PBHG
                                     Large Cap                Growth II
                                  Growth Portfolio            Portfolio
                               -----------------------  ----------------------
                                Year ended December      Year ended December
                                        31,                      31,
                               -----------------------  ----------------------
                                  1999         1998        1999        1998
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................... $  (183,335)   (106,500)   (211,133)   (119,244)
 Net realized gain (loss).....   1,293,989     282,909   2,553,635    (281,878)
 Unrealized appreciation (de-
  preciation) on investments..   7,139,998   2,025,080  11,061,365   1,029,558
 Capital gain distribution....         --          --          --          --
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from operations.......   8,250,652   2,201,489  13,403,867     628,436
                               -----------  ----------  ----------  ----------
From capital transactions:
 Net premiums.................   1,893,719   2,342,871   2,634,384   1,855,144
 Transfers (to) from the gen-
  eral account of GE Life and
  Annuity:
  Death benefits..............    (120,414)    (42,994)    (31,216)   (117,890)
  Surrenders..................  (2,112,511)   (588,848) (1,282,939)   (409,105)
  Administrative expense (note
   3).........................     (13,054)     (7,464)    (13,646)     (8,868)
  Transfer gain (loss) and
   transfer fees..............       8,735      40,495      92,029      27,528
 Transfers (to) from the
  Guarantee Account (note 1)     2,244,446   2,026,921   1,647,321   2,485,422
 Interfund transfers..........   1,070,497   1,290,849   5,263,684    (477,840)
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from capital
 transactions.................   2,971,418   5,061,830   8,309,617   3,354,391
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets.......................  11,222,070   7,263,319  21,713,484   3,982,827
Net assets at beginning of
 year.........................  11,981,586   4,718,267  10,934,767   6,951,940
                               -----------  ----------  ----------  ----------
Net assets at end of year..... $23,203,656  11,981,586  32,648,251  10,934,767
                               ===========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                            ---------------------------------------------------
                                   Aggressive
                                     Growth                    Growth
                                   Portfolio                  Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (174,869)  (1,431,833)  (4,896,666)   6,056,709
 Net realized gain
  (loss)..................    62,362,096   11,413,034   35,813,367   11,096,226
 Unrealized appreciation
  (depreciation) on
  investments.............   163,992,838   24,333,274  142,877,179   56,452,101
 Capital gain
  distribution............     4,906,978          --     2,247,871    7,613,462
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............   231,087,043   34,314,475  176,041,751   81,218,498
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    82,694,488    4,886,885  129,921,095   19,968,429
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (693,006)    (815,476)  (2,337,901)  (1,360,596)
   Surrenders.............   (14,862,560)  (5,681,643) (28,100,426) (11,799,421)
   Administrative expense
    (note 3)..............      (206,645)    (120,730)    (458,087)    (317,146)
   Transfer gain (loss)
    and transfer fees.....    (5,761,812)    (352,260)     893,020     (691,664)
 Transfers (to) from the
  Guarantee Account (note
  1)......................    14,163,240    4,693,626   37,755,657   19,406,972
 Interfund transfers......    74,808,346   (8,460,504)  42,077,065    3,890,833
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   150,142,051   (5,850,102) 179,750,423   29,097,407
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   381,229,094   28,464,373  355,792,174  110,315,905
Net assets at beginning of
 year.....................   134,279,495  105,815,122  334,384,822  224,068,917
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $515,508,589  134,279,495  690,176,996  334,384,822
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          -----------------------------------------------------------------------------
                                 Worldwide                                            Flexible
                                   Growth                   Balanced                   Income
                                 Portfolio                  Portfolio                 Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,     Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ (7,350,545)   6,523,226    3,945,453    3,182,878    2,762,764    1,259,217
 Net realized gain
  (loss)................    59,273,825   46,111,510   13,526,836    3,053,389     (288,141)     222,001
 Unrealized appreciation
  (depreciation) on
  investments...........   309,685,852   41,481,543   55,762,394   28,743,051   (2,373,888)      30,008
 Capital gain
  distribution..........           --     4,933,615          --       722,300      146,515       66,130
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............   361,609,132   99,049,894   73,234,683   35,701,618      247,250    1,577,356
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........   103,924,205   44,526,187  123,717,725   24,644,401   12,258,667    4,066,867
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (2,973,664)  (1,373,901)  (1,474,438)    (857,556)    (202,784)     (36,188)
   Surrenders...........   (40,772,035) (19,617,340) (20,730,548)  (9,165,787)  (2,936,151)    (813,459)
   Administrative
    expense (note 3)....      (619,954)    (469,515)    (267,776)    (138,515)     (34,631)     (21,644)
   Transfer gain (loss)
    and transfer fees...       934,945      125,152      456,442    1,031,515     (128,719)     453,024
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    51,917,924   41,574,483   78,194,170   24,485,481   13,890,840    7,043,148
 Interfund transfers....     5,019,615     (124,706)  32,520,849   21,236,757      312,624    6,439,490
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   117,431,036   64,640,360  212,416,424   61,236,296   23,159,846   17,131,238
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   479,040,168  163,690,254  285,651,107   96,937,914   23,407,096   18,708,594
Net assets at beginning
 of year................   508,816,336  345,126,082  174,576,149   77,638,235   33,045,345   14,336,751
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $987,856,504  508,816,336  460,227,256  174,576,149   56,452,441   33,045,345
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series (continued)
                             -------------------------------------------------
                              International Growth      Capital Appreciation
                                    Portfolio                Portfolio
                             ------------------------  -----------------------
                             Year ended December 31,   Year ended December 31,
                             ------------------------  -----------------------
                                 1999         1998        1999         1998
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $ (1,103,843)    285,215   (2,139,496)   (129,163)
 Net realized gain (loss)...    6,798,898   7,205,182   12,257,740     336,728
 Unrealized appreciation
  (depreciation) on
  investments...............   68,867,033   1,486,427   88,365,393   7,532,890
 Capital gain distribution..          --      168,340      909,471         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   74,562,088   9,145,164   99,393,108   7,740,455
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   19,686,581   7,538,624  136,931,557   8,764,540
 Transfers (to) from the
  general account of GE Life
  and Annuity:
  Death benefits............     (397,836)   (372,667)  (1,194,716)    (52,380)
  Surrenders................   (5,164,544) (2,368,354)  (7,042,061)   (765,563)
  Administrative expense
   (note 3).................      (84,094)    (70,684)     (94,871)    (11,745)
  Transfer gain (loss) and
   transfer fees............       96,657      74,891      280,719     485,206
 Transfer (to) from the
  Guarantee Account (note
  1)........................    8,757,358  10,288,178   34,911,459   4,797,081
 Interfund transfers........    9,262,544  (1,419,705)  67,308,216  15,456,302
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   32,156,666  13,670,283  231,100,303  28,673,441
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................  106,718,754  22,815,447  330,493,411  36,413,896
Net assets at beginning of
 year.......................   77,481,173  54,665,726   39,083,471   2,669,575
                             ------------  ----------  -----------  ----------
Net assets at end of year... $184,199,927  77,481,173  369,576,882  39,083,471
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Goldman Sachs
                               Variable Insurance
                                      Trust
                             ----------------------------------------------------
                                    Growth and                   Mid Cap
                                      Income                      Value
                                       Fund                       Fund
                             -------------------------- -------------------------
                                           Period from               Period from
                                             May 12,                    May 8,
                              Year ended     1998 to     Year ended    1998 to
                             December 31,  December 31, December 31, December 31,
                                 1999          1998         1999         1998
                             ------------  ------------ ------------ ------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................  $    16,010       20,010        (7,991)     12,176
 Net realized gain (loss)..        9,945      (32,043)       40,722     (72,641)
 Unrealized appreciation
  (depreciation) on
  investments..............      215,378       40,081      (786,328)     12,789
 Capital gain
  distribution.............          --           --            --          --
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from operations....      241,333       28,048      (753,597)    (47,676)
                             -----------    ---------    ----------   ---------
From capital transactions:
 Net premiums..............    3,188,933    1,873,044     7,662,493   1,653,452
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........          --           --        (44,741)        --
  Surrenders...............     (312,406)     (42,593)     (399,418)    (42,773)
  Administrative expense
   (note 3)................       (5,657)        (447)       (6,665)       (527)
  Transfer gain (loss) and
   transfer fees...........      (17,014)      89,687       129,599     (48,872)
 Transfer (to) from the
  Guarantee Account (note
  1).......................    2,602,797    1,085,095     3,097,131   1,327,515
 Interfund transfers.......      238,136    1,229,734     3,205,503     782,072
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from capital
 transactions..............    5,694,789    4,234,520    13,643,902   3,670,867
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets....................    5,936,122    4,262,568    12,890,305   3,623,191
Net assets at beginning of
 year......................    4,262,568          --      3,623,191         --
                             -----------    ---------    ----------   ---------
Net assets at end of year..  $10,198,690    4,262,568    16,513,496   3,623,191
                             ===========    =========    ==========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Salomon Brothers Variable Series Fund Inc.
                          --------------------------------------------------------------------------------------
                                  Strategic                                                     Total
                                    Bond                         Investors                     Return
                                    Fund                           Fund                         Fund
                          ---------------------------    -------------------------     -------------------------
                                          Period from                   Period from                 Period from
                                           October 22,                  November 27,                October 30,
                           Year ended       1998 to       Year ended     1998 to       Year ended     1998 to
                          December 31,    December 31,    December 31,  December 31,   December 31, December 31,
                              1999           1998            1999          1998           1999         1998
                          ------------    ------------   ------------   -----------    ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  227,713        5,736             144            40          53,428         4,787
 Net realized gain
  (loss)................        1,001          322         (45,705)          --            1,801             1
 Unrealized appreciation
  (depreciation) on
  investments...........     (204,979)      (4,823)         79,688           321        (108,299)       (2,958)
 Capital gain
  distribution..........          --           121             --            --              --          1,011
                           ----------      -------       ---------        ------       ---------       -------
Increase (decrease) in
 net assets from
 operations.............       23,735        1,356          34,127           361         (53,070)        2,841
                           ----------      -------       ---------        ------       ---------       -------
From capital
 transactions:
 Net premiums...........    2,763,150       19,355       2,330,816         9,900       1,867,404       168,401
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (10,950)         --              --            --              --            --
  Surrenders............     (107,247)         --          (29,589)          --          (26,394)          (16)
  Administrative expense
   (note 3).............       (1,739)         (17)           (405)           (3)         (1,097)          --
  Transfer gain (loss)
   and transfer fees....       (3,392)         (48)         39,941           123             741           140
 Transfer (to) from the
  Guarantee Account
  (note 1)..............    1,179,490       14,903         425,716           606       1,001,197        14,269
 Interfund transfers....    1,352,931       96,473         980,314           --          118,197       158,086
                           ----------      -------       ---------        ------       ---------       -------
Increase (decrease) in
 net assets from capital
 transactions...........    5,172,243      130,666       3,746,793        10,626       2,960,048       340,880
                           ----------      -------       ---------        ------       ---------       -------
Increase (decrease) in
 net assets.............    5,195,978      132,022       3,780,920        10,987       2,906,978       343,721
Net assets at beginning
 of year................      132,022          --           10,987           --          343,721           --
                           ----------      -------       ---------        ------       ---------       -------
Net assets at end of
 year...................   $5,328,000      132,022       3,791,907        10,987       3,250,699       343,721
                           ==========      =======       =========        ======       =========       =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 1999


(1) Description of Entity

  GE Life & Annuity Separate Account 4 (the Account), formerly Life of Virginia Separate Account 4, is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June 1999, a new investment subdivision was added to the Account for all types of units (see Note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investment Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc.

  In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value Fund (formerly known as the Mid Cap Equity Fund) and Growth and Income Fund each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are four unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type III units are sold under policy form P1152 and began sales in the first quarter of 1999. Type IV unit sales are sold under Policy Form P1151 and began sales in the second quarter of 1999.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (b) Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999 were:

                                                      Cost of        Proceeds
                                                       Shares          from
Fund/Portfolio                                        Acquired     Shares Sold
--------------                                     -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund............................... $  479,953,109    240,675,116
 Money Market Fund................................  2,709,722,205  2,475,380,915
 Total Return Fund................................     51,675,569     21,161,494
 International Equity Fund........................     58,643,467     54,760,704
 Real Estate Securities Fund......................     10,713,861     15,004,297
 Global Income Fund...............................      6,954,217      7,026,889
 Value Equity Fund................................     54,346,586     25,721,299
 Income Fund......................................     29,457,972     16,007,415
 U.S. Equity Fund.................................     43,581,601      7,797,307
 Premier Growth Equity Fund.......................     38,883,748     14,367,536
Oppenheimer Variable Account Funds:
 Bond Fund/VA.....................................     45,060,045     26,657,558
 Aggressive Growth Fund/VA........................    197,174,231    222,386,370
 Capital Appreciation Fund/VA.....................     71,654,277     52,761,076
 High Income Fund/VA..............................     92,366,718     84,579,951
 Multiple Strategies Fund/VA......................     23,029,714     24,055,134
Variable Insurance Products Fund:
 Equity-Income Portfolio..........................    179,598,082    191,780,961
 Growth Portfolio.................................    297,222,394    166,464,545
 Overseas Portfolio...............................    631,917,400    655,516,215
Variable Insurance Products Fund II:
 Asset Manager Portfolio..........................     89,283,720    126,101,734
 Contrafund Portfolio.............................    201,949,816    105,373,757
Variable Insurance Products Fund III:
 Growth & Income Portfolio........................    101,691,761     44,939,988
 Growth Opportunties Portfolio....................     74,653,003     29,331,119
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...........................      8,838,178      3,077,278
 Mid Cap Value Fund...............................     24,173,203     10,663,003
Janus Aspen Series:
 Aggressive Growth Portfolio......................    407,424,565    246,382,506
 Growth Portfolio.................................    297,235,227    120,740,868
 Worldwide Growth Portfolio.......................    352,769,148    245,642,656
 Balanced Portfolio...............................    308,476,408     91,408,986
 Flexible Income Portfolio........................     50,727,756     24,540,205

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                          Cost of     Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                          ------------ -----------
 International Growth Portfolio........................ $104,597,851  73,668,969
 Capital Appreciation Portfolio........................  342,016,654 110,984,538
Federated Insurance Series:
 Utility Fund II.......................................   32,061,371  16,065,087
 High Income Bond Fund II..............................  100,193,253  81,675,988
 American Leaders Fund II..............................   61,138,187  31,509,097
The Alger American Fund:
 Small Capitalization Portfolio........................  206,574,736 187,536,157
 Growth Portfolio......................................  278,969,806 138,086,817
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.......................   10,200,499   7,400,345
 PBHG Growth II Portfolio..............................   19,335,309  11,354,160
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund...................................    6,599,848   1,173,721
 Investors Fund........................................    5,284,092   1,562,172
 Total Return Fund.....................................    4,562,928   1,541,701

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for Types I, II, III and IV from capital transactions for the years or periods ended December 31, 1999 and 1998 are as follows:

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
Type I Units:            ---------  ----------  -------  ------------- -----------
Units outstanding at
 December 31, 1997......   918,847   3,512,260  631,828     181,530      353,450
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    43,692   3,088,601    8,156      37,608      139,356
 Transfers (to) from the
  general account
  of GE Life & Annuity:
   Death benefits.......    (4,853)    (89,832)  (2,466)       (463)      (1,816)
   Surrenders...........   (75,788) (2,689,646) (56,739)    (24,253)     (85,757)
   Cost of insurance and
    administrative
    expenses............    (2,222)    (13,914)  (1,299)       (767)      (3,200)
 Transfers (to) from the
  Guarantee Account.....    44,702     269,329    8,553      14,103      112,800
 Interfund transfers....   172,435   1,145,551   (3,122)    (46,225)    (198,141)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   177,966   1,710,089  (46,917)    (19,997)     (36,758)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349  584,911     161,533      316,692
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    26,703     759,952    3,914       4,903        4,743
 Transfers (to) from the
  general account
  of GE Life & Annuity:
    Death benefits......    (2,575)    (38,073)  (6,637)       (820)        (798)
    Surrenders..........   (92,539) (2,984,885) (69,560)    (18,356)     (28,756)
    Cost of insurance
     and administrative
     expenses...........    (1,912)     (9,559)  (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666   11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824   (9,232)     54,195      (78,972)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925  (71,190)     42,005      (98,473)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274  513,721     203,538      218,219
                         =========  ==========  =======     =======     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Global    Value               U.S.       Premier
                            Income   Equity    Income    Equity   Growth Equity
                             Fund     Fund      Fund      Fund        Fund
Type I Units:               -------  -------  ---------  -------  -------------
Units outstanding at
 December 31, 1997.........  12,950  177,211  1,295,638      --         --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............   3,542   73,340     14,672    2,951        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --      (261)    (5,419)     --         --
  Surrenders...............  (3,547) (33,659)   (93,554)     (67)       --
  Cost of insurance and
   administrative
   expenses................     (80)  (1,036)    (1,780)     (24)       --
 Transfers (to) from the
  Guarantee Account........   8,901   54,595     34,085      660        --
 Interfund transfers.......  24,866  115,186     89,003   22,607        --
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............  33,682  208,165     37,007   26,127        --
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1998.........  46,632  385,376  1,332,645   26,127        --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............     316   59,988      7,628   19,691      1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --    (5,314)   (28,458)     --         --
  Surrenders............... (11,174) (63,009)  (154,718) (12,593)    (2,995)
  Cost of insurance and
   administrative
   expenses................    (106)    (667)    (2,892)    (127)       (39)
 Transfers (to) from the
  Guarantee Account........    (322)  11,639     33,529    2,525      3,139
 Interfund transfers.......  15,435   31,733    (63,546)  47,268     45,113
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............   4,149   34,370   (208,457)  56,764     46,603
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1999.........  50,781  419,746  1,124,188   82,891     46,603
                            =======  =======  =========  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                   Aggressive    Capital      High      Multiple
                           Bond      Growth    Appreciation  Income    Strategies
                         Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type I Units:            --------  ----------  ------------ ---------  ----------
Units outstanding at
 December 31, 1997......  929,630  2,591,419    1,291,813   1,869,843  1,553,549
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   74,703     19,338       34,584      31,959     40,822
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  (15,395)    (5,238)      (2,748)    (10,837)    (8,380)
   Surrenders........... (407,204)  (170,429)    (110,751)   (182,095)  (161,263)
   Cost of insurance and
    administrative
    expenses............   (5,618)    (5,190)      (2,659)     (4,385)    (3,584)
 Transfers (to) from the
  Guarantee Account.....   81,767     15,924       19,698      51,660     19,533
 Interfund transfers....  257,976   (101,296)     (56,877)    (97,711)   (96,211)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  (13,771)  (246,891)    (118,753)   (211,409)  (209,083)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  915,859  2,344,528    1,173,060   1,658,434  1,344,466
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723      8,891        9,743       6,374      5,456
 Loan interest..........      --         --           --          --         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (1,308)    (5,005)      (5,270)    (15,916)   (12,309)
   Surrenders........... (131,944)  (252,917)    (131,083)   (219,777)  (185,583)
   Cost of insurance and
    administrative
    expenses............   (2,123)    (4,988)      (2,494)     (3,586)    (2,994)
  Transfers (to) from
   the Guarantee
   Account..............   31,638     (1,082)       4,151       8,252      4,406
  Interfund transfers...  (60,601)  (284,897)     (90,649)   (188,252)  (102,355)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)  (539,998)    (215,602)   (412,905)  (293,379)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244  1,804,530      957,458   1,245,529  1,051,087
                         ========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance       Variable Insurance
                                      Fund                   Products Fund II         Products Fund III
                         --------------------------------  ----------------------  ------------------------
                          Equity -                           Asset                 Growth &      Growth
                           Income     Growth    Overseas    Manager    Contrafund   Income    Opportunities
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
Type I Units             ----------  ---------  ---------  ----------  ----------  ---------  -------------
Units outstanding at
 December 31, 1997......  6,589,338  4,467,825  3,398,260  17,101,510  3,296,201    294,329      341,417
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     92,608     28,017     20,092      71,298     74,775     36,361       51,350
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (21,942)   (20,703)    (8,411)    (86,711)    (3,720)       --           --
   Surrenders...........   (584,254)  (406,572)  (201,390) (1,581,072)  (275,339)   (33,956)     (51,341)
   Cost of insurance and
    administrative
    expenses............    (14,640)    (9,624)    (6,558)    (41,759)    (6,747)    (1,229)      (1,181)
 Transfers (to) from the
  Guarantee Account.....     51,832      6,585     16,016      16,975     48,507     44,357       39,391
 Interfund transfers....   (359,182)   (96,107)  (404,695)   (645,083)   (51,589)   411,418      215,578
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (835,578)  (498,404)  (584,946) (2,266,352)  (214,113)   456,951      253,797
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088    751,280      595,214
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968     18,249       62,572
 Loan interest..........        --         --         --          --         --         --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)    (4,731)        (538)

   Surrenders...........   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)   (73,634)    (116,547)
   Cost of insurance and
    administrative
    expenses............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)    (1,662)      (1,314)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652     36,628       14,682
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)  (107,315)     (28,688)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)  (132,465)     (69,833)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253    618,815      525,381
                         ==========  =========  =========  ==========  =========   ========     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                      PBHG Insurance
                          Federated Insurance Series       Alger American Fund      Series Fund, Inc.
                         ------------------------------  ------------------------  --------------------
                         American     High                   Small                 PBHG Large   PBHG
                         Leaders   Income Bond Utility   Capitalization  Growth    Cap Growth Growth II
                         Fund II     Fund II   Fund II     Portfolio    Portfolio  Portfolio  Portfolio
Type I Units:            --------  ----------- --------  -------------- ---------  ---------- ---------
Units outstanding at
 December 31, 1997...... 361,619     456,124    485,332    1,325,070    1,022,514    55,997     76,611
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums...........  49,226     (16,663)    (2,080)     429,477       25,796    12,832     43,391
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     --        1,444        816         (384)      (6,748)      --         --
   Surrenders........... (38,733)     22,376      6,445      (28,813)    (101,948)  (13,525)    (2,223)
   Cost of insurance and
    administrative
    expenses............  (1,089)        466        179       (1,249)      (2,260)     (192)      (222)
 Transfers (to) from the
  Guarantee Account.....  23,362     (25,648)    (2,909)      27,106       20,996     8,053      7,385
 Interfund transfers....  86,081      33,576     (9,318)     (17,778)     203,074    34,878     (2,510)
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions........... 118,847      15,551     (6,867)     408,359      138,910    42,046     45,821
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1998...... 480,466     471,675    478,465    1,733,429    1,161,424    98,043    122,432
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums........... (22,424)     23,352      8,540        8,057       65,273     4,242      4,265
 Loan interest..........     --          --         --           --           --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     642         --        (616)        (333)      (7,424)      --         --
   Surrenders...........  61,366     (66,408)   (58,803)    (168,826)    (220,228)  (11,876)   (13,149)
   Cost of insurance and
    administrative
    expenses............   1,380        (837)    (1,105)      (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account..... (21,326)      5,873      1,829        6,564       21,695     1,395      2,631
 Interfund transfers.... (25,993)     16,788    (64,401)    (485,936)     220,662    40,768    110,913
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions...........  (6,355)    (21,232)  (114,556)    (643,426)      76,102    34,300    104,270
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1999...... 474,111     450,443    363,909    1,090,003    1,237,526   132,343    226,702
                         =======     =======   ========    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type I Units:            ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1997...... 1,817,576   4,505,765  4,938,272  2,481,552   280,878    1,004,669       49,257
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,545      85,570    235,218    127,113    37,137       55,993      124,428
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,425)    (16,960)   (17,077)   (16,246)   (1,939)      (2,564)         --
   Surrenders...........  (137,584)   (306,115)  (371,035)  (424,576)  (20,362)     (67,352)      (9,789)
   Cost of insurance and
    administrative
    expenses............    (3,687)    (10,854)   (11,204)    (6,797)     (928)      (2,002)        (416)
 Transfers (to) from the
  Guarantee Account.....    13,161      60,329     69,943    102,984    62,318       28,874       11,707
 Interfund transfers....  (145,916)    (10,306)    50,630    652,003   195,121       35,806      331,630
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........  (265,906)   (198,336)   (43,525)   434,481   271,347       48,755      457,560
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1998...... 1,551,670   4,307,429  4,894,747  2,916,033   552,225    1,053,424      506,817
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,117      66,898     87,098     41,784    38,041       20,440      112,397
 Loan interest..........       --          --         --         --        --           --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (5,060)    (24,078)   (19,731)   (10,763)      --        (5,129)        (829)
   Surrenders...........  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)    (170,441)    (110,831)
   Cost of insurance and
    administrative
    expenses............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)      (2,552)      (2,368)
 Transfers (to) from the
  Guarantee Account.....     6,581      22,989      9,986     47,747    67,950       14,917       18,113
 Interfund transfers....   377,943     217,716   (110,764)   206,259   (53,874)      39,313      600,874
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   238,158    (167,917)  (580,370)  (119,857)  (37,584)    (103,452)     617,356
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,789,828   4,139,512  4,314,377  2,796,176   514,641      949,972    1,124,173
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                   Goldman Sachs
                                      Variable
                                     Insurance       Salomon Brothers Variable
                                       Trust             Series Fund Inc.
                                   ---------------  ---------------------------
                                   Growth
                                    and    Mid Cap  Strategic            Total
                                   Income   Value     Bond    Investors Return
                                    Fund    Fund      Fund      Fund     Fund
Type I Units:                      ------  -------  --------- --------- -------
Units outstanding at December 31,
 1997............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................     --       --       --        --        --
  Cost of insurance and
   administrative expenses.......     --       --       --        --        --
 Transfers (to) from the
  Guarantee Account..............     --       --       --        --        --
 Interfund transfers.............     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1998............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................  54,553   87,322    3,309     1,543     2,537
 Loan interest...................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................  (1,073) (11,503)    (908)     (171)      369
  Cost of insurance and
   administrative expenses.......    (141)    (314)    (133)      (23)      161
 Transfers (to) from the
  Guarantee Account..............   8,811    1,315   11,419        66   (34,628)
 Interfund transfers.............  18,549  118,528   32,748    14,514    37,746
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......  80,699  195,348   46,435    15,929     6,185
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1999............................  80,699  195,348   46,435    15,929     6,185
                                   ======  =======   ======    ======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total                    Estate
                           Index      Market     Return    International Securities
                           Fund        Fund       Fund      Equity Fund     Fund
Type II Units:           ---------  ----------  ---------  ------------- ----------
Units outstanding at
 December 31, 1997...... 3,025,140   4,980,487    928,145     614,410    1,478,247
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,191,108   4,686,359    224,832      71,002      242,837
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (18,705)   (269,042)    (8,405)     (4,372)      (9,506)
   Surrenders...........  (199,459) (1,083,395)   (46,133)    (38,542)     (44,578)
   Cost of insurance and
    administrative
    expenses............    (2,313)     (4,489)      (698)       (803)      (1,006)
 Transfers (to) from the
  Guarantee Account.....   878,507   1,448,793    291,977     130,273      346,955
 Interfund transfers....   313,281    (525,766)    35,416    (130,050)    (259,466)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,162,419   4,252,460    496,989      27,508      275,236
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
   Surrenders...........  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
   Cost of insurance and
    administrative
    expenses............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         =========  ==========  =========    ========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                               GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Value                 U.S.        Premier
                         Income    Equity     Income     Equity    Growth Equity
                          Fund      Fund       Fund       Fund         Fund
Type II Units:           -------  ---------  ---------  ---------  -------------
Units outstanding at
 December 31, 1997......  79,290    730,616    903,249        --          --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  52,447    651,133    162,212     86,729         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (1,696)    (5,856)       --          --
   Surrenders...........  (2,877)  (104,573)   (49,209)      (787)        --
   Cost of insurance and
    administrative
    expenses............     (81)      (689)      (703)       (16)        --
 Transfers (to) from the
  Guarantee Account.....  83,494    607,675    345,204     51,261         --
 Interfund transfers....  73,722    257,534    529,843     43,108         --
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions........... 206,705  1,409,384    981,491    180,295         --
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1998...... 285,995  2,140,000  1,884,740    180,295         --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  21,353    458,276    312,773    715,249     386,311
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (2,410)   (15,900)    (3,000)       (383)
   Surrenders...........  (6,818)  (146,114)  (111,572)   (22,241)     (5,342)
   Cost of insurance and
    administrative
    expenses............     (88)    (1,590)    (1,338)      (359)        (82)
 Transfers (to) from the
  Guarantee Account.....  82,304    546,156    729,550    557,143     145,917
 Interfund transfers.... (91,015)    17,474    (68,521)   186,174     276,540
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions...........   5,736    871,792    844,992  1,432,966     802,961
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1999...... 291,731  3,011,792  2,729,732  1,613,261     802,961
                         =======  =========  =========  =========     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                       Oppenheimer Variable Account Funds
                          ---------------------------------------------------------
                                     Aggressive    Capital      High      Multiple
                            Bond       Growth    Appreciation  Income    Strategies
                           Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type II Units:            ---------  ----------  ------------ ---------  ----------
Units outstanding at De-
 cember 31, 1997........    994,017  3,176,448    2,462,359   2,934,974  1,200,126
                          ---------  ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums...........    270,558    267,347      407,290     416,094    182,920
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (14,333)   (18,426)     (19,533)    (24,017)   (11,769)
   Surrenders...........    (74,631)  (147,815)    (120,149)   (177,425)   (74,629)
   Cost of insurance and
    administrative
    expenses............       (785)    (2,506)      (1,908)     (2,036)      (993)
 Transfers (to) from the
  Guarantee Account.....    382,347    343,625      410,907     621,713    292,547
 Interfund transfers....    419,337   (505,666)    (126,117)    (49,276)   (29,622)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    982,493    (63,441)     550,490     785,053    358,454
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  1,976,510  3,113,007    3,012,849   3,720,027  1,558,580
                          ---------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    261,544    114,559      235,472     187,738     66,844
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (20,072)   (17,306)     (18,769)    (20,088)    (7,328)
   Surrenders...........   (114,443)  (173,315)    (149,959)   (247,870)   (82,238)
   Cost of insurance and
    administrative
    expenses............     (1,229)    (1,900)      (1,972)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....    611,535    110,666      286,238     480,849    153,230
 Interfund transfers....   (182,535)  (211,744)    (130,872)   (325,227)  (183,302)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    554,800   (179,040)     220,138      72,887    (53,766)
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  2,531,310  2,933,967    3,232,987   3,792,914  1,504,814
                          =========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance Products       Variable Insurance      Variable Insurance
                                       Fund                   Products Fund II        Products Fund III
                          --------------------------------  ---------------------  ------------------------
                           Equity -                           Asset                Growth &      Growth
                            Income     Growth    Overseas    Manager   Contrafund   Income    Opportunities
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type II Units:            ----------  ---------  ---------  ---------  ----------  ---------  -------------
Units outstanding at De-
 cember 31, 1997........  10,074,173  3,614,598  1,762,588  2,678,933   8,595,677    976,086    1,049,540
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital transactions:
 Net premiums...........   1,114,775    299,241     60,690    252,836   1,051,752    918,372      716,944
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (77,675)   (28,379)   (10,651)   (17,250)    (51,811)   (49,171)      (7,825)
   Surrenders...........    (485,863)  (150,297)   (67,437)  (134,438)   (317,883)   (60,159)     (69,582)
   Cost of insurance and
    administrative
    expenses............      (7,075)    (2,366)    (1,208)    (1,548)     (6,665)    (1,024)      (1,197)
 Transfers (to) from the
  Guarantee Account.....   1,227,043    185,849     81,221    283,280   1,100,294    688,392      768,665
 Interfund transfers....    (509,932)  (100,385)  (208,247)   114,498    (285,564)   371,319      502,246
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,261,273    203,663   (145,632)   497,378   1,490,123  1,867,729    1,909,251
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1998......  11,335,446  3,818,261  1,616,956  3,176,311  10,085,800  2,843,815    2,958,791
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital
 transactions:
 Net premiums...........     508,048    671,122     32,780    212,839   1,125,622  1,010,227      984,520
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (52,314)   (14,943)    (6,271)   (20,795)    (42,873)   (21,323)     (17,744)
   Surrenders...........    (641,881)  (252,347)   (52,978)  (208,601)   (526,069)  (166,818)    (170,732)
   Cost of insurance and
    administrative
    expenses............      (7,133)    (2,405)      (621)    (2,033)     (6,316)    (2,437)      (2,365)
 Transfers (to) from the
  Guarantee Account.....     782,737    434,475     31,394    356,995   1,034,910  1,417,083      988,048
 Interfund transfers....    (961,326)   106,554    (95,733)  (153,115)    (48,944)   (28,808)      25,506
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........    (371,869)   942,456    (91,429)   185,290   1,536,330  2,207,924    1,807,233
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1999......  10,963,577  4,760,717  1,525,527  3,361,601  11,622,130  5,051,739    4,766,024
                          ==========  =========  =========  =========  ==========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                     PBHG Insurance Series
                           Federated Insurance Series        Alger American Fund           Fund, Inc.
                         --------------------------------  ------------------------  ------------------------
                         American      High                    Small                 PBHG Large      PBHG
                          Leaders   Income Bond  Utility   Capitalization  Growth    Cap Growth   Growth II
                          Fund II     Fund II    Fund II     Portfolio    Portfolio   Portfolio   Portfolio
Type II Units:           ---------  ----------- ---------  -------------- ---------  -----------  -----------
Units outstanding at
 December 31, 1997...... 2,056,691   1,886,887  1,325,701    5,645,458    4,380,186     346,833       576,010
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
Net premiums............ 1,050,794     473,760    292,385      543,439      690,044     168,982       126,932
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (44,621)    (24,952)   (12,603)     (35,528)     (33,911)     (3,311)      (11,165)
   Surrenders...........  (111,859)   (152,690)   (73,103)    (238,113)    (227,269)    (33,291)      (36,248)
   Cost of insurance and
    administrative
    expenses............    (2,136)     (1,284)    (1,163)      (4,762)      (3,266)       (404)         (590)
 Transfers (to) from the
  Guarantee Account.....   942,089     803,434    316,103      719,382      587,070     148,909       227,092
 Interfund transfers....    64,125      (7,464)   103,595     (547,462)     212,429      68,319       (42,435)
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions........... 1,898,392   1,090,804    625,214      436,956    1,225,097     349,204       263,586
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1998...... 3,955,083   2,977,691  1,950,915    6,082,414    5,605,283     696,037       839,596
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
 Net premiums...........   435,360     341,570    266,112      402,251    1,791,980      90,269       153,521
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (12,111)    (15,026)   (29,633)     (26,201)     (52,245)     (5,995)       (1,861)
   Surrenders...........  (247,366)   (162,671)  (112,310)    (332,834)    (428,283)    (93,949)      (65,505)
   Cost of insurance and
    administrative
    expenses............    (3,320)     (1,784)    (1,448)      (3,705)      (3,739)       (434)         (487)
 Transfers (to) from the
  Guarantee Account.....   814,778     708,367    535,523      475,632    1,181,832     110,416        96,030
 Interfund transfers....  (387,724)   (472,042)  (125,174)    (286,721)     488,665      14,787       221,114
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions...........   599,617     398,414    533,070      228,422    2,978,210     115,094       402,812
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1999...... 4,554,700   3,376,105  2,483,985    6,310,836    8,583,493     811,131     1,242,408
                         =========   =========  =========    =========    =========   =========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                        Janus Aspen Series
                         --------------------------------------------------------------------------------------
                         Aggressive               Worldwide               Flexible   International   Capital
                           Growth       Growth      Growth     Balanced    Income       Growth     Appreciation
                          Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
Type II Units:           -----------  ----------  ----------  ----------  ---------  ------------- ------------
Units outstanding at
 December 31, 1997......   3,442,667   7,270,898  10,111,685   2,804,435    869,089    3,001,600      163,550
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........   8,584,230     859,963   1,450,914   1,375,800    279,606      441,888      430,714
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......  (1,210,219)    (49,261)    (36,063)    (37,836)    (1,075)     (22,070)      (3,280)
   Surrenders...........  (5,336,460)   (293,814)   (402,150)   (191,342)   (44,562)     (83,852)     (38,646)
   Cost of insurance and
    administrative
    expenses............     (83,426)     (5,694)     (7,564)     (2,568)      (846)      (2,512)        (341)
 Transfers (to) from the
  Guarantee Account.....   8,351,873     854,937   1,487,450   1,386,720    485,989      655,579      289,248
 Interfund transfers.... (10,259,970)    190,192     (49,539)    724,982    322,950     (134,423)     653,113
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........      46,028   1,556,323   2,443,048   3,255,756  1,042,062      854,610    1,330,808
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1998......   3,488,695   8,827,221  12,554,733   6,060,191  1,911,151    3,856,210    1,494,358
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........     638,515   1,601,777   1,366,984   2,443,910    407,985      403,321    2,091,905
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      (7,927)    (51,477)    (70,333)    (56,072)   (15,328)     (13,648)     (26,724)
   Surrenders...........    (177,407)   (468,271)   (691,964)   (481,019)  (152,834)    (118,139)    (153,401)
   Cost of insurance and
    administrative
    expenses............      (1,613)     (5,722)     (8,181)     (5,586)    (1,366)      (2,208)      (1,683)
 Transfers (to) from the
  Guarantee Account.....     304,246   1,198,630   1,538,151   3,543,222  1,004,702      411,856    1,373,095
 Interfund transfers....     823,090     599,116    (110,536)    947,079     18,560      190,955    1,630,334
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,578,904   2,874,053   2,024,121   6,391,534  1,261,719      872,137    4,913,526
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1999......   5,067,599  11,701,274  14,578,854  12,451,725  3,172,870    4,728,347    6,407,884
                         ===========  ==========  ==========  ==========  =========    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                                   Variable         Salomon Brothers Variable
                                Insurance Trust         Series Fund Inc.
                               ------------------  ---------------------------
                               Growth
                                 and     Mid Cap   Strategic            Total
                               Income     Value      Bond    Investors Return
                                Fund      Fund       Fund      Fund     Fund
Type II Units:                 -------  ---------  --------- --------- -------
Units outstanding at December
 31, 1997.....................     --         --        --        --       --
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 205,860    187,855       --        811   15,933
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --         --        --        --       --
  Surrenders..................  (4,646)    (4,160)      --        --        (2)
  Cost of insurance and
   administrative expenses....     (13)        (9)    1,466       --       --
 Transfers (to) from the
  Guarantee Account........... 104,669    147,037     8,628        52    1,350
 Interfund transfers.......... 123,066     14,810       --        --     8,634
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1998..................... 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 136,381    275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --      (1,270)   (1,085)      --       --
  Surrenders.................. (29,344)   (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses....    (460)      (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account........... 265,191    332,699   101,045    24,576   86,095
 Interfund transfers.......... (20,938)   234,275    51,365    49,316    2,424
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 350,830    810,855   235,685   111,071  149,629
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1999..................... 779,766  1,156,388   245,779   111,934  175,544
                               =======  =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                           GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500                   Total                  Real Estate
                           Index    Money Market   Return    International Securities
                           Fund         Fund        Fund      Equity Fund     Fund
Type III Units:          ---------  ------------  ---------  ------------- -----------
Units outstanding at
 December 31, 1998......       --           --          --          --           --
                         ---------  -----------   ---------     -------      -------
From capital
 transactions:
 Net premiums........... 6,802,805   26,606,289   1,215,947     145,060       95,069
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (12,776)    (144,732)        --          --           --
   Surrenders...........   (58,579)    (148,000)    (18,907)       (644)      (3,611)
 Transfers (to) from the
  Guarantee Account.....   150,344       82,774      21,136       4,164        6,696
 Interfund transfers....   940,109  (13,692,527)     87,529      30,883        9,648
                         ---------  -----------   ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions........... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         ---------  -----------   ---------     -------      -------
Units outstanding at
 December 31, 1999...... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         =========  ===========   =========     =======      =======

                                      GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Value               U.S.        Premier
                                    Equity    Income    Equity    Growth Equity
                                     Fund      Fund      Fund         Fund
Type III Units:                    ---------  -------  ---------  -------------
Units outstanding at December 31,
 1998.............................       --       --         --           --
                                   ---------  -------  ---------    ---------
From capital transactions:
 Net premiums..................... 1,036,116  314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................    (6,042)  (2,147)      (973)         --
  Surrenders......................   (17,768)  (6,141)   (11,217)      (6,629)
 Transfers (to) from the Guarantee
  Account.........................    22,379    6,119     13,194       26,808
 Interfund transfers..............   133,571  121,853    220,867      424,162
                                   ---------  -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions........ 1,168,256  433,696  1,442,844    1,380,434
                                   ---------  -------  ---------    ---------
Units outstanding at December 31,
 1999............................. 1,168,256  433,696  1,442,844    1,380,434
                                   =========  =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                     Aggressive   Capital     High     Multiple
                             Bond      Growth   Appreciation Income   Strategies
                            Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type III Units:             -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998........      --        --           --        --        --
                            -------   -------    ---------   -------   -------
From capital transactions:
 Net premiums.............  598,416   593,660      986,033   879,869   293,357
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.........  (24,269)   (3,451)      (1,032)   (1,416)      --
   Surrenders.............  (13,660)  (10,533)     (15,060)   (8,322)   (2,950)
 Transfers (to) from the
  Guarantee Account.......   30,987    12,469       29,811    23,655     5,153
 Interfund transfers......   99,491   302,111      214,622    29,413    10,265
                            -------   -------    ---------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  690,965   894,256    1,214,374   923,199   305,825
                            -------   -------    ---------   -------   -------
Units outstanding at
 December 31, 1999........  690,965   894,256    1,214,374   923,199   305,825
                            =======   =======    =========   =======   =======

                          Variable Insurance Products     Variable Insurance     Variable Insurance
                                     Fund                  Products Fund II       Products Fund III
                         ------------------------------- --------------------  ------------------------
                         Equity -                          Asset               Growth &      Growth
                          Income     Growth    Overseas   Manager  Contrafund   Income    Opportunities
                         Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type III Units:          ---------  ---------  --------- --------- ----------  ---------  -------------
Units outstanding at
 December 31, 1998......       --         --        --        --         --          --           --
                         ---------  ---------   -------   -------  ---------   ---------    ---------
From capital
 transactions:
 Net premiums........... 2,911,113  5,455,784   342,131   655,968  4,350,101   1,863,827    1,517,495
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)   (10,565)      --        --      (7,525)     (1,287)      (1,320)
  Surrenders............   (35,105)   (64,018)   (7,322)  (11,671)   (25,586)    (35,107)     (10,269)
 Transfers (to) from the
  Guarantee Account.....    76,560     94,771     1,189    13,510    129,791      66,596       72,775
 Interfund transfers....   252,253  1,085,738    52,069   119,705    765,205     184,950      130,481
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Units outstanding at
 December 31, 1999...... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         =========  =========   =======   =======  =========   =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Federated Insurance Series       Alger American Fund
                         ------------------------------  ------------------------
                         American      High                  Small
                          Leaders   Income Bond Utility  Capitalization  Growth
                          Fund II     Fund II   Fund II    Portfolio    Portfolio
Type III Units:          ---------  ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998......       --         --        --           --           --
                         ---------    -------   -------    ---------    ---------
From capital
 transactions:
 Net premiums........... 1,215,352    684,526   421,560      998,630    4,680,722
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......       --      (2,079)     (120)      (1,650)     (35,922)
   Surrenders...........    (9,777)   (12,146)   (8,023)      (4,078)     (43,905)
 Transfers (to) from the
  Guarantee Account.....    38,379     45,896    15,150       18,113       66,471
 Interfund transfers....  (129,411)    82,989    63,004      149,741      709,788
                         ---------    -------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         ---------    -------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         =========    =======   =======    =========    =========

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type III Units:          ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1998......       --          --         --         --        --           --           --
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital transactions:
 Net premiums........... 3,433,215   6,733,050  4,679,934  6,431,170   572,513      863,953    6,946,766
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,849)     (7,911)    (2,840)    (2,310)      --        (3,678)     (45,793)
   Surrenders...........   (31,999)    (80,226)   (40,954)   (74,010)  (18,968)     (11,168)     (66,978)
 Transfers (to) from the
  Guarantee Account.....    44,684     140,668    134,338    185,544     2,662       21,060       97,938
 Interfund transfers.... 1,344,419   1,493,334  1,019,353    664,637    49,863      380,948    1,141,405
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                               Variable Insurance   Salomon Brothers Variable
                                     Trust              Series Fund Inc.
                               ------------------  ---------------------------
                               Growth and Mid Cap  Strategic   Total
                                 Income    Value     Bond    Investors Return
                                  Fund     Fund      Fund      Fund     Fund
Type III Units:                ---------- -------  --------- --------- -------
Units outstanding at December
 31, 1998.....................      --        --        --        --       --
                                -------   -------   -------   -------  -------
From capital transactions:
 Net premiums.................  179,877   448,554   166,205   164,131  100,325
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      --     (3,176)      --        --       --
  Surrenders..................   (3,320)   (4,186)   (6,562)   (1,317)    (577)
 Transfers (to) from the
  Guarantee Account...........    9,236    20,162     4,931     9,264    2,093
 Interfund transfers..........   18,805    21,492    59,307    15,033   16,015
                                -------   -------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions.................  204,598   482,846   223,881   187,111  117,856
                                -------   -------   -------   -------  -------
Units outstanding at December
 31, 1999.....................  204,598   482,846   223,881   187,111  117,856
                                =======   =======   =======   =======  =======

                                     GE Investments Funds, Inc.
                         ------------------------------------------------------
                         S&P 500    Money     Total   International Real Estate
                          Index     Market    Return     Equity     Securities
                          Fund       Fund      Fund       Fund         Fund
Type IV Units:           -------  ----------  ------  ------------- -----------
Units outstanding at
 December 31, 1998......     --          --      --         --           --
                         -------  ----------  ------     ------       ------
From capital
 transactions:
 Net premiums........... 436,947   2,333,947  58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --          --      --         --           --
  Surrenders............  (1,506)    (30,516)   (465)       --           --
 Transfers (to) from the
  Guarantee Account.....   5,872         --    1,056        --           --
 Interfund transfers.... 102,301  (1,089,158) 18,954      4,120        6,968
                         -------  ----------  ------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 543,614   1,214,273  78,079     15,200       10,487
                         -------  ----------  ------     ------       ------
Units outstanding at
 December 31, 1999...... 543,614   1,214,273  78,079     15,200       10,487
                         =======  ==========  ======     ======       ======

                                            GE Investments Funds, Inc.
                                                    (continued)
                                        ---------------------------------------
                                         Value            U.S.       Premier
                                        Equity   Income  Equity   Growth Equity
                                         Fund     Fund    Fund        Fund
Type IV Units:                          -------  ------  -------  -------------
Units outstanding at December 31,
 1998..................................     --      --       --         --
                                        -------  ------  -------     ------
 From capital transactions:
 Net premiums.......................... 130,022  53,541   76,072     61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.......................     --      --       --         --
  Surrenders...........................    (527)   (216)    (213)      (194)
 Transfers (to) from the Guarantee Ac-
  count................................   2,195     --       385        105
 Interfund transfers...................  15,650  13,753   24,662     35,583
                                        -------  ------  -------     ------
Net increase (decrease) in units from
 capital transactions.................. 147,340  67,078  100,906     96,835
                                        -------  ------  -------     ------
Units outstanding at December 31,
 1999.................................. 147,340  67,078  100,906     96,835
                                        =======  ======  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                      Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                      Aggressive   Capital     High     Multiple
                              Bond      Growth   Appreciation Income   Strategies
                             Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type IV Units:               -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998..........    --         --          --        --         --
                             ------     ------      ------    ------     ------
From capital transactions:
 Net premiums............... 47,460     17,619      78,714    28,067      9,815
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............    --         --          --        --         --
  Surrenders................   (245)       (66)       (899)      (48)       --
 Transfers (to) from the
  Guarantee Account.........    --         168         --        --         152
 Interfund transfers........ (5,466)     7,029       3,613     7,839        399
                             ------     ------      ------    ------     ------
Net increase (decrease) in
 units from capital
 transactions............... 41,749     24,750      81,428    35,858     10,366
                             ------     ------      ------    ------     ------
Units outstanding at
 December 31, 1999.......... 41,749     24,750      81,428    35,858     10,366
                             ======     ======      ======    ======     ======

                                                                    Variable Insurance    Variable Insurance
                         Variable Insurance Products Fund            Products Fund II      Products Fund III
                         --------------------------------------    -------------------- -----------------------
                          Equity-                                    Asset              Growth &     Growth
                           Income        Growth       Overseas      Manager  Contrafund  Income   Opportunities
                         Portfolio     Portfolio     Portfolio     Portfolio Portfolio  Portfolio   Portfolio
Type IV Units:           -----------   -----------   ----------    --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......          --            --           --        --         --         --         --
                          -----------   -----------   ----------    ------    -------    -------     ------
From capital
 transactions:
 Net premiums...........      216,084       270,338       25,780    34,594    269,745    134,288     65,370
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......          --            --           --        --         --         --         --
   Surrenders...........         (756)       (1,836)          (2)     (134)    (1,607)      (368)      (519)
 Transfers (to) from the
  Guarantee Account.....        3,774         2,002          --        358      2,732      4,476        165
 Interfund transfers....       23,594        63,231        2,412    10,072     65,745     12,269     27,604
                          -----------   -----------   ----------    ------    -------    -------     ------
Net increase (decrease)
 in units from capital
 transactions...........      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          -----------   -----------   ----------    ------    -------    -------     ------
Units outstanding at
 December 31, 1999......      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          ===========   ===========   ==========    ======    =======    =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Federated Insurance Series     Alger American Fund
                          ----------------------------  ------------------------
                          American    High                  Small
                          Leaders  Income Bond Utility  Capitalization  Growth
                          Fund II    Fund II   Fund II    Portfolio    Portfolio
Type IV Units:            -------- ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998.......     --        --        --           --           --
                           ------    ------    ------       ------      -------
From capital
 transactions:
 Net premiums............  76,520    55,116    33,820       97,052      188,807
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits........     --        --        --           --           --
   Surrenders............     (68)     (345)     (210)        (852)        (828)
 Transfers (to) from the
  Guarantee Account......     --        846       --            45        3,434
 Interfund transfers.....   8,735       256     2,649        1,414       40,348
                           ------    ------    ------       ------      -------
Net increase (decrease)
 in units from capital
 transactions............  85,187    55,873    36,259       97,659      231,761
                           ------    ------    ------       ------      -------
Units outstanding at
 December 31, 1999.......  85,187    55,873    36,259       97,659      231,761
                           ======    ======    ======       ======      =======

                                                      Janus Aspen Series
                         -----------------------------------------------------------------------------
                         Aggressive           Worldwide           Flexible  International   Capital
                           Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type IV Units:           ---------- --------- --------- --------- --------- ------------- ------------
Units outstanding at
 December 31, 1998......      --         --        --        --       --           --           --
                          -------    -------   -------   -------   ------      -------      -------
From capital
 transactions:
 Net premiums...........  290,801    414,640   334,265   302,041   86,807       79,968      343,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      --         --        --        --       --           --           --
   Surrenders...........     (971)    (1,895)   (1,705)   (1,671)    (692)        (353)      (1,763)
 Transfers (to) from the
  Guarantee Account.....      767      1,935     4,641     6,715    1,497           41        3,287
 Interfund transfers....  222,512     85,744    69,747    40,846    1,601       22,725       83,434
                          -------    -------   -------   -------   ------      -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          -------    -------   -------   -------   ------      -------      -------
Units outstanding at
 December 31, 1999......  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          =======    =======   =======   =======   ======      =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Goldman Sachs
                                  Variable Insurance       Salomon Brothers
                                        Trust         Variable Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap  Strategic   Total
                                    Income    Value     Bond    Investors Return
                                     Fund     Fund      Fund      Fund     Fund
Type IV Units:                    ---------- -------  --------- --------- ------
Units outstanding at December
 31, 1998.......................       --       --        --        --       --
                                    ------   ------    ------    ------   ------
From capital transactions:
 Net premiums...................    10,321   42,856    20,339     6,921   17,669
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --       --        --        --       --
  Surrenders....................       --       (88)      --        (44)     --
 Transfers (to) from the
  Guarantee Account.............       --       --        --        --       --
 Interfund transfers............     4,788       41    (5,043)   (4,012)  (1,377)
                                    ------   ------    ------    ------   ------
Net increase (decrease) in units
 from capital transactions......    15,109   42,809    15,296     2,865   16,292
                                    ------   ------    ------    ------   ------
Units outstanding at December
 31, 1999.......................    15,109   42,809    15,296     2,865   16,292
                                    ======   ======    ======    ======   ======

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus 0.15% per year for Type II policies, and $25 plus 0.25% per year for both Type III and Type IV policies. For Type II, III and IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000, and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.3%, and Type IV--1.35%. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (3) Related Party Transactions -- Continued

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments
Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund,
 .65% for the Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company, formerly The Life Insurance Company of Virginia, (an indirect wholly-owned subsidiary of General Electric Capital Corporation) and subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion of these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

                               /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value....... $ 8,033.7  $ 7,022.8
 Equity securities available-for-sale, at fair value:
  Common stocks...........................................       9.2        6.1
  Preferred stocks, non-redeemable........................      23.9       48.3
 Investment in subsidiary.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $23.3 and
  $20.9 at December 31, 1999 and 1998, respectively.......     810.5      745.8
 Policy loans.............................................      58.5      204.4
 Real estate owned........................................       2.5        2.5
 Other invested assets....................................     141.5      130.8
                                                           ---------  ---------
  Total investments.......................................   9,082.4    8,163.3
                                                           ---------  ---------
Cash......................................................      21.2       11.1
Accrued investment income.................................     190.2      141.5
Deferred acquisition costs................................     482.5      282.8
Intangible assets.........................................     472.8      458.3
Reinsurance recoverable...................................      72.4       68.9
Deferred income tax asset.................................     120.3       42.1
Other assets..............................................     269.7       64.2
Separate account assets...................................   9,245.8    5,528.7
                                                           ---------  ---------
  Total Assets............................................ $19,957.3  $14,760.9
                                                           =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits..................... $ 9,063.0  $ 7,538.1
 Liability for policy and contract claims.................     110.7      154.2
 Other policyholder liabilities...........................     138.8      118.9
 Accounts payable and accrued expenses....................     193.3      127.2
 Separate account liabilities.............................   9,245.8    5,528.7
                                                           ---------  ---------
  Total liabilities.......................................  18,751.6   13,467.1
                                                           ---------  ---------
Shareholders' interest:
 Net unrealized investment gains (losses).................    (134.2)      57.8
                                                           ---------  ---------
 Accumulated non-owner changes in equity..................    (134.2)      57.8
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding)......     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized, 25,651
  shares issued and outstanding in 1999; 7,010 issued and
  outstanding, 18,641 declared but not issued in 1998)....      25.6       25.6
 Additional paid-in capital...............................   1,050.7    1,050.1
 Retained earnings........................................     143.6       40.3
                                                           ---------  ---------
  Total shareholders' interest............................   1,205.7    1,293.8
                                                           ---------  ---------
  Total Liabilities and Shareholders' Interest............ $19,957.3  $14,760.9
                                                           =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    ---------------------------
                                                      1999     1998     1997
                                                    --------  -------- --------
Revenues:
 Net investment income............................. $  638.2  $ 574.7  $ 562.7
 Net realized investment gains.....................     12.0     29.6     19.0
 Premiums..........................................    123.9    123.1    171.8
 Cost of insurance.................................    129.0    128.5    127.2
 Variable product fees.............................     90.2     60.8     44.4
 Other income......................................     24.6     22.3     23.7
                                                    --------  -------  -------
  Total revenues...................................  1,017.9    939.0    948.8
                                                    --------  -------  -------
Benefits and expenses:
 Interest credited.................................    440.8    378.4    373.7
 Benefits and other changes in policy reserves.....    214.7    178.4    217.2
 Commissions.......................................    192.1    112.8    139.1
 General expenses..................................    124.7    111.0     92.2
 Amortization of intangibles, net..................     58.3     64.8     69.7
 Change in deferred acquisition costs, net.........   (179.1)   (74.7)  (112.6)
 Interest expense..................................      1.9      2.2      --
                                                    --------  -------  -------
  Total benefits and expenses......................    853.4    772.9    779.3
                                                    --------  -------  -------
  Income before income taxes and cumulative effect
   of accounting change............................    164.5    166.1    169.5
Provision for income taxes.........................     56.6     60.3     62.1
                                                    --------  -------  -------
  Income before cumulative effect of accounting
   change..........................................    107.9    105.8    107.4
                                                    --------  -------  -------
Cumulative effect of accounting change, net of
 tax...............................................      5.0      --       --
                                                    --------  -------  -------
  Net Income....................................... $  112.9  $ 105.8  $ 107.4
                                                    ========  =======  =======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST
                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner               Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- -------- -------------
Balances at December 31,
 1996...................      --    --    7,010   7.0      --     --     1,060.6       25.8       85.7     1,179.1
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       107.4       107.4
 Net unrealized gains on
  investment securities
  (a)...................      --    --      --    --       --     --         --        61.9        --         61.9
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     169.3
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (2.2)       --         --         (2.2)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1997...................      --    --    7,010   7.0      --     --     1,058.4       87.7      193.1     1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       105.8       105.8
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --       (29.9)       --        (29.9)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                      75.9
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --      (120.0)     (120.0)
Preferred stock
 dividend...............  120,000 120.0     --    --       --     --         --         --      (120.0)        --
Common stock dividend
 declared but not
 issued.................      --    --      --    --    18,641   18.6        --         --       (18.6)        --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (8.3)       --         --         (8.3)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1998...................  120,000 120.0   7,010   7.0   18,641   18.6    1,050.1       57.8       40.3     1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       112.9       112.9
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --      (192.0)       --       (192.0)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     (79.1)
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --        (9.6)       (9.6)
Common stock issued.....      --    --   18,641  18.6  (18,641) (18.6)       --         --         --          --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --         0.6        --         --          0.6
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1999...................  120,000 120.0  25,651  25.6      --     --     1,050.7     (134.2)     143.6     1,205.7
                          ======= =====  ======  ====  =======  =====    =======     ======     ======     =======

-------
(a) Presented net of deferred taxes of $72.2, $(31.1) and $(47.2) in 1999, 1998, and 1997, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   112.9  $   105.8  $   107.4
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (169.5)    (171.6)    (170.7)
  Increase in future policy benefits..........     565.5      440.6      461.2
  Net realized investment gains...............     (12.0)     (29.6)     (19.0)
  Amortization of investment premiums and
   discounts..................................      (1.3)      (1.3)       4.7
  Amortization of intangibles.................      58.3       64.8       69.7
  Deferred income tax expense (benefit).......      25.0       29.5       (9.6)
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (48.6)       1.5       (5.7)
    Deferred acquisition costs................    (179.1)     (74.7)    (112.6)
    Other assets, net.........................    (200.1)     (30.3)     (14.3)
   Increase (decrease) in:
    Policy and contract claims................     (43.4)      18.0       36.4
    Other policyholder liabilities............      20.0        2.5       (0.4)
    Accounts payable and accrued expenses.....      73.8       19.6     (113.3)
                                               ---------  ---------  ---------
     Total adjustments........................      88.6      269.0      126.4
                                               ---------  ---------  ---------
     Net cash provided by operating
      activities..............................     201.5      374.8      233.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,702.2    2,238.0      992.3
 Principal collected on mortgage loans........     103.3      138.3       91.8
 Proceeds collected from securitization.......     145.1        --         --
 Purchase of investment securities and other
  invested assets.............................  (3,086.2)  (2,685.4)  (1,232.6)
 Mortgage loans originations and increase in
  policy loans................................    (170.4)    (212.3)    (121.5)
                                               ---------  ---------  ---------
     Net cash used in investing activities....  (1,306.0)    (521.4)    (270.0)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment
  contracts...................................   4,717.6    2,280.0    1,961.9
 Redemption and benefit payments on investment
  contracts...................................  (3,593.4)  (2,016.2)  (1,973.4)
 Cash dividend to shareholders................      (9.6)    (120.0)       --
                                               ---------  ---------  ---------
     Net cash provided by (used in) financing
      activities..............................   1,114.6      143.8      (11.5)
                                               ---------  ---------  ---------
     Net increase (decrease) in cash and
      equivalents.............................      10.1       (2.8)     (47.7)
Cash and cash equivalents at beginning of
 year.........................................      11.1       13.9       61.6
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    21.2  $    11.1  $    13.9
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interests. Accordingly, the GELAAC consolidated financial statements have been restated for the years ended December 31, 1998 and 1997 as if Harvest had been a part of LOV as of January 1, 1997.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is a wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

   The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, ordinary and group), (iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

   The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

   Approximately 17%, 20% and 27% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 17%, 27% and 13% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the Mid-Atlantic region of the United States.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(1) Summary of Significant Accounting Policies -- Continued

   Although the Company markets its products through numerous distributors, approximately 28%, 20% and 19% of the Company's sales in 1999, 1998, and 1997, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

   The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity in the consolidated statements of shareholders' interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

   Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

   Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

   Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

 (k) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

   The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1999, approximately $44.3 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

   As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

   The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

   Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

(2) Investments

 (a) General

   The sources of investment income of the Company for the years ended December 31, were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $560.1  $489.8  $477.2
   Equity securities....................................    --      4.9     7.3
   Mortgage loans.......................................   66.9    64.2    61.0
   Policy loans.........................................   14.0    14.4    13.7
   Other investments....................................    2.5     6.7     9.0
                                                         ------  ------  ------
   Gross investment income..............................  643.5   580.0   568.2
   Investment expenses..................................   (5.3)   (5.3)   (5.5)
                                                         ------  ------  ------
   Net investment income................................ $638.2  $574.7  $562.7
                                                         ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        1999     1998     1997
                                                       ------  --------  ------
   Sales proceeds..................................... $590.3  $1,330.0  $483.6
                                                       ======  ========  ======
   Gross realized investment:
    Gains.............................................   28.6      43.8    24.5
    Losses............................................  (16.6)    (14.2)   (5.5)
                                                       ------  --------  ------
   Net realized investment gains...................... $ 12.0  $   29.6  $ 19.0
                                                       ======  ========  ======

   The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                       1999     1998    1997
                                                      -------  ------  ------
Net unrealized gains/(losses) on available-for-sale
 investment securities and other invested assets
 before adjustments:
 Fixed maturities.................................... $(245.0) $138.2  $192.2
 Equity securities...................................    (0.4)    5.5    14.6
 Other invested assets...............................    (4.1)    2.3     6.4
                                                      -------  ------  ------
  Subtotal...........................................  (249.5)  146.0   213.2
                                                      -------  ------  ------
Adjustments to the present value of future profits
 and deferred acquisition costs                          43.1   (57.1)  (78.3)
Deferred income taxes................................    72.2   (31.1)  (47.2)
                                                      -------  ------  ------
  Net unrealized gains/(losses)...................... $(134.2) $ 57.8  $ 87.7
                                                      =======  ======  ======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1999                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $    9.8    $ 0.1     $  (0.2)  $    9.7
State and municipal..................       1.5      --          --         1.5
Non-U.S. government..................       3.0      --         (0.2)       2.8
U.S. corporate.......................   4,936.3     21.4      (227.6)   4,730.1
Non-U.S. corporate...................     624.6      8.1       (17.8)     614.9
Mortgage-backed......................   1,696.5     16.9       (27.4)   1,686.0
Asset-backed.........................   1,007.0      1.5       (19.8)     988.7
                                       --------    -----     -------   --------
  Total fixed maturities.............   8,278.7     48.0      (293.0)   8,033.7
Common stocks and non-redeemable
 preferred stocks....................      33.5      1.3        (1.7)      33.1
                                       --------    -----     -------   --------
Total available-for-sale securities..  $8,312.2    $49.3     $(294.7)  $8,066.8
                                       ========    =====     =======   ========


             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1998                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturites:
U.S. government and agency...........  $   66.3    $  2.2     $ (0.1)  $   68.4
State and municipal..................       1.6       0.4        --         2.0
Non-U.S. government..................       3.0       --        (0.4)       2.6
U.S. corporate.......................   4,223.8     142.2      (54.6)   4,311.4
Non-U.S. corporate...................     314.3       6.4       (9.0)     311.7
Mortgage-backed......................   1,665.0        58         (9)   1,714.0
Asset-backed.........................     610.6       7.8       (5.7)     612.7
                                       --------    ------     ------   --------
  Total fixed maturities.............   6,884.6     217.0      (78.8)   7,022.8
Common stocks and non-redeemable
 preferred stocks....................      48.9       5.8       (0.3)      54.4
                                       --------    ------     ------   --------
Total available-for-sale securities..  $6,933.5    $222.8     $(79.1)  $7,077.2
                                       ========    ======     ======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  332.4  $  329.7
   Due one year through five years..........................  2,222.5   2,170.0
   Due five years through ten years.........................  1,663.2   1,565.5
   Due after ten years......................................  1,357.1   1,293.8
                                                             --------  --------
     Subtotals..............................................  5,575.2   5,359.0
   Mortgage-backed securities...............................  1,696.5   1,686.0
   Asset-backed securities..................................  1,007.0     988.7
                                                             --------  --------
     Totals................................................. $8,278.7  $8,033.7
                                                             ========  ========

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.9 and $10.8 as of December 31, 1999 and 1998, respectively.

   As of December 31, 1999, approximately 26.1% and 16.1% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 1999 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

   The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     1999             1998
                                               ---------------- ----------------
                                                 Fair             Fair
                                                value   Percent  value   Percent
                                               -------- ------- -------- -------
   Agencies and treasuries.................... $  284.7    3.5% $  536.0    7.6%
   AAA/Aaa....................................  2,080.7   25.9   1,696.1   24.2
   AA/Aa......................................    461.7    5.7     415.2    5.9
   A/A........................................  1,807.5   22.5   1,388.8   19.8
   BBB/Baa....................................  2,078.2   25.9   1,980.8   28.2
   BB/Ba......................................    368.2    4.6     401.5    5.7
   B/B........................................    191.6    2.4     188.5    2.7
   CCC/Ca.....................................      0.7    0.0       --     --
   CC/Ca......................................      0.1    0.0       --     --
   Not rated..................................    760.3    9.5     415.9    5.9
                                               --------  -----  --------  -----
   Totals..................................... $8,033.7  100.0% $7,022.8  100.0%
                                               ========  =====  ========  =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 1999 and 1998, there were fixed maturities in default with a fair value of $1.0 and $4.5, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.0%     100.0%
   Pacific.................................................   26.0        --
   East North Central......................................   15.0        --
   West South Central......................................   10.0        --
   Mountain................................................    5.0        --
   Other...................................................   14.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(2) Investments -- Continued

   Type distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   22.0%        --%
   Retail..................................................   30.0      100.0
   Industrial..............................................   23.0        --
   Apartments..............................................   15.0        --
   Other...................................................   10.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans as of December 31, 1999 and 1998: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($12.5 and $11.3, respectively). There was no allowance for losses on these loans as of December 31, 1999 or 1998. Average investment in impaired loans during 1999, 1998 and 1997 was $15.0, $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $2.6, $1.8 and $2.0 for the years ended 1999, 1998 and 1997, respectively.

   The following table shows the activity in the allowance for losses during the years ended December 31:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Balance on January 1...................................... $20.9 $17.7 $21.0
   Provision charged to operations...........................   1.6   1.5   1.4
   Amounts written off, net of recoveries....................   0.8   1.7  (4.7)
                                                              ----- ----- -----
   Balance at December 31.................................... $23.3 $20.9 $17.7
                                                              ===== ===== =====

   The allowance for losses on mortgage loans at December 31, 1999 and 1998 represented 2.8% and 2.7% of gross mortgage loans, respectively.

   The Company had $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 1999 and 1998 respectively.

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $296.1  $221.4  $108.8
   Costs deferred.....................................  218.9   107.0   130.6
   Amortization, net..................................  (39.8)  (32.3)  (18.0)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  475.2   296.1   221.4
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3   (13.3)  (14.8)
                                                       ------  ------  ------
   Balance at December 31............................. $482.5  $282.8  $206.6
                                                       ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(4) Intangibles

 (a) Present Value of Future Profits

   PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.
   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

   The components of PVFP are as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $367.0  $426.9  $487.9
   Interest accreted at 7.19%, 6.25% and 6.75% for
    1999, 1998, and 1997, respectively................   21.9    24.0    28.4
   Amortization.......................................  (74.1)  (83.9)  (89.4)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  314.8   367.0   426.9
   Cumulative effect of net unrealized investment
    (gains) losses....................................   35.8   (43.8)  (63.5)
                                                       ------  ------  ------
   Balance at December 31............................. $350.6  $323.2  $363.4
                                                       ======  ======  ======

   The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000................................... 14.7%
              2001................................... 12.4
              2002................................... 10.2
              2003...................................  8.5
              2004...................................  7.2

 (b) Goodwill

   Goodwill represents the excess of purchase price over the fair value of the assets acquired, less the fair value of the liabilities assumed which has been pushed-down to the consolidated financial statements by the Company's parent. Adjustments to the purchase price related to pre-acquisition contingencies are recorded as adjustments to goodwill in the period in which they are resolved.

   At December 31, 1999 and 1998, total unamortized goodwill was $121.4 and $134.2, respectively, which is shown net of accumulated amortization and adjustments of $36.1 and $50.9 for the years ended December 31, 1999 and 1998, respectively. Goodwill amortization was $6.0, $4.9, and $8.7 for the years ending December 31, 1999, 1998 and 1997, respectively. Adjustments to goodwill totaled ($6.8), ($27.6) and ($1.9) for the years ending December 31, 1999, 1998 and 1997, respectively.

(5) Reinsurance and Claim Reserves

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(5) Reinsurance and Claim Reserves -- Continued

Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   A summary of reinsurance activity is as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Direct............................................... $348.0  $427.5  $412.7
   Assumed..............................................   17.9    19.2    20.7
   Ceded................................................ (113.0) (195.1) (134.4)
                                                         ------  ------  ------
   Net premiums earned.................................. $252.9  $251.6  $299.0
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      7%      8%      7%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

   During 1998 and 1997, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998 and 1997, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

   Incurred losses and loss adjustment expenses are net of reinsurance of $68.2, $112.4 and $85.6 for the years ended December 31, 1999, 1998 and 1997, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(6) Future Annuity and Contract Benefits -- Continued

   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                 December 31,
                              Withdrawal     Morbidity  Interest Rate -----------------
                              Assumption     Assumption  Assumption     1999     1998
                          ------------------ ---------- ------------- -------- --------
Investment Contracts....         N/A            N/A          N/A      $6,891.1 $5,416.2
Limited-payment
 Contracts..............         None            (a)       4.0-9.3%       16.3     14.4
Traditional life
 insurance contracts....  Company Experience     (b)         7.1%        380.8    381.5
Universal life-type
 contracts..............         N/A            N/A          N/A       1,730.2  1,684.7
Accident & Health.......  Company Experience     (c)       3.5-7.5%       44.6     41.3
                                                                      -------- --------
Total future annuity and
 contract benefits......                                              $9,063.0 $7,538.1
                                                                      ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7) Income Taxes

   GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. As such the Company is not at risk for income taxes nor entitled to recoveries related to post-acquisition periods.

   The total provision for income taxes at December 31, consisted of the following components:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Current federal income tax provision ..................... $29.3 $29.2 $69.1
   Deferred federal income tax provision (benefit)...........  24.9  28.7  (9.5)
                                                              ----- ----- -----
     Subtotal-federal provision..............................  54.2  57.9  59.6
   Current state income tax provision .......................   2.3   1.6   2.6
   Deferred state income tax provision (benefit).............   0.1   0.8  (0.1)
                                                              ----- ----- -----
     Subtotal-state provision................................   2.4   2.4   2.5
                                                              ----- ----- -----
     Total income tax provision.............................. $56.6 $60.3 $62.1
                                                              ===== ===== =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.7
   Dividends received deduction............................... (1.1) (0.2)  --
   Other, net................................................. (1.2)  --   (0.5)
                                                               ----  ----  ----
     Effective rate........................................... 34.4% 36.3% 36.7%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(7) Income Taxes -- Continued

   The components of the net deferred income tax asset at December 31 are as follows:

                                                                   1999   1998
                                                                  ------ ------
   Assets:
    Insurance reserve amounts.................................... $149.0 $159.5
    Investments..................................................   10.7    --
    Net unrealized investment losses on investment securities....   72.2    --
    Other........................................................   22.2    7.7
                                                                  ------ ------
     Total deferred tax assets...................................  254.1  167.2
                                                                  ------ ------
   Liabilities:
    Net unrealized investment gains on investment securities.....    --    31.1
    Investments..................................................    --    15.9
    Present value of future profits..............................   59.6   67.1
    Deferred acquisition costs...................................   74.2   11.0
                                                                  ------ ------
     Total deferred tax liabilities..............................  133.8  125.1
                                                                  ------ ------
     Net deferred income tax asset............................... $120.3 $ 42.1
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company paid $41.8, $25.6 and $70.6, for federal and state income taxes for the years ended December 31, 1999, 1998 and 1997, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $14.8, $11.5 and $11.9 for the years ended December 31, 1999, 1998 and 1997, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $45.1, $19.1 and $4.6, for the years ended December 31, 1999, 1998 and 1997, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.9 and $2.2 with no outstanding borrowings at December 31, 1999 and $64.3 outstanding at December 31, 1998.

   During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1999 and 1998, totaled $30.8 and $75.9, respectively.

 (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(9) Commitments and Contingencies -- Continued

   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.1, $3.1, and $4.6 to various state guaranty associations during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, accounts payable and accrued expenses include $4.1 and $17.8, respectively, related to estimated future payments.

 (c) Litigation

   The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

   The Company has no derivative financial instruments as of December 31, 1999 and 1998 other than mortgage loan commitments of $53.0 and $83.8 and interest rate floors of $13.9 and $17.2, respectively. The notional value of the interest rate floors at December 31, 1999 and 1998, was $1,800 and the floors expire from September 2003 to October 2003.

   The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

   Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 1999 and 1998.

   At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                  1999              1998
                                            ----------------- -----------------
                                            Carrying   Fair   Carrying   Fair
                                             amount   value    amount   value
                                            -------- -------- -------- --------
   Mortgage loans.......................... $  810.5 $  819.4 $  745.8 $  828.3
   Investment type insurance contracts.....  6,891.1  6,849.8  5,416.2  5,441.8
   Interest rate floors....................     13.9      1.2     17.2     12.5

   The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

   The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(11) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 2000 is $54.2.

   On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

   At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            1999   1998   1997
                                                           ------ ------ ------
   Statutory net income................................... $ 70.8 $ 70.1 $ 80.9
   Statutory capital and surplus.......................... $542.5 $577.5 $600.0

   The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 1999, 1998 and 1997
             (Dollar amounts in millions, except per share amounts)


(13) Operating Segment Information -- Continued

   The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1999 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................       634.2          4.0          638.2
Net realized investment gains........        12.0          --            12.0
Premiums.............................        67.8         56.1          123.9
Other revenues.......................       243.6          0.2          243.8
                                         --------        -----       --------
  Total revenues.....................       957.6         60.3        1,017.9
                                         --------        -----       --------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5          655.5
Commissions..........................       179.7         12.4          192.1
Amortization of intangibles..........        56.2          2.1           58.3
Other operating costs and expenses...       (55.1)         2.6          (52.5)
                                         --------        -----       --------
  Total benefits and expenses........       797.8         55.6          853.4
                                         --------        -----       --------
  Income before income taxes and
   cumulative effect of accounting
   change............................       159.8          4.7          164.5
                                         ========        =====       ========
Total Assets.........................    19,790.9        183.1       19,974.0
                                         ========        =====       ========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1998 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................       569.4          5.3          574.7
Net realized investment gains........        29.6          --            29.6
Premiums.............................       101.4         21.7          123.1
Other revenues.......................       211.1          0.5          211.6
                                         --------        -----       --------
  Total revenues.....................       911.5         27.5          939.0
                                         --------        -----       --------
Interest credited, benefits, and
 other changes in policy reserves....       560.7         (3.9)         556.8
Commissions..........................       106.2          6.6          112.8
Amortization of intangibles..........        55.1          9.7           64.8
Other operating costs and expenses...        26.0         12.5           38.5
                                         --------        -----       --------
  Total benefits and expenses........       748.0         24.9          772.9
                                         --------        -----       --------
  Income before income taxes and
   cumulative effect of accounting
   change............................       163.5          2.6          166.1
                                         ========        =====       ========
Total Assets.........................    14,661.1         99.8       14,760.9
                                         ========        =====       ========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1997 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................       555.7          7.0          562.7
Net realized investment gains........        19.0          --            19.0
Premiums.............................       105.6         66.2          171.8
Other revenues.......................       195.1          0.2          195.3
                                         --------        -----       --------
  Total revenues.....................       875.4         73.4          948.8
                                         --------        -----       --------
Interest credited, benefits, and
 other changes in policy reserves....       548.4         42.5          590.9
Commissions..........................       125.2         13.9          139.1
Amortization of intangibles..........        66.6          3.1           69.7
Other operating costs and expenses...       (24.5)         4.1          (20.4)
                                         --------        -----       --------
  Total benefits and expenses........       715.7         63.6          779.3
                                         --------        -----       --------
  Income before income taxes and
   cumulative effect of accounting
   change............................       159.7          9.8          169.5
                                         ========        =====       ========
Total Assets.........................    12,699.0         47.9       12,746.9
                                         ========        =====       ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(14) Accounting Pronouncements Not Yet Adopted

   The Financial Accounting Standards Board ("FASB") has issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement No. 133), effective for GELAAC on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133.) Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB, and the effects on accounting for GELAAC financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(15) Cumulative Effect of Accounting Change

   The American Institute of Certified Public Accountants has issued Statement of Position ("SOP") No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle resulting in an increase to net income of $5 (net of income taxes of $2.8).